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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY			10020
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	3/31/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2006 Semi-Annual Report
March 31, 2006

Morgan Stanley Institutional Fund Trust

Balanced Portfolio

Balanced

Equity Portfolios

Equity

Mid Cap Growth

U.S. Mid Cap Value

U.S. Small Cap Value

Value

Fixed Income Portfolios

Core Fixed Income

Core Plus Fixed Income

High Yield

Intermediate Duration

International Fixed Income

Investment Grade Fixed Income

Limited Duration

Municipal

2006 Semi-Annual Report
March 31, 2006

Table of Contents

Shareholder’s Letter	2
Expense Examples	3
Portfolios of Investments
Balanced Portfolio:
Balanced	6
Equity Portfolios:
Equity	17
Mid Cap Growth	19
U.S. Mid Cap Value	21
U.S. Small Cap Value	23
Value	25
Fixed Income Portfolios:
Core Fixed Income	27
Core Plus Fixed Income	34
High Yield	41
Intermediate Duration	47
International Fixed Income	54
Investment Grade Fixed Income	57
Limited Duration	64
Municipal	71
Statements of Assets & Liabilities	79
Statements of Operations	86
Statements of Changes in Net Assets	89
Statements of Cash Flows	94
Financial Highlights	96
Notes to Financial Statements	116
Trustee and Officer Information	129

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Shareholder’s Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended March 31, 2006. Our Fund currently consists of 17 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

April 2006

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you may incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class), distribution (12b-1) fees (in the case of Adviser Class); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2005	March 31, 2006	October 1, 2005 — March 31, 2006
Balanced Portfolio
Institutional Class
Actual	$1,000.00	$1,053.00	$3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	2.99
Investment Class
Actual	1,000.00	1,050.80	3.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.22	3.75
Adviser Class
Actual	1,000.00	1,052.30	4.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.25

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.59%,0.74% and 0.84%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Equity Portfolio
Institutional Class
Actual	$1,000.00	$1,047.80	$3.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.60

* Expenses are equal to Institutional Class’ annualized net expense ratios of 0.71% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Mid Cap Growth Portfolio
Institutional Class
Actual	$1,000.00	$1,152.10	$3.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.76	3.21
Adviser Class
Actual	1,000.00	1,150.60	4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.51	4.47

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.64% and 0.89%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2005	March 31, 2006	October 1, 2005 — March 31, 2006
U.S. Mid Cap Value Portfolio
Institutional Class
Actual	$1,000.00	$1,106.90	$4.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.46	4.52
Investment Class
Actual	1,000.00	1,106.30	5.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.27
Adviser Class
Actual	1,000.00	1,105.90	6.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.21	5.77

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.90%, 1.05% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. Small Cap Value Portfolio
Institutional Class
Actual	$1,000.00	$1,123.30	$4.31
Hypothetical (5% average annual return before expenses)	1,000.00	1.020.88	4.10
Adviser Class
Actual	1,000.00	1,122.20	5.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.62	5.36

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.81% and 1.06%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Value Portfolio
Institutional Class
Actual	$1,000.00	$1,071.90	$3.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.69	3.28
Investment Class
Actual	1,000.00	1,071.50	4.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.94	4.04
Adviser Class
Actual	1,000.00	1,071.10	4.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.35

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.65%, 0.80% and 0.86%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Core Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,003.30	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.44	2.52
Adviser Class
Actual	1,000.00	1,002.00	3.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.19	3.78

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratios of 0.50% and 0.75%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Core Plus Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,006.50	$2.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.76	2.20
Investment Class
Actual	1,000.00	1,005.80	2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	2.95
Adviser Class
Actual	1,000.00	1,005.30	3.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.51	3.46

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.44%, 0.59% and 0.69%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2005	March 31, 2006	October 1, 2005 — March 31, 2006
High Yield Portfolio
Institutional Class
Actual	$1,000.00	$1,024.30	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.85	3.12
Investment Class
Actual	1,000.00	1,023.20	3.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.09	3.88
Adviser Class
Actual	1,000.00	1,022.80	4.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.40

* Expenses are equal to Institutional Class’, Investment Class’ and Adviser Class’ annualized net expense ratios of 0.62%, 0.77% and 0.87%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Intermediate Duration Portfolio
Institutional Class
Actual	$1,000.00	$1,004.20	$2.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.47
Investment Class
Actual	1,000.00	1,004.50	3.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.74	3.22

* Expenses are equal to Institutional Class’ and Investment Class’ annualized net expense ratios of 0.49% and 0.64%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

International Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$969.20	$3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.18

* Expenses are equal to Institutional Class’ annualized net expense ratio of 0.63% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Investment Grade Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,003.30	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.54
Adviser Class
Actual	1,000.00	1,002.50	3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.30

* Expenses are equal to Institutional Class’ and Adviser Class’ annualized net expense ratio’s of 0.50% and 0.65% respectvely, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Limited Duration Portfolio
Institutional Class
Actual	$1,000.00	$1,014.90	$2.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.82	2.14

* Expenses are equal to Institutional Class’ annualized net expense ratio of 0.42% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Municipal Portfolio
Institutional Class
Actual	$1,000.00	$1,022.60	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.48

* Expenses are equal to Institutional Class’ annualized net expense ratio of 0.49% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (30.0%)
Agency Adjustable Rate Mortgages (0.7%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.375%, 2/20/25-1/20/28	$688	$693
5.125%, 11/20/25-12/20/27	164	165
7.00%, 12/1/35-1/1/36	1,111	1,144
		2,002
Agency Fixed Rate Mortgages (5.5%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 9/1/17	39	41
10.50%, 8/1/19-12/1/19	92	103
11.00%, 5/1/20-9/1/20	46	50
12.00%, 3/1/15	39	43
Gold Pools:
7.50%, 8/1/20-11/1/32	645	674
8.00%, 2/1/21-8/1/31	490	522
9.50%, 12/1/22	46	50
10.00%, 12/1/19	57	63
April TBA
5.50%, 3/15/19-4/15/20	(i)2,300	2,285
Federal National Mortgage Association, Conventional Pools:
6.50%, 4/1/32-7/1/32	834	853
7.00%, 3/1/18-12/1/35	6,485	6,683
7.50%, 11/1/29-2/1/36	1,357	1,419
8.00%, 2/1/30-5/1/32	636	679
8.50%, 6/1/30-12/1/30	365	394
9.50%, 11/1/20-4/1/30	368	403
10.00%, 1/1/10-1/1/20	48	53
10.50%, 12/1/16-4/1/22	239	260
11.50%, 11/1/19	4	4
12.50%, 9/1/15	20	22
April TBA
7.00%, 4/25/35	(i)350	360
Government National Mortgage Association, Various Pools:
9.50%, 10/15/18-11/15/21	121	133
10.00%, 11/15/09-12/15/21	356	392
10.50%, 2/15/20-12/15/20	72	80
11.00%, 1/15/19	72	79
		15,645
Asset Backed Corporates (4.5%)
ACE Securities Corp.
5.14%, 5/25/34	(h)303	304
Aegis Asset Backed Securities Trust
4.92%, 8/25/35	(h)233	233
4.93%, 10/25/35	192	192
American Express Credit Account Master Trust
4.86%, 12/15/09	550	551
Asset Backed Funding Certificates
4.90%, 1/25/35	(h)83	83
5.00%, 6/25/25	$ (h)@—	$ @—
Bear Stearns Asset Backed Securities, Inc.
4.94%, 8/25/35	(h)205	205
5.02%, 9/25/34	(h)155	155
5.04%, 3/25/35	365	366
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	250	247
4.83%, 1/15/08	(h)265	265
Carrington Mortgage Loan Trust
4.90%, 6/25/35	138	138
4.94%, 10/25/35	379	380
4.95%, 2/25/35	74	74
4.97%, 9/25/35	286	286
Countrywide Asset-Backed Certificates
4.73%, 5/25/36	556	557
Equifirst Mortgage Loan Trust
4.88%, 4/25/35	(h)118	118
First Franklin Mortgage Loan Asset Backed Certificates
4.50%, 10/25/35	422	422
4.89%, 2/25/36	491	492
4.92%, 7/25/35	298	299
GE Capital Credit Card Master Note Trust
4.79%, 9/15/10	(h)350	350
GE Dealer Floorplan Master Note Trust
4.83%, 7/20/08	300	300
4.86%, 7/20/09	450	451
GSAMP Trust
4.91%, 4/25/35	(h)71	71
4.94%, 11/25/34	240	240
4.99%, 2/25/35	@—	@—
Harley-Davidson Motorcycle Trust
2.18%,2 1/15/09	130	130
J.P. Morgan Chase Commercial Mortgage Securities Corp.
4.92%, 4/16/19	(e)(h)112	112
Long Beach Mortgage Loan Trust
4.46%, 4/25/35	(h)82	82
Mastr Asset Backed Securities Trust
4.47%, 3/25/35	97	97
MBNA Credit Card Master Note Trust
4.89%, 2/16/10	(h)500	501
MBNA Master Credit Card Trust USA
7.80%, 10/15/12	900	990
Merrill Lynch Mortgage Investors, Inc.
4.92%, 9/25/35	(h)15	15
5.02%, 6/25/35-8/25/35	133	133
New Century Home Equity Loan Trust
5.35%, 11/25/34	400	401
Novastar Home Equity Loan
4.94%, 6/25/35	253	254
Option One Mortgage Loan Trust
4.68%, 11/25/34	278	278
Ownit Mortgage Loan Asset Backed Certificates
4.93%, 3/25/36	(h)104	104

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Park Place Securities, Inc.
4.90%, 6/25/35	$133	$133
RAAC Series
4.91%, 9/25/45	(h)342	342
Residential Asset Mortgage Products, Inc.
4.93%, 1/25/35	(h90	90
Residential Asset Securities Corp.
4.75%, 7/25/21	@—	@—
Saxon Asset Securities Trust
4.91%, 10/25/35	(h)200	200
4.93%, 5/25/35	(h)25	25
Securitized Asset Backed Receivables LLC Trust
4.675%, 12/25/35	(h)332	332
SLM Student Loan Trust
4.64%, 10/25/12	(h)195	195
Specialty Underwriting & Residential Finance
4.93%, 12/25/35	(h)109	110
Structured Asset Investment Loan Trust
4.91%, 6/25/35	(h)130	130
4.92%, 7/25/35	(h)315	315
Structured Asset Securities Corp.
5.02%, 6/25/35	475	476
TERRA
4.94%, 6/15/17	250	250
Terwin Mortgage Trust
4.77%, 11/25/35	64	64
4.94%, 7/25/35	(e)178	178
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	100	97
		12,813
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Countrywide Alternative Loan Trust
PO
3/20/46	2,450	126
0.48%, 2/25/37	2,393	134
1.86%, 12/20/35	(e)(h)3,538	112
2.02%, 12/20/35	(e)(h)3,157	157
Countrywide Home Loan Mortgage Pass Through Trust
PO
2/25/35	3,256	76
Federal Home Loan Mortgage Corporation
Inv Fl IO
3.80%, 10/15/29	(h)70	2
23.50%, 11/15/07	(h)8	1
IO
4.85%, 3/15/08	(h)51	1
5.00%, 6/15/17	335	38
5.90%, 2/15/08	(h)93	3
6.50%, 3/15/33	202	43
7.50%, 12/1/29	147	36
8.00%, 1/1/28-6/1/31	$44	$9
Federal National Mortgage Association
Zero Coupon, 3/25/36	2,855	78
Inv Fl IO
2.80%, 2/17/31	(h)537	29
4.23%, 3/18/30	54	1
IO
4.90%, 10/25/07	(h)141	3
5.00%, 2/25/15	355	14
5.50%, 6/25/26	258	8
6.00%, 8/25/32-7/25/33	183	37
6.50%, 6/1/31-6/25/33	395	85
7.00%, 4/25/33	140	31
8.00%, 4/1/24-12/1/31	534	117
9.00%, 11/1/26	57	16
IO PAC
8.00%, 8/18/27	120	24
Government National Mortgage Association
Inv Fl IO
3.25%, 4/16/29	321	15
3.85%, 8/16/29	185	11
Greenpoint Mortgage Funding Trust
PO
Zero Coupon, 8/25/45-10/25/45	4,277	140
Harborview Mortgage Loan Trust
IO
1.35%, 6/19/35	(h)2,596	68
1.60%, 3/19/37	(h)2,247	117
1.66%, 5/19/35	(h)4,029	106
PO
3/19/37	@—	@—
Indymac Index Mortgage Loan Trust
IO
1.06%, 7/25/35	(h)2,062	75
		1,713
Finance (1.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)265	275
American General Finance Corp.
4.625%, 5/15/09-9/1/10	80	78
AXA Financial, Inc.
6.50%, 4/1/08	60	61
CIT Group, Inc.
3.65%, 11/23/07	80	78
Countrywide Home Loans, Inc.
3.25%, 5/21/08	165	158
EOP Operating LP
6.76%, 6/15/07	20	20
7.50%, 4/19/29	80	87
Farmers Insurance Exchange
8.625%, 5/1/24	(e)290	340
General Electric Capital Corp.
4.25%, 12/1/10	80	76
6.75%, 3/15/32	120	134

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Goldman Sachs Group, Inc.
5.25%, 10/15/13	$25	$24
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	25	25
HSBC Finance Corp.
5.875%, 2/1/09	315	320
JPMorgan Chase & Co.
7.00%, 11/15/09	255	268
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	190	185
Mantis Reef Ltd.
4.692%, 11/14/08	(e)200	195
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	215	195
MBNA Corp.
5.14%, 5/5/08	(h)140	141
Nationwide Building Society
4.25%, 2/1/10	(e)155	149
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	100	101
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	90	90
Reckson Operating Partnership LP
5.15%, 1/15/11	75	73
Residential Capital Corp.
6.375%, 6/30/10	230	232
SLM Corp.
4.00%, 1/15/10	120	113
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	125	124
Two-Rock Pass Through Trust
5.68%, 12/31/49	(e)(h)100	99
USB Capital IX
6.19%, 12/31/49	195	193
Wachovia Capital Trust III
5.80%, 8/29/49	(h)505	497
Washington Mutual, Inc.
8.25%, 4/1/10	175	191
World Financial Properties
6.91%, 9/1/13	(e)282	296
Xlliac Global Funding
4.80%, 8/10/10	(e)165	160
		4,978
Industrials (2.0%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	(c)41	41
8.85%, 8/1/30	235	212
Albertson’s Inc
8.00%, 5/1/31	125	117
AmerisourceBergen Corp.
5.625%, 9/15/12	(e)55	54
AT&T Corp.
9.75%, 11/15/31	(c)160	192
Bowater Canada Finance Corp.
7.95%, 11/15/11	$225	$226
Brookfield Asset Management, Inc.
7.125%, 6/15/12	(c)125	133
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	54	51
Caterpillar Financial Services Corp.
3.625%, 11/15/07	30	29
4.84%, 8/20/07	(h)150	150
Clorox Co.
5.025%, 12/14/07	(h)140	140
Comcast Cable Communications, Inc.
6.75%, 1/30/11	40	42
ConAgra Foods, Inc.
7.00%, 10/1/28	45	47
8.25%, 9/15/30	55	65
Consumers Energy Co.
4.00%, 5/15/10	30	28
4.80%, 2/17/09	80	78
Cooper Industries, Inc.
5.25%, 11/15/12	(e)105	103
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	65	76
Deutsche Telekom International Finance BV
8.75%, 6/15/30	115	138
Echostar DBS Corp.
6.375%, 10/1/11	(c)145	142
6.625%, 10/1/14	35	34
FBG Finance Ltd.
5.125%, 6/15/15	(e)115	108
FedEx Corp.
2.65%, 4/1/07	75	73
France Telecom S.A.
8.50%, 3/1/31	110	138
General Motors Acceptance Corp.
6.875%, 9/15/11	320	299
General Motors Corp.
8.375%, 7/15/33	(c)435	321
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)320	@—
Health Net, Inc.
9.875%, 4/15/11	165	188
Hyatt Equities LLC
6.875%, 6/15/07	(e)125	127
ICI Wilmington, Inc.
4.375%, 12/1/08	65	63
Interpublic Group of Cos., Inc.
5.40%, 11/15/09	85	79
Kerr-McGee Corp.
5.875%, 9/15/06	35	35
Lear Corp.
8.11%, 5/15/09	(c)85	79
Lenfest Communications, Inc.
7.625%, 2/15/08	180	186

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
LG Electronics, Inc.
5.00%, 6/17/10	$ (e)80	$77
Limited Brands
6.95%, 3/1/33	70	69
Miller Brewing Co.
4.25%, 8/15/08	(e)110	107
Mohawk Industries, Inc.
6.125%, 1/15/16	80	79
7.20%, 4/15/12	65	68
News America Holdings, Inc.
7.75%, 2/1/24	165	179
Norfolk Southern Corp.
7.35%, 5/15/07	75	77
Northrop Grumman Corp.
4.08%, 11/16/06	80	79
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	25	24
Pilgrim’s Pride Corp.
9.625%, 9/15/11	30	31
Sappi Papier Holding AG
6.75%, 6/15/12	(e)70	67
SBC Communications Inc.
6.15%, 9/15/34	70	67
Sealed Air Corp.
5.625%, 7/15/13	(e)160	156
Sprint Capital Corp.
8.375%, 3/15/12	75	85
8.75%, 3/15/32	15	19
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)167	174
Telecom Italia Capital S.A.
4.00%, 1/15/10	155	146
Tyco International Group S.A.
5.80%, 8/1/06	20	20
Union Pacific Corp.
6.625%, 2/1/08	45	46
6.65%, 1/15/11	45	47
6.79%, 11/9/07	35	36
WellPoint, Inc.
3.75%, 12/14/07	30	29
6.80%, 8/1/12	50	53
WPP Finance UK Corp.
5.875%, 6/15/14	75	74
		5,603
Mortgages — Other (3.0%)
Banc of America Funding Corp.
5.13%, 9/20/35	(h)340	342
Countrywide Alternative Loan Trust
Zero Coupon, 3/20/46	374	374
5.04%, 11/20/35	(h)367	367
5.09%, 5/25/06	(h)350	350
Countrywide Home Loan Mortgage Pass Through Trust
5.12%, 3/25/35	$ (h)126	$126
Downey Savings & Loan Association Mortgage Loan Trust
4.69%, 4/19/46	(h)575	575
Federal National Mortgage Association PAC
8.50%, 9/25/20	19	21
Greenpoint Mortgage Funding Trust
5.11%, 8/25/35	(h)575	575
Harborview Mortgage Loan Trust
5.07%, 7/19/45	(h)228	229
5.16%, 11/19/35	(h)341	343
Impac CMB Trust
5.07%, 6/25/34	(h)320	321
Luminent Mortgage Capital, Inc.
5.06%, 4/25/36	(h)372	373
Merrill Lynch Mortgage Investors, Inc.
4.94%, 8/25/35	(h)359	359
Residential Accredit Loans, Inc.
5.08%, 2/25/46	(h)242	242
5.09%, 2/25/46	(h)200	200
Ryland Acceptance Corp. IV
6.65%, 7/1/11	8	8
Structured Asset Mortgage Investments, Inc.
4.76%, 4/25/46	650	650
5.03%, 4/25/45	400	400
Thornburg Mortgage Securities Trust
4.97%, 6/25/44	(h)11	11
Wamu Alternative Mortgage Pass-Through Certificates
4.69%, 4/25/46	(h)425	425
Washington Mutual, Inc.
4.885%, 7/25/44	(h)60	60
4.95%, 5/25/45	350	350
5.07%, 11/25/45-12/25/45	(h)961	962
5.08%, 10/25/45	(h)411	412
5.09%, 4/25/45	(h)381	381
5.11%, 8/25/45	(h)267	268
		8,724
U.S. Treasury Securities (11.5%)
U.S. Treasury Bonds
6.125%, 8/15/29	(c)600	688
6.25%, 5/15/30	(c)3,250	3,799
6.375%, 8/15/27	(c)690	807
8.125%, 8/15/19	2,100	2,726
U.S. Treasury Notes
3.625%, 5/15/13	(c)4,750	4,403
4.85%, 11/15/06	(c)1,000	992
4.83%, 2/15/08	(c)750	731
4.86%, 2/15/13	1,170	1,105
U.S. Treasury Strips
IO
4.69%, 11/15/21	1,000	452
5.00%, 5/15/16	500	303
5.02%, 2/15/17	(c)750	438
5.08%, 8/15/18-2/15/19	(c)3,125	1,640

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (cont’d)
5.11%, 5/15/19-8/15/20	$ (c)7,000	$3,557
5.12%, 11/15/19-2/15/20	4,710	2,341
5.14%, 5/15/20	2,475	1,209
5.15%, 2/15/21-5/15/21	(c)15,195	7,076
PO
5.08%, 2/15/27	2,075	728
		32,995
Utilities (0.5%)
Arizona Public Service Co.
5.80%, 6/30/14	150	148
CC Funding Trust I
6.90%, 2/16/07	115	116
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	70	70
Consolidated Natural Gas Co.
5.00%, 12/1/14	80	75
6.25%, 11/1/11	70	72
Detroit Edison Co.
6.125%, 10/1/10	60	62
Entergy Gulf States, Inc.
3.60%, 6/1/08	45	43
5.22%, 12/1/09	(h)75	74
5.61%, 12/8/08	(e)(h)105	105
Monongahela Power Co.
5.00%, 10/1/06	60	60
NiSource Finance Corp.
5.34%, 11/23/09	(h)85	86
Pacific Gas & Electric Co.
6.05%, 3/1/34	115	113
PSEG Energy Holdings LLC
8.625%, 2/15/08	65	68
Sempra Energy
4.621%, 5/17/07	75	74
Texas Eastern Transmission LP
7.00%, 7/15/32	70	78
TXU Corp.
6.375%, 6/15/06	45	45
Wisconsin Electric Power Co.
3.50%, 12/1/07	30	29
		1,318
Total Fixed Income Securities (Cost $91,211)		85,791

	Shares
Common Stocks (56.8%)
Aerospace & Defense (1.6%)
Boeing Co.	11,150	869
General Dynamics Corp.	4,600	294
Honeywell International, Inc.	12,200	522
Lockheed Martin Corp.	5,250	394
Northrop Grumman Corp.	11,230	767
Raytheon Co.	15,750	722
Rockwell Collins, Inc.	1,400	79
United Technologies Corp.	14,000	$812
		4,459
Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	13,720	673
Expeditors International Washington, Inc.	7,800	674
FedEx Corp.	2,250	254
United Parcel Service, Inc.	8,700	691
		2,292
Airlines (0.0%)
Southwest Airlines Co.	7,150	129
Automobiles (0.1%)
Ford Motor Co.	100	1
Honda Motor Co., Ltd. ADR	11,960	370
		371
Beverages (1.2%)
Anheuser-Busch Cos., Inc.	7,838	335
Brown-Forman Corp., Class B	900	69
Coca-Cola Co. (The)	36,790	1,541
Coca-Cola Enterprises, Inc.	3,903	79
Diageo plc ADR	5,220	331
Pepsi Bottling Group, Inc.	2,140	65
PepsiCo., Inc.	16,325	944
		3,364
Biotechnology (1.1%)
Amgen, Inc.	(a)12,060	877
Applera Corp. - Applied Biosystems Group	7,640	207
Biogen Idec, Inc.	(a)3,236	152
Chiron Corp.	(a)11,150	511
Genentech, Inc.	(a)6,600	558
Genzyme Corp.	(a)1,500	101
Gilead Sciences, Inc.	(a)11,400	709
Medimmune, Inc.	(a)1,270	47
		3,162
Building Products (0.2%)
American Standard Cos., Inc.	3,650	156
Masco Corp.	9,650	314
		470
Capital Markets (1.5%)
Bank of New York Co., Inc. (The)	1,390	50
Bear Stearns Cos., Inc. (The)	700	97
Charles Schwab Corp. (The)	43,521	749
Franklin Resources, Inc.	2,280	215
Goldman Sachs Group, Inc.	3,710	582
Legg Mason, Inc.	4,325	542
Lehman Brothers Holdings, Inc.	1,437	208
Mellon Financial Corp.	740	26
Merrill Lynch & Co., Inc.	16,300	1,284
Northern Trust Corp.	270	14
State Street Corp.	8,810	533
		4,300
Chemicals (0.6%)
Bayer AG ADR	27,810	1,114

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Chemicals (cont’d)
Dow Chemical Co. (The)	1,890	$77
E.I. du Pont de Nemours & Co.	8,690	367
Lanxess AG	2,992	112
Tronox, Inc.	(a)208	3
		1,673
Banks (1.6%)
Ameriprise Financial, Inc.	13,760	620
Bank of America Corp.	34,340	1,564
BB&T Corp.	750	29
Comerica, Inc.	4,040	234
Fifth Third Bancorp.	4,410	174
KeyCorp.	340	13
Marshall & Ilsley Corp.	1,170	51
National City Corp.	2,120	74
PNC Financial Services Group, Inc.	9,300	626
Regions Financial Corp.	3,174	112
SunTrust Banks, Inc.	810	59
Synovus Financial Corp.	1,820	49
U.S. Bancorp	11,590	353
Wachovia Corp.	6,269	351
Wells Fargo & Co.	5,370	343
		4,652
Commercial Services & Supplies (0.9%)
ACCO Brands Corp.	(a)376	8
Apollo Group, Inc., Class A	(a)14,200	746
Corporate Executive Board Co.	8,500	858
Iron Mountain, Inc.	(a)12,217	498
Monster Worldwide, Inc.	(a)11,900	593
		2,703
Communications Equipment (1.5%)
Avaya, Inc.	(a)4,156	47
Cisco Systems, Inc.	(a)74,874	1,622
Comverse Technology, Inc.	(a)2,000	47
Corning, Inc.	(a)14,925	402
JDS Uniphase Corp.	(a)13,366	56
Lucent Technologies, Inc.	(a)45,536	139
Motorola, Inc.	36,872	845
QLogic Corp.	(a)2,114	41
Qualcomm, Inc.	18,124	917
Tellabs, Inc.	(a)4,600	73
		4,189
Computers & Peripherals (2.2%)
Apple Computer, Inc.	(a)15,940	1,000
Dell, Inc.	(a)58,144	1,730
EMC Corp.	(a)26,950	367
Hewlett-Packard Co.	39,374	1,295
International Business Machines Corp.	18,615	1,535
Lexmark International, Inc., Class A	(a)1,115	51
Network Appliance, Inc.	(a)3,629	131
Sun Microsystems, Inc.	(a)45,234	232
		6,341
Construction Materials (0.2%)
Cemex	8,700	$568
Consumer Finance (0.4%)
American Express Co.	21,300	1,120
Capital One Financial Corp.	873	70
SLM Corp.	100	5
		1,195
Diversified Financial Services (2.3%)
Brookfield Asset Management, Inc.	29,300	1,613
Chicago Mercantile Exchange Holdings, Inc.	1,710	765
Citigroup, Inc.	37,455	1,769
JPMorgan Chase & Co.	40,296	1,678
Moody’s Corp.	8,990	643
		6,468
Diversified Telecommunication Services (0.8%)
France Telecom S.A. ADR	18,150	408
Sprint Nextel Corp.	41,056	1,061
Verizon Communications, Inc.	24,990	851
		2,320
Electric Utilities (0.9%)
AES Corp. (The)	(a)4,500	77
American Electric Power Co., Inc.	11,340	386
Cinergy Corp.	1,300	59
Consolidated Edison, Inc.	1,300	57
Edison International	1,900	78
Entergy Corp.	8,960	618
Exelon Corp.	4,500	238
FirstEnergy Corp.	8,090	396
FPL Group, Inc.	3,200	128
PPL Corp.	2,600	76
Progress Energy, Inc.	1,300	57
Southern Co. (The)	5,200	170
TXU Corp.	3,800	170
		2,510
Electrical Equipment (0.2%)
American Power Conversion Corp.	2,050	47
Cooper Industries Ltd., Class A	550	48
Emerson Electric Co.	5,650	473
Rockwell Automation, Inc.	1,200	86
		654
Electronic Equipment & Instruments (0.2%)
Agilent Technologies, Inc.	(a)5,818	219
Jabil Circuit, Inc.	(a)3,052	131
Molex, Inc.	1,750	58
Sanmina-SCI Corp.	(a)5,348	22
Solectron Corp.	(a)11,349	45
		475
Energy Equipment & Services (0.9%)
AmSouth Bancorp.	2,380	64
Baker Hughes, Inc.	3,660	250
BJ Services Co.	3,080	107
Halliburton Co.	4,684	342
Nabors Industries Ltd.	(a)1,450	104

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Energy Equipment & Services (cont’d)
Schlumberger Ltd.	12,530	$1,586
Transocean, Inc.	(a)3,090	248
		2,701
Food & Staples Retailing (1.3%)
Albertson’s, Inc.	1,753	45
Costco Wholesale Corp.	29,201	1,581
CVS Corp.	3,740	112
Kroger Co. (The)	(a)12,358	251
Safeway, Inc.	1,902	48
Sysco Corp.	2,990	96
Wal-Mart Stores, Inc.	30,814	1,456
Walgreen Co.	4,689	202
		3,791
Food Products (0.9%)
Archer-Daniels-Midland Co.	6,102	205
Cadbury Schweppes plc ADR	10,230	409
Campbell Soup Co.	3,620	117
ConAgra Foods, Inc.	5,111	110
General Mills, Inc.	3,567	181
Heinz (H.J.) Co.	3,659	139
Hershey Co. (The)	2,628	137
Kellogg Co.	3,693	163
Sara Lee Corp.	7,678	137
Unilever N.V. (NY Shares)	13,730	951
W.M. Wrigley Jr. Co.	1,737	111
		2,660
Gas Utilities (0.0%)
Sempra Energy	1,300	60
Health Care Equipment & Supplies (1.7%)
Alcon, Inc.	3,875	404
Bard (C.R.), Inc.	2,000	136
Bausch & Lomb, Inc.	5,800	369
Baxter International, Inc.	8,350	324
Becton Dickinson & Co.	3,570	220
Biomet, Inc.	3,390	120
Boston Scientific Corp.	(a)9,640	222
Dade Behring Holdings, Inc.	11,500	411
Guidant Corp.	4,450	347
Hospira, Inc.	(a)977	39
Medtronic, Inc.	17,120	869
Millipore Corp.	(a)300	22
St. Jude Medical, Inc.	(a)16,520	677
Stryker Corp.	5,920	263
Thermo Electron Corp.	(a)1,562	58
Waters Corp.	(a)640	28
Zimmer Holdings, Inc.	(a)3,480	235
		4,744
Health Care Providers & Services (2.1%)
Aetna, Inc.	8,840	434
AmerisourceBergen Corp.	(c)3,580	173
Cardinal Health, Inc.	6,060	452
CIGNA Corp.	6,770	884
Express Scripts, Inc.	(a)2,300	202
HCA, Inc.	6,800	$311
Health Management Associates, Inc., Class A	3,700	80
Humana, Inc.	(a)2,300	121
IMS Health, Inc.	3,900	101
Manor Care, Inc.	900	40
McKesson Corp.	4,110	214
Medco Health Solutions, Inc.	(a)3,517	201
Quest Diagnostics, Inc.	2,800	144
Tenet Healthcare Corp.	(a)5,300	39
UnitedHealth Group, Inc.	33,680	1,881
WellPoint, Inc.	(a)7,900	612
		5,889
Hotels Restaurants & Leisure (1.5%)
Carnival Corp.	30,000	1,421
Harrah’s Entertainment, Inc.	3,250	253
Marriott International, Inc., Class A	4,700	323
McDonald’s Corp.	28,790	989
Starbucks Corp.	(a)14,400	542
Starwood Hotels & Resorts Worldwide, Inc.	5,000	339
Yum! Brands, Inc.	6,300	308
		4,175
Household Durables (0.3%)
Black & Decker Corp.	400	35
Centex Corp.	600	37
Fortune Brands, Inc.	700	57
KB Home	400	26
Leggett & Platt, Inc.	900	22
Newell Rubbermaid, Inc.	1,200	30
Pulte Homes, Inc.	15,550	597
Stanley Works (The)	100	5
Whirlpool Corp.	400	37
		846
Household Products (1.2%)
Clorox Co.	2,517	151
Colgate Palmolive Co.	6,092	348
Kimberly-Clark Corp.	5,700	329
Procter & Gamble Co.	45,920	2,646
		3,474
Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	1,300	71
Duke Energy Corp.	(a)5,900	172
		243
Industrial Conglomerates (2.8%)
3M Co.	9,700	734
General Electric Co.	166,680	5,797
Siemens AG	7,660	713
Textron, Inc.	1,550	145
Tyco International Ltd.	26,700	718
		8,107
Insurance (2.9%)
ACE Ltd.	2,800	146
Aegon N.V. (NY Shares)	10,400	192
Aflac, Inc.	4,160	188

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Insurance (cont’d)
Allstate Corp. (The)	5,740	$299
AMBAC Financial Group, Inc.	550	44
American International Group, Inc.	18,530	1,225
AON Corp.	1,500	62
Berkshire Hathaway, Inc., Class B	(a)343	1,033
Chubb Corp.	7,570	722
Cincinnati Financial Corp.	525	22
Hartford Financial Services Group, Inc.	7,840	631
Jefferson-Pilot Corp.	400	22
Lincoln National Corp.	2,200	120
Loews Corp.	1,020	103
Manulife Financial Corp.	600	38
Marsh & McLennan Cos., Inc.	27,260	800
MBIA, Inc.	1,760	106
Metlife, Inc.	5,990	290
MGIC Investment Corp.	4,925	328
Principal Financial Group	2,970	145
Progressive Corp. (The)	1,860	194
Prudential Financial, Inc.	4,000	303
St. Paul Travelers Cos., Inc. (The)	20,556	859
XL Capital Ltd., Class A	6,000	385
		8,257
Internet & Catalog Retail (0.8%)
Amazon.com, Inc.	(a)19,300	705
eBay, Inc.	(a)40,550	1,584
		2,289
Internet Software & Services (1.1%)
Google, Inc., Class A	(a)4,400	1,716
Yahoo!, Inc.	(a)41,878	1,351
		3,067
IT Services (0.5%)
Affiliated Computer Services, Inc., Class A	(a)200	12
Automatic Data Processing, Inc.	861	39
BMC Software, Inc.	(a)677	15
Computer Sciences Corp.	(a)519	29
Electronic Data Systems Corp.	709	19
First Data Corp.	16,717	782
Fiserv, Inc.	(a)342	15
Paychex, Inc.	13,872	578
Sabre Holdings Corp., Class A	131	3
Unisys Corp.	(a)543	4
		1,496
Leisure Equipment & Products (0.0%)
Brunswick Corp.	500	20
Eastman Kodak Co.	1,300	37
Mattel, Inc.	2,000	36
		93
Machinery (1.1%)
Caterpillar, Inc.	(c)10,100	725
Danaher Corp.	3,900	248
Deere & Co.	2,950	233
Dover Corp.	3,750	182
Eaton Corp.	2,300	$168
Illinois Tool Works, Inc.	4,600	443
Ingersoll-Rand Co., Ltd., Class A	13,570	567
ITT Industries, Inc.	2,500	141
Paccar, Inc.	2,625	185
Parker Hannifin Corp.	1,800	145
		3,037
Media (1.9%)
Clear Channel Communications, Inc.	26,710	775
Comcast Corp., Class A	(a)100	3
Getty Images, Inc.	(a)8,104	607
Grupo Televisa S.A.	36,800	732
International Game Technology	15,800	557
Interpublic Group of Cos., Inc.	(a)50	1
Knight Ridder, Inc.	50	3
Live Nation	(a)263	5
McGraw-Hill Cos., Inc. (The)	13,100	755
New York Times Co., Class A	50	1
Omnicom Group, Inc.	50	4
Time Warner, Inc.	55,353	929
Viacom, Inc.	(a)13,240	483
Walt Disney Co.	24,930	695
		5,550
Metals & Mining (0.2%)
Newmont Mining Corp.	12,513	649
Multi-Utilities (0.4%)
Ameren Corp.	1,300	65
Dominion Resources, Inc./VA	1,900	131
DTE Energy Co.	1,300	52
KeySpan Corp.	1,500	61
PG&E Corp.	3,200	125
Public Service Enterprise Group, Inc.	1,300	83
Questar Corp.	7,000	490
Williams Cos., Inc.	4,800	103
		1,110
Multiline Retail (0.6%)
Family Dollar Stores, Inc.	50	1
Federated Department Stores, Inc.	50	4
Kohl’s Corp.	(a)7,080	375
Sears Holdings Corp.	(a)9,700	1,283
		1,663
Office Electronics (0.0%)
Xerox Corp.	(a)8,454	128
Oil, Gas & Consumable Fuels (5.8%)
Amerada Hess Corp.	870	124
Anadarko Petroleum Corp.	2,370	239
Apache Corp.	3,286	215
BP plc ADR	9,020	622
Burlington Resources, Inc.	3,900	358
Chevron Corp.	22,657	1,313
ConocoPhillips	23,166	1,463
Devon Energy Corp.	4,500	275
EOG Resources, Inc.	2,000	144
Exxon Mobil Corp.	64,671	3,936

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Oil, Gas & Consumable Fuels (cont’d)
Kerr-McGee Corp.	1,030	$98
Kinder Morgan, Inc.	1,100	101
LUKOIL	12,400	1,021
Marathon Oil Corp.	3,420	261
Monsanto Co.	19,970	1,692
OAO Gazprom (Registered) ADR	11,587	1,060
Occidental Petroleum Corp.	3,634	337
Royal Dutch Shell plc ADR	10,320	643
Southwestern Energy Co.	(a)13,800	444
Ultra Petroleum Corp.	(a)29,220	1,821
Valero Energy Corp.	5,000	299
XTO Energy, Inc.	2,200	96
		16,562
Personal Products (0.1%)
Avon Products, Inc.	8,740	272
Pharmaceuticals (4.0%)
Abbott Laboratories	23,976	1,018
Allergan, Inc.	960	104
Bristol-Myers Squibb Co.	53,681	1,321
Eli Lilly & Co.	22,150	1,225
Forest Laboratories, Inc.	(a)2,710	121
GlaxoSmithKline plc ADR	7,280	381
Johnson & Johnson	23,560	1,395
King Pharmaceuticals, Inc.	(a)830	14
Merck & Co., Inc.	15,900	560
Pfizer, Inc.	82,471	2,055
Roche Holding AG ADR	11,230	834
Sanofi-Aventis ADR	7,480	355
Schering-Plough Corp.	53,000	1,007
Wyeth	22,887	1,111
		11,501
Real Estate (0.4%)
Equity Office Properties Trust REIT	18,110	608
Equity Residential REIT	14,100	660
		1,268
Road & Rail (0.3%)
Burlington Northern and Santa Fe Railway Co.	2,700	225
CSX Corp.	2,450	147
Norfolk Southern Corp.	2,950	159
Union Pacific Corp.	1,950	182
		713
Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.	(a)5,022	167
Altera Corp.	(a)5,529	114
Analog Devices, Inc.	4,292	164
Applied Materials, Inc.	20,263	355
Broadcom Corp., Class A	(a)6,030	260
Freescale Semiconductor, Inc., Class B	(a)3,969	110
Intel Corp.	89,810	1,738
KLA-Tencor Corp.	2,610	126
Linear Technology Corp.	3,358	118
LSI Logic Corp.	(a)460	5
Marvell Technology Group Ltd.	(a)9,220	$499
Maxim Integrated Products, Inc.	4,014	149
Micron Technology, Inc.	(a)31,476	463
National Semiconductor Corp.	5,106	142
Novellus Systems, Inc.	(a)2,228	54
Nvidia Corp.	(a)2,400	137
Teradyne, Inc.	(a)1,455	23
Texas Instruments, Inc.	20,278	659
Xilinx, Inc.	4,060	103
		5,386
Software (0.9%)
Accelr8 Technology Corp.	(a)233	1
Adobe Systems, Inc.	(a)776	27
Autodesk, Inc.	(a)124	5
CA Inc	875	24
Citrix Systems, Inc.	(a)141	5
Electronic Arts, Inc.	(a)18,092	990
Intuit, Inc.	(a)321	17
Mercury Interactive Corp.	(a)220	8
Microsoft Corp.	15,825	430
NCR Corp.	(a)1,008	42
Novell, Inc.	(a)500	4
Oracle Corp.	(a)7,993	109
Symantec Corp.	(a)45,970	774
		2,436
Specialty Retail (0.1%)
AutoZone, Inc.	(a)50	5
Home Depot, Inc.	100	4
Lowe’s Cos., Inc.	50	3
Office Depot, Inc.	(a)4,580	171
RadioShack Corp.	50	1
Sherwin-Williams Co. (The)	50	2
Staples, Inc.	75	2
Tiffany & Co.	50	2
		190
Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	(a)1,800	62
Jones Apparel Group, Inc.	700	25
Liz Claiborne, Inc.	700	29
Nike, Inc., Class B	1,200	102
VF Corp.	600	34
		252
Thrifts & Mortgage Finance (0.6%)
Countrywide Financial Corp.	1,830	67
Fannie Mae	3,300	170
Federal Home Loan Mortgage Corporation	18,780	1,146
Golden West Financial Corp.	1,140	77
PMI Group, Inc. (The)	3,150	145
Washington Mutual, Inc.	4,210	179
		1,784
Tobacco (1.0%)
Altria Group, Inc.	35,773	2,535
Reynolds American, Inc.	1,100	116

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Tobacco (cont’d)
UST, Inc.	1,412	$59
		2,710
Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	550	41
Wireless Telecommunication Services (1.0%)
America Movil S.A. de C.V., Series L ADR	32,400	1,110
Crown Castle International Corp.	(a)19,386	550
Mobile Telesystems OJSC	18,100	599
Vimpel-Communications OAO	(a)16,600	714
		2,973
Total Common Stocks (Cost $130,679)		162,412
Mutual Funds (8.5%)
iShares MSCI Emerging Markets Index Fund	67,000	$6,633
iShares MSCI Hong Kong Index Fund	162,000	2,185
ishares MSCI Mexico Index Fund	82,500	3,163
iShares S&P 500/BARRA Growth Index Fund	93,900	5,719
Streettracks Gold Trust	(a)113,300	6,583
Total Mutual Funds (Cost $19,750)		24,283
Preferred Stock (0.0%)
Mortgages — Other (0.0%)
Home Ownership Funding Corp.
13.33% (Cost $137)	(e)500	119

	Face
	Amount
	(000)
Short-Term Investments (7.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (4.4%)
Alliance and Leister plc, 4.68%, 4/30/07	$ (h)283	283
ASAP Funding Ltd.,
4.76%, 5/09/06	90	90
4.79%, 5/09/06	112	112
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	172	172
4.65%, 4/12/06	142	142
Bank of America Corp.,
4.81%, 11/07/06	(h)63	63
4.82%, 8/10/06	(h)141	141
Bank of New York Co, Inc., 4.67%, 4/30/07	(h)141	141
Barclays New York Co., Inc., 4.83%, 5/30/06	283	283
Bear Stearns & Co., Inc,
4.76%, 6/15/06	(h)283	283
4.93%, 3/08/07	(h)113	113
4.94%, 9/13/06	(h)226	226
CC USA, Inc., 4.83%, 4/18/06	(h)141	141
Ciesco LLC,
4.73%, 5/2/06	56	56
4.75%, 5/3/06	281	281
Concord Minutemen LLC, Series B,
4.68%, 4/5/06	424	424
Dekabank Deutsche Girozentrale, 4.60%, 5/19/06	(h)289	289
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	2,305	2,305
Five Finance, Inc., 4.82%, 11/17/06	(h)284	284
Goldman Sachs Group, Inc., 4.77%, 4/30/07	(h)141	141
HSBC Finance Corp.,
4.65%, 4/30/07	$ (h)141	$141
4.80%, 4/5/06	423	423
ING America Insurance Holdings, 4.51%, 4/6/06	112	112
IXIS Corporate & Investment Bank, 4.90%, 4/3/06	566	566
K2 (USA) LLC, 4.83%, 4/25/06	(h)141	141
Liberty Lighthouse US Capital Co. LLC,
4.83%, 2/1/07	(h)141	141
Links Finance LLC,
4.83%, 4/18/06	(h)141	141
4.92%, 10/6/06	(h)113	113
Mane Funding Corp., 4.80%, 5/10/06	285	285
Manufacturers & Traders, 4.81%, 12/29/06	(h)85	85
Nationwide Building Society, 5.02%, 4/2/07	(h)(e)328	328
Nordea Bank, N.Y., 4.82%, 1/3/07	(h)141	141
Park Granada LLC, 4.71%, 4/26/06	112	112
Park Sienna, 4.79%, 5/5/06	140	140
Rhein-Main Securitisation, Ltd.,
4.82%, 4/18/06	282	282
Royal Bank of Scotland, London,
4.85%, 4/3/06	566	566
Scaldis Capital LLC,
4.60%, 4/25/06	140	140
4.73%, 4/18/06	282	282
Skandi N.Y., 4.68%, 4/30/07	(h)283	283
SLM Corp., 4.78%, 4/30/07	(h)283	283
Standard Charter Bank, N.Y., 4.80%, 4/28/06	(h)566	566
Ticonderoga Funding LLC, 4.80%, 4/24/06	291	291
Unicredito Italiano Bank (Ireland) plc,
4.70%, 4/30/07	(h)198	198
Wachovia Bank N.A., 4.80%, 10/2/06	(h)340	340
Washington Mutual Bank, F.A., 4.79%, 5/10/06	311	311
Wells Fargo Bank N.A., 4.80%, 12/1/06	(h)199	199
		12,580
Discount Notes (1.6%)
Federal Home Loan Bank
4.75%, 4/13/06	2,500	2,496
Federal Home Loan Mortgage Corporation
4.89%, 6/30/06	530	524
Federal National Mortgage Association
4.85%, 5/15/06	1,000	994
4.89%, 6/30/06	605	598
		4,612
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $4,829	(f)4,827	4,827
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
4.58%, 7/13/06	(j)150	148
Total Short-Term Investments (Cost $22,168)		22,167
Total Investments (103.1%) (Cost $263,945) — Including $18,439 of Securities Loaned		294,772
Liabilities in Excess of Other Assets (-3.1%)		(8,739)
Net Assets (100%)		$286,033

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

(a)           Non-income producing security.

(b)           Issuer is in default.

(c)           All or a portion of security on loan at March 31, 2006.

(d)           Security was valued at fair value — At March 31, 2006, the Portfolio held fair valued securities, totaling less than $500, representing less than 0.05% of net assets.

(e)           144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)            Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)           Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.

(i)            Security is subject to delayed delivery.

(j)            All or a portion of the security was pledged to cover margin requirements for futures contracts.

@            Value/Face Amount is less than $500.

ADR       American Depositary Receipt

Inv Fl      Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2006.

IO            Interest Only

OJSC      Open Joint Stock Company

PO           Principal Only

PAC        Planned Amortization Class

REIT       Real Estate Investment Trust

TBA       To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	8,152	$8,152	4/18/06	CNY	64,896	$8,104	$(48)
USD	3,522	3,522	4/18/06	CNY	28,077	3,506	(16)
USD	10,168	10,168	6/6/06	CNY	80,282	10,075	(93)
		$21,842				$21,685	$(157)

CNY — Chinese RenMinBi

USD — United States Dollar

Futures Contracts:
The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Australian Dollar 10 yr. Bond	37	$19,292	Jun-06	$5
British Pound Long Gilt	14	2,715	Jun-06	(44)
FTSE/JSE Top 40 Index
(South African Rand)	151	4,616	Jun-06	426
Tokyo Price Index (Japanese Yen)	45	6,604	Jun-06	463
Singapore Cash Index (Singapore Dollar)	20	741	Apr-06	7
Russell 2000 Index (U.S. Dollar)	7	2,701	Jun-06	8
U.S. Treasury 5 yr. Note	32	3,342	Jun-06	(22)
U.S. Treasury 10 yr. Note	74	7,873	Jun-06	(91)
U.S. Treasury Long Bond	92	10,042	Jun-06	(341)
Short:
Hang Seng Index	8	815	Jun-06	(3)
S&P 500 Mini Index (U.S. Dollar)	29	1,890	Jun-06	16
S&P 500 Index (U.S. Dollar)	18	5,865	Jun-06	6
U.S. Treasury 2 yr. Note	6	1,223	Jun-06	4
U.S. Treasury 10 yr. Note	14	1,489	Jun-06	@—
				$434

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments..

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Equity Portfolio

		Value
	Shares	(000)
Common Stocks (98.2%)
Consumer Discretionary (10.0%)
CBS Corp.	3,390	$81
Clear Channel Communications, Inc.	(c)45,370	1,316
Honda Motor Co., Ltd. ADR	20,300	629
Kohl’s Corp.	(a)12,060	639
McDonald’s Corp.	10,000	344
Office Depot, Inc.	(a)7,770	289
Time Warner, Inc.	93,860	1,576
Viacom, Inc.	(a)18,840	731
Walt Disney Co.	42,210	1,177
		6,782
Consumer Staples (9.4%)
Altria Group, Inc.	9,800	694
Avon Products, Inc.	5,510	172
Cadbury Schweppes plc ADR	(c)17,420	697
Coca-Cola Co. (The)	25,220	1,056
Diageo plc ADR	(c)8,890	564
Procter & Gamble Co.	9,270	534
Unilever N.V. (NY Shares)	23,400	1,620
Wal-Mart Stores, Inc.	22,100	1,044
		6,381
Energy (7.7%)
BP plc ADR	15,370	1,060
ConocoPhillips	17,300	1,092
Exxon Mobil Corp.	7,310	445
Royal Dutch Shell plc ADR	(c)17,570	1,094
Schlumberger Ltd.	11,690	1,480
		5,171
Financials (25.4%)
ACE Ltd.	1,970	103
Aegon N.V. (NY Shares)	17,710	326
Bank of America Corp.	25,672	1,169
Charles Schwab Corp. (The)	66,730	1,148
Chubb Corp.	11,160	1,065
Citigroup, Inc.	38,850	1,835
Federal Home Loan Mortgage Corporation	20,560	1,254
Fifth Third Bancorp.	4,100	161
Goldman Sachs Group, Inc.	2,950	463
Hartford Financial Services Group, Inc.	7,740	624
JPMorgan Chase & Co.	53,451	2,226
Marsh & McLennan Cos., Inc.	38,410	1,128
Merrill Lynch & Co., Inc.	21,960	1,730
MGIC Investment Corp.	6,460	430
PMI Group, Inc. (The)	(c)5,340	245
PNC Financial Services Group, Inc.	11,650	784
St. Paul Travelers Cos., Inc. (The)	27,624	1,154
State Street Corp.	12,990	785
XL Capital Ltd., Class A	8,900	571
		17,201
Health Care (18.0%)
Abbott Laboratories	17,970	763
Applera Corp. - Applied Biosystems Group	10,570	287
Bausch & Lomb, Inc.	8,730	556
Bristol-Myers Squibb Co.	60,220	$1,482
Chiron Corp.	(a)16,780	769
CIGNA Corp.	8,270	1,080
Eli Lilly & Co.	21,370	1,182
GlaxoSmithKline plc ADR	12,390	648
Pfizer, Inc.	46,180	1,151
Roche Holding AG ADR	19,070	1,416
Sanofi-Aventis ADR	12,700	603
Schering-Plough Corp.	66,040	1,254
Wyeth	20,250	982
		12,173
Industrials (7.6%)
General Electric Co.	51,430	1,789
Ingersoll-Rand Co., Ltd., Class A	14,260	596
Northrop Grumman Corp.	10,920	745
Raytheon Co.	16,640	763
Siemens AG	13,050	1,216
		5,109
Information Technology (4.5%)
Hewlett-Packard Co.	9,510	313
Intel Corp.	25,970	503
Micron Technology, Inc.	(a)38,280	563
Motorola, Inc.	17,590	403
Symantec Corp.	(a)75,530	1,271
		3,053
Materials (6.5%)
Bayer AG ADR	47,220	1,891
Dow Chemical Co. (The)	3,240	131
E.I. du Pont de Nemours & Co.	14,750	623
Lanxess AG	(a)16,819	632
Newmont Mining Corp.	21,310	1,106
		4,383
Telecommunication Services (5.8%)
France Telecom S.A. ADR	30,820	693
Sprint Nextel Corp.	69,740	1,802
Verizon Communications, Inc.	42,450	1,446
		3,941
Utilities (3.3%)
American Electric Power Co., Inc.	18,050	614
Entergy Corp.	13,010	897
FirstEnergy Corp.	14,120	690
		2,201
Total Common Stocks (Cost $63,565)		66,395

	Face
	Amount
	(000)
Short-Term Investments (7.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.3%)
Alliance and Leister plc, 4.68%, 4/30/07	$ (h)81	$81
ASAP Funding Ltd.,
4.76%, 5/09/06	26	26
4.79%, 5/09/06	32	32

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Equity Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	$50	$50
4.65%, 4/12/06	41	41
Bank of America Corp.,
4.81%, 11/07/06	(h)18	18
4.82%, 8/10/06	(h)41	41
Bank of New York Co., Inc., 4.67%, 4/30/07	(h)41	41
Barclays New York Co., Inc., 4.83%, 5/30/06	81	81
Bear Stearns & Co., Inc.,
4.76%, 6/15/06	(h)81	81
4.93%, 3/08/07	(h)33	33
4.94%, 9/13/06	(h)65	65
CC USA, Inc., 4.83%, 4/18/06	(h)41	41
Ciesco LLC,
4.73%, 5/2/06	16	16
4.75%, 5/3/06	81	81
Concord Minutemen LLC, Series B, 4.68%, 4/5/06	122	122
Dekabank Deutsche Girozentrale, 4.60%, 5/19/06	(h)83	83
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	662	662
Five Finance, Inc., 4.82%, 11/17/06	(h)81	81
Goldman Sachs Group, Inc., 4.77%, 4/30/07	(h)41	41
HSBC Finance Corp.,
4.65%, 4/30/07	(h)41	41
4.80%, 4/5/06	122	122
ING America Insurance Holdings, 4.51%, 4/6/06	32	32
IXIS Corporate & Investment Bank,
4.90%, 4/3/06	162	162
K2 (USA) LLC, 4.83%, 4/25/06	(h)41	41
Liberty Lighthouse US Capital Co., LLC
4.83%, 2/1/07	(h)41	41
Links Finance LLC,
4.83%, 4/18/06	(h)41	41
4.92%, 10/6/06	(h)32	32
Mane Funding Corp., 4.80%, 5/10/06	82	82
Manufacturers & Traders, 4.81%, 12/29/06	(h)24	24
Nationwide Building Society, 5.02%, 4/2/07	(h)94	94
Nordea Bank, N.Y., 4.82%, 1/3/07	(h)41	41
Park Granada LLC, 4.71%, 4/26/06	32	32
Park Sienna LLC, 4.79%, 5/5/06	40	40
Rhein-Main Securitisation, Ltd., 4.82%, 4/18/06	81	81
Royal Bank of Scotland, London, 4.85%, 4/3/06	162	162
Scaldis Capital LLC,
4.60%, 4/25/06	40	40
4.73%, 4/18/06	81	81
Skandi N.Y., 4.68%, 4/30/07	(h)81	81
SLM Corp., 4.78%, 4/30/07	(h)81	81
Standard Charter Bank, N.Y., 4.80%, 4/28/06	(h)162	162
Ticonderoga Funding LLC, 4.80%, 4/24/06	83	83
Unicredito Italiano Bank (Ireland) plc 4.70%, 4/30/07	(h)57	57
Wachovia Bank N.A., 4.80%, 10/2/06	(h)97	97
Washington Mutual Bank, F.A., 4.79%, 5/10/06	89	89
Wells Fargo Bank N.A., 4.80%, 12/1/06	(h)57	57
		3,613

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $1,173	$ (f)1,172	$1,172
Total Short-Term Investments (Cost $4,785)		4,785
Total Investments (105.2%) (Cost $68,350) — Including $3,520 of Securities Loaned		71,180
Liabilities in Excess of Other Assets (-5.2%)		(3,535)
Net Assets (100%)		$67,645

(a)           Non-income producing security

(c)           All or a portion of security on loan at March 31, 2006.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.

ADR       American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*     Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

		Value
	Shares	(000)
Common Stocks (98.0%)
Auto & Transportation (5.5%)
C.H. Robinson Worldwide, Inc.	1,254,823	$61,599
Expeditors International Washington, Inc.	722,515	62,418
		124,017
Consumer Discretionary (39.9%)
Abercrombie & Fitch Co., Class A	499,600	29,127
Activision, Inc.	(a)3,544,148	48,874
Amazon.com, Inc.	(a)843,600	30,800
American Eagle Outfitters Corp.	1,294,600	38,657
Apollo Group, Inc., Class A	(a)831,900	43,683
AutoZone, Inc.	(a)676,380	67,428
Cheesecake Factory (The)	(a)578,369	21,660
Choice Hotels International, Inc.	655,315	30,000
ChoicePoint, Inc.	(a)470,588	21,059
Corporate Executive Board Co.	898,904	90,699
Expedia, Inc.	(a)1,293,975	26,229
Getty Images, Inc.	(a)785,842	58,844
International Game Technology	922,577	32,493
Iron Mountain, Inc.	(a)1,224,162	49,872
ITT Educational Services, Inc.	(a)528,155	33,828
Lamar Advertising Co., Class A	(a)635,592	33,445
Monster Worldwide, Inc.	(a)1,388,237	69,218
Outback Steakhouse, Inc.	475,400	20,918
P.F. Chang’s China Bistro, Inc.	(a)574,496	28,317
Station Casinos, Inc.	842,414	66,862
Weight Watchers International, Inc.	441,159	22,676
Wendy’s International, Inc.	678,348	42,098
		906,787
Consumer Staples (1.5%)
Loews Corp. - Carolina Group
(Tracking Stock)	730,283	34,520
Energy — Other (8.4%)
Questar Corp.	284,329	19,917
Southwestern Energy Co.	(a)1,218,689	39,230
Ultra Petroleum Corp.	(a)2,107,604	131,325
		190,472
Financial Services (11.7%)
Brookfield Asset Management, Inc.	852,815	46,956
Brown & Brown, Inc.	695,506	23,091
Calamos Asset Management, Inc., Class A	1,299,526	48,602
CB Richard Ellis Group, Inc., Class A	(a)416,647	33,624
Chicago Mercantile Exchange Holdings, Inc.	102,358	45,805
Janus Capital Group, Inc.	984,600	22,813
TD Ameritrade Holding Corp.	(a)1,092,568	22,802
White Mountains Insurance Group Ltd.	38,458	22,863
		266,556
Health Care (8.2%)
Dade Behring Holdings, Inc.	1,211,672	43,269
DaVita, Inc.	(a)364,303	21,935
Gen-Probe, Inc.	(a)817,123	45,040
Stericycle, Inc.	(a)786,551	53,186
Techne Corp.	(a)392,458	23,602
		187,032
Materials & Processing (2.4%)
Florida Rock Industries, Inc.	574,900	$32,321
St. Joe Co. (The)	345,427	21,707
		54,028
Producer Durables (4.8%)
Desarrolladora Homex SA de CV. ADR	(a)873,433	30,859
NVR, Inc.	(a)42,321	31,273
Pentair, Inc.	1,146,971	46,739
		108,871
Technology (11.8%)
Akamai Technologies, Inc.	(a)807,900	26,572
Checkfree Corp.	(a)431,300	21,781
Crown Castle International Corp.	(a)1,773,404	50,276
Global Payments, Inc.	415,400	22,020
Marvell Technology Group Ltd.	(a)367,141	19,862
Netease.com ADR	(a)1,221,356	29,972
Red Hat, Inc.	(a)1,313,562	36,753
Salesforce.com, Inc.	(a)973,436	35,365
Tessera Technologies, Inc.	(a)784,252	25,159
		267,760
Utilities (3.8%)
NII Holdings, Inc.	(a)1,458,024	85,980
Total Common Stocks (Cost $1,718,279)		2,226,023

	Face
	Amount
	(000)
Short-Term Investment (2.1%)
Repurchase Agreement (2.1%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $50,187 (Cost $48,284)	$ (f)48,284	48,284
Total Investments (100.1%) (Cost $1,766,563)		2,274,307
Liabilities in Excess of Other Assets (-0.1%)		(3,449)
Net Assets (100%)		$2,270,858

(a)           Non-income producing security

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (95.6%)
Consumer Discretionary (16.0%)
Dollar General Corp.	145,190	$2,565
Newell Rubbermaid, Inc.	103,140	2,598
Office Depot, Inc.	(a)74,120	2,760
Outback Steakhouse, Inc.	57,820	2,544
Snap-On, Inc.	69,060	2,633
Univision Communications, Inc., Class A	(a)48,000	1,655
Valassis Communications, Inc.	(a)98,620	2,896
Warner Music Group Corp.	178,590	3,874
		21,525
Consumer Staples (6.6%)
Avon Products, Inc.	53,880	1,680
ConAgra Foods, Inc.	109,520	2,350
Tyson Foods, Inc., Class A	151,520	2,082
UST, Inc.	68,630	2,855
		8,967
Energy (3.8%)
Amerada Hess Corp.	18,030	2,568
Cooper Cameron Corp.	(a)56,950	2,510
		5,078
Financials (28.4%)
A.G. Edwards, Inc.	52,220	2,604
ACE Ltd.	64,770	3,369
Amvescap plc ADR	122,470	2,310
Charles Schwab Corp. (The)	172,890	2,975
Conseco, Inc.	(a)155,040	3,848
Hudson City Bancorp Inc.	233,100	3,098
Investors Financial Services Corp.	56,630	2,654
KKR Financial Corp. REIT	140,600	3,154
Lazard Ltd	63,550	2,812
Marsh & McLennan Cos., Inc.	103,390	3,035
Northern Trust Corp.	50,570	2,655
PMI Group, Inc. (The)	89,910	4,129
Streettracks Gold Trust	(a)28,820	1,674
		38,317
Health Care (13.3%)
Applera Corp. - Applied Biosystems Group
(Tracking Stock)	145,220	3,942
Bausch & Lomb, Inc.	38,810	2,472
Chiron Corp.	(a)65,810	3,015
Mylan Laboratories, Inc.	147,270	3,446
Tenet Healthcare Corp.	(a)211,800	1,563
Watson Pharmaceuticals, Inc.	(a)119,590	3,437
		17,875
Industrials (8.4%)
Goodrich Corp.	66,610	2,905
Manpower, Inc.	73,740	4,216
Southwest Airlines Co.	236,690	4,258
		11,379
Information Technology (5.7%)
BISYS Group, Inc. (The)	(a)30,020	405
Cognos Inc.	(a)68,570	2,667
Diebold, Inc.	70,700	2,906
Linear Technology Corp.	48,320	$1,695
		7,673
Materials (8.0%)
Albemarle Corp.	53,150	2,410
International Flavors & Fragrances, Inc.	136,750	4,693
MeadWestvaco Corp.	27,570	753
Sealed Air Corp.	51,300	2,969
		10,825
Telecommunication Services (2.1%)
CenturyTel, Inc.	71,720	2,806
Utilities (3.3%)
Constellation Energy Group, Inc.	37,400	2,046
Wisconsin Energy Corp.	60,320	2,412
		4,458
Total Common Stocks (Cost $112,023)		128,903

	Face
	Amount
	(000)
Short-Term Investment (4.1%)
Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $5,476 (Cost $5,474)	$ (f)5,474	5,474
Total Investments (99.7%) (Cost $117,497)		134,377
Other Assets in Excess of Liabilities (0.3%)		424
Net Assets (100%)		$134,801

(a)	Non-income producing security
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

U.S. Mid Cap Value Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

U.S. Small Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (96.4%)
Basic Resources (5.9%)
Albany International Corp., Class A	280,300	$10,677
Cytec Industries, Inc.	195,300	11,720
Hercules, Inc.	(a)697,235	9,622
Rock-Tenn Co., Class A	614,600	9,213
TAL International Group, Inc.	(a)197,900	4,771
		46,003
Beverage & Household Products (1.5%)
Elizabeth Arden, Inc.	(a)493,000	11,497
Consumer Durables (2.0%)
General Cable Corp.	(a)248,800	7,546
Jarden Corp.	(a)245,800	8,075
		15,621
Consumer Services (8.6%)
Advo Inc.	290,600	9,299
Banta Corp.	75,800	3,940
Cenveo, Inc.	(a)589,900	9,780
Intrawest Corp.	658,900	22,528
Jackson Hewitt Tax Service, Inc.	274,500	8,669
Live Nation, Inc.	(a)263,100	5,220
Sinclair Broadcast Group, Inc., Class A	935,900	7,628
		67,064
Energy (6.8%)
Denbury Resources, Inc.	(a)363,500	11,512
International Coal Group, Inc.	(a)872,800	8,501
St. Mary Land & Exploration Co.	261,060	10,659
Superior Energy Services, Inc.	(a)408,130	10,934
Universal Compression Holdings, Inc.	(a)233,720	11,842
		53,448
Financial Services (17.6%)
Alabama National Bancorporation	58,200	3,981
Anthracite Capital, Inc. REIT	884,600	9,713
Central Pacific Financial Corp.	98,200	3,606
Conseco, Inc.	(a)517,200	12,837
First Niagara Financial Group, Inc.	518,000	7,594
Greater Bay Bancorp.	162,300	4,502
Integra Bank Corp.	198,000	4,526
LaSalle Hotel Properties, REIT	143,800	5,896
Max Re Capital Ltd.	431,040	10,259
MB Financial, Inc.	118,700	4,202
MeriStar Hospitality Corp. REIT	(a)807,800	8,385
NYMAGIC, Inc.	196,700	5,868
Parkway Properties, Inc. REIT	155,688	6,800
Platinum Underwriters Holdings Ltd.	250,400	7,287
ProAssurance Corp.	(a)147,151	7,652
Provident Bankshares Corp.	117,400	4,279
Provident New York Bancorp., Inc.	337,500	4,377
Triad Guaranty, Inc.	(a)211,400	9,915
United America Indemnity Ltd., Class A	(a)591,630	13,548
Westamerica Bancorporation	53,700	2,788
		138,015
Food & Tobacco (4.5%)
Corn Products International, Inc.	516,000	$15,258
Delta & Pine Land Co.	260,000	7,842
NBTY, Inc.	(a)538,600	12,129
		35,229
Health Care (5.0%)
Apria Healthcare Group, Inc.	(a)842,100	19,351
Bio-Rad Laboratories, Inc., Class A	(a)173,000	10,787
Magellan Health Services	(a)71,200	2,881
West Pharmacetical Services	173,900	6,038
		39,057
Heavy Industry & Transportation (26.1%)
AAR Corp.	(a)108,500	3,090
ACCO Brands Corp.	(a)373,800	8,298
Acuity Brands, Inc.	296,360	11,854
American Commercial Lines	(a)162,400	7,665
Belden CDT, Inc.	564,450	15,370
Brink’s Co. (The)	188,400	9,563
CIRCOR International, Inc.	326,572	9,536
DRS Technologies, Inc.	304,900	16,730
Gartner, Inc.	(a)484,400	6,757
Geo Group, Inc. (The)	(a)453,500	15,120
Gevity HR, Inc.	494,400	12,093
Hudson Highland Group, Inc.	(a)208,900	3,957
Laidlaw International, Inc.	511,700	13,918
MAXIMUS, Inc.	358,200	12,888
Moog, Inc., Class A	(a)270,800	9,611
Pacer International, Inc.	530,400	17,333
ProQuest Co.	(a)371,800	7,953
Tenneco Automotive Inc.	(a)56,700	1,230
Terex Corp.	(a)143,120	11,341
Watts Water Technologies, Inc., Class A	280,600	10,197
		204,504
Retail (6.4%)
AFC Enterprises, Inc.	(a)729,400	10,139
Central Garden & Pet Co.	(a)128,514	6,829
Denny’s Corp.	(a)2,326,800	11,076
Lithia Motors, Inc.	128,255	4,450
Maidenform Brands, Inc.	(a)591,719	6,515
Pier 1 Imports, Inc.	272,100	3,159
Stage Stores, Inc.	278,400	8,282
		50,450
Technology (7.8%)
Electronics for Imaging, Inc.	(a)479,300	13,406
EMS Technologies, Inc.	(a)213,100	3,842
Hummingbird Ltd.	(a)290,825	6,904
Lipman Electronic Engineering Ltd.	(a)351,500	9,561
Methode Electonics, Inc.	438,300	4,773
MSC.Software Corp.	(a)796,200	15,884
Tekelec	(a)493,800	6,830
		61,200
Utilities (4.2%)
AGL Resources, Inc.	241,500	8,706
Avista Corp.	285,021	5,886

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

U.S. Small Cap Value Portfolio

		Value
	Shares	(000)
Utilities (cont’d)
PNM Resources, Inc.	292,750	$7,143
Syniverse Holdings, Inc.	(a)382,400	6,042
UGI Corp.	261,600	5,512
		33,289
Total Common Stocks (Cost $634,846)		755,377

	Face
	Amount
	(000)
Short-Term Investment (3.9%)
Repurchase Agreement (3.9%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $30,809 (Cost $30,797)	$ (f)30,797	30,797
Total Investments (100.3%) (Cost $665,643)		786,174
Liabilities in Excess of Other Assets (-0.3%)		(2,240)
Net Assets (100%)		$783,934

(a)	Non-income producing security
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Value Portfolio

		Value
	Shares	(000)
Common Stocks (97.0%)
Consumer Discretionary (12.2%)
CBS Corp., Class B	124,150	$2,977
Clear Channel Communications, Inc.	(c)436,200	12,654
Comcast Corp., Class A	(a)282,500	7,390
Federated Department Stores, Inc.	60,560	4,421
Gannett Co., Inc.	32,400	1,942
Liberty Media Corp., Class A	(a)864,000	7,094
Live Nation, Inc.	(a)1	@—
News Corp., Inc.	(c)210,600	3,698
Time Warner, Inc.	562,200	9,439
Tribune Co.	30,200	828
Viacom, Inc., Class B	(a)155,650	6,039
Walt Disney Co.	382,400	10,665
		67,147
Consumer Staples (11.7%)
Altria Group, Inc.	142,300	10,083
Anheuser-Busch Cos., Inc.	57,050	2,440
Coca-Cola Co. (The)	211,500	8,856
Kimberly-Clark Corp.	170,500	9,855
Kraft Foods, Inc., Class A	(c)261,000	7,911
Unilever N.V. (NY Shares)	197,400	13,664
Wal-Mart Stores, Inc.	243,400	11,498
		64,307
Energy (1.0%)
Total S.A. ADR	40,400	5,322
Financials (27.1%)
Aflac, Inc.	37,200	1,679
AMBAC Financial Group, Inc.	44,900	3,574
American International Group, Inc.	74,400	4,917
Bank of America Corp.	400,000	18,216
Bank of New York Co., Inc. (The)	148,800	5,363
Berkshire Hathaway, Inc., Class B	(a)(c)950	2,861
Chubb Corp.	93,440	8,918
Citigroup, Inc.	375,500	17,735
Fannie Mae	46,900	2,411
Freddie Mac	356,300	21,734
Genworth Financial, Inc.	58,300	1,949
Hartford Financial Services Group, Inc.	12,100	974
JPMorgan Chase & Co.	143,700	5,984
Merrill Lynch & Co., Inc.	78,200	6,159
Metlife, Inc.	66,300	3,207
PNC Financial Services Group, Inc.	123,300	8,299
St. Paul Travelers Cos., Inc. (The)	99,615	4,163
SunTrust Banks, Inc.	30,400	2,212
Torchmark Corp.	(c)69,900	3,991
U.S. Bancorp	68,000	2,074
Wachovia Corp.	172,700	9,680
Wells Fargo & Co.	211,300	13,496
		149,596
Health Care (17.2%)
Abbott Laboratories	83,700	3,555
Boston Scientific Corp.	(a)(c)178,200	4,107
Bristol-Myers Squibb Co.	788,100	19,395
Cardinal Health, Inc.	53,500	3,987
GlaxoSmithKline plc ADR	473,500	$24,769
Pfizer, Inc.	343,200	8,552
Roche Holding AG ADR	102,200	7,590
Sanofi-Aventis ADR	(c)134,600	6,387
Schering-Plough Corp.	442,900	8,411
Wyeth	172,000	8,345
		95,098
Industrials (1.0%)
General Electric Co.	82,600	2,873
Southwest Airlines Co.	136,800	2,461
		5,334
Information Technology (5.8%)
Affiliated Computer Services, Inc., Class A	(a)30,287	1,807
Cisco Systems, Inc.	(a)177,500	3,847
Dell, Inc.	(a)173,500	5,163
First Data Corp.	73,500	3,441
Flextronics International Ltd.	(a)126,600	1,310
Hewlett-Packard Co.	62,900	2,069
Intel Corp.	227,100	4,394
International Business Machines Corp.	31,600	2,606
Lexmark International, Inc., Class A	(a)(c)22,500	1,021
Microsoft Corp.	83,600	2,275
Nokia Oyj ADR	(c)107,900	2,236
Novellus Systems, Inc.	(a)(c)14,900	358
Telefonaktiebolaget LM Ericsson ADR	(a)(c)32,700	1,234
		31,761
Materials (9.6%)
Alcoa, Inc.	455,300	13,914
Dow Chemical Co. (The)	39,600	1,608
E.I. du Pont de Nemours & Co.	277,400	11,709
International Paper Co.	647,023	22,368
Rohm & Haas Co.	73,100	3,572
		53,171
Telecommunication Services (10.2%)
AT&T, Inc.	864,700	23,382
Sprint Nextel Corp.	507,400	13,111
Verizon Communications, Inc.	584,100	19,894
		56,387
Utilities (1.2%)
American Electric Power Co., Inc.	102,000	3,470
Dominion Resources, Inc.	11,400	787
FirstEnergy Corp.	44,100	2,156
		6,413
Total Common Stocks (Cost $509,584)		534,536

	Face
	Amount
	(000)
Short-Term Investments (9.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.7%)
Alliance and Leister plc, 4.68%, 4/30/07	$ (h)824	$824
ASAP Funding Ltd.,
4.76%, 5/09/06	262	262
4.79%, 5/09/06	327	327

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	$503	$503
4.65%, 4/12/06	415	415
Bank of America Corp.,
4.81%, 11/07/06	(h)181	181
4.82%, 8/10/06	(h)412	412
Bank of New York Co., Inc., 4.67%, 4/30/07	(h)412	412
Barclays New York Co., Inc., 4.83%,
5/30/06	824	824
Bear Stearns & Co., Inc.,
4.76%, 6/15/06	(h)824	824
4.93%, 3/08/07	(h)330	330
4.94%, 9/13/06	(h)660	660
CC USA, Inc., 4.83%, 4/18/06	(h)412	412
Ciesco LLC,
4.73%, 5/2/06	164	164
4.75%, 5/3/06	819	819
Concord Minutemen LLC, Series B,
4.68%, 4/5/06	1,237	1,237
Dekabank Deutsche Girozentrale, 4.60%, 5/19/06	(h)841	841
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	6,718	6,718
Five Finance, Inc., 4.82%, 11/17/06	(h)827	827
Goldman Sachs Group, Inc., 4.77%, 4/30/07	(h)412	412
HSBC Finance Corp.,
4.65%, 4/30/07	(h)412	412
4.80%, 4/5/06	1,234	1,234
ING America Insurance Holdings, 4.51%, 4/6/06	326	326
IXIS Corporate & Investment Bank, 4.90%, 4/3/06	1,648	1,648
K2 (USA) LLC, 4.83%, 4/25/06	(h)412	412
Liberty Lighthouse US Capital Co., LLC,
4.83%, 2/1/07	(h)412	412
Links Finance LLC,
4.83%, 4/18/06	(h)412	412
4.92%, 10/6/06	(h)330	330
Mane Funding Corp., 4.80%, 5/10/06	830	830
Manufacturers & Traders, 4.81%, 12/29/06	(h)247	247
Nationwide Building Society, 5.02%, 4/2/07	(h)956	956
Nordea Bank, N.Y., 4.82%, 1/3/07	(h)412	412
Park Granada LLC, 4.71%, 4/26/06	328	328
Park Sienna LLC, 4.79%, 5/5/06	410	410
Rhein-Main Securitisation, Ltd., 4.82%, 4/18/06	822	822
Royal Bank of Scotland, London,
4.85%, 4/3/06	1,648	1,648
Scaldis Capital LLC,
4.60%, 4/25/06	407	407
4.73%, 4/18/06	821	821
Skandi N.Y., 4.68%, 4/30/07	(h)824	824
SLM Corp., 4.78%, 4/30/07	(h)824	824
Standard Charter Bank, N.Y., 4.80%, 4/28/06	1,649	1,649
Ticonderoga Funding LLC, 4.80%, 4/24/06	849	849
Unicredito Italiano Bank (Ireland), plc,
4.70%, 4/30/07	(h)577	577
Wachovia Bank N.A., 4.80%, 10/2/06	(h)989	989
Washington Mutual Bank, F.A., 4.79%, 5/10/06	907	907

	Face
	Amount	Value
	(000)	(000)
Wells Fargo Bank N.A., 4.80%, 12/1/06	$ (h)577	$577
		36,667
Repurchase Agreement (2.8%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $15,695	(f)15,689	15,689
Total Short-Term Investments (Cost $52,356)		52,356
Total Investments (106.5%) (Cost $561,940) — Including $35,647 of Securities Loaned		586,892
Liabilities in Excess of Other Assets (-6.5%)		(35,986)
Net Assets (100%)		$550,906

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39a%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.
@	Value/Face Amount is less than $500.
ADR	American Depositary Receipt.

Graphic Presentation of Portfolio Holdings

The following graph depicts the portfolio holdings by industry and/or security type, as a percentage of total investments.

*       Industries which do not appear in the above graph, as well as those which representless than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (102.0%)
Agency Adjustable Rate Mortgages (0.7%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.375%, 2/20/25-1/20/28	$1,121	$1,127
4.75%, 8/20/25-9/20/27	285	287
5.125%, 10/20/27-12/20/27	38	38
		1,452
Agency Fixed Rate Mortgages (20.4%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 10/1/12-11/1/20	38	41
11.50%, 8/1/19	34	38
Gold Pools:
6.50%, 2/1/29-4/1/29	86	88
7.50%, 2/1/30-6/1/32	590	616
8.00%, 10/1/29-10/1/31	587	625
8.50%, 3/1/30-7/1/31	236	255
10.00%, 6/1/17-3/1/21	114	123
April TBA
5.50%, 4/15/21	(i)6,700	6,656
Federal National Mortgage Association, Conventional Pools:
6.50%, 7/1/29-6/1/34	3,360	3,437
7.00%, 2/1/26-1/1/36	20,221	20,834
7.50%, 7/1/29-9/1/35	4,007	4,190
8.00%, 4/1/25-8/1/32	2,716	2,898
8.50%, 5/1/23-5/1/32	1,871	2,015
9.00%, 4/1/26	568	613
9.50%, 2/1/20-8/1/21	283	310
10.00%, 8/1/18-2/1/25	49	54
10.50%, 11/1/10-10/1/18	50	55
11.00%, 9/1/19-9/1/20	84	93
11.50%, 11/1/19	72	79
April TBA
7.00%, 4/25/36	(i)1,500	1,545
Government National Mortgage Association, Various Pools:
9.00%, 11/15/17	43	46
9.50%, 12/15/17-12/15/21	316	345
10.00%, 9/15/18-4/15/25	300	332
10.50%, 11/15/14-2/15/25	603	672
11.00%, 12/15/09-7/15/20	59	65
11.50%, 4/15/13-8/15/13	39	43
12.00%, 12/15/12-3/15/14	10	12
		46,080
Asset Backed Corporates (29.4%)
Asset Backed Funding Certificates
4.90%, 1/25/35	(h)277	277
Banc of America Securities Auto Trust
3.99%, 8/18/09	1,500	1,478
Bear Stearns Asset Backed Securities, Inc.
4.94%, 8/25/35	(h)633	633
5.02%, 9/25/34	(h)668	669
5.04%, 3/25/35	$ (h)1,067	$1,068
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	800	791
4.05%, 7/15/09	1,600	1,579
4.83%, 1/15/08	(h)838	839
5.03%, 10/15/09	1,400	1,395
Carrington Mortgage Loan Trust
4.90%, 6/25/35	(h)461	461
4.94%, 10/25/35	(h)1,138	1,139
4.95%, 2/25/35	(h)251	251
4.97%, 9/25/35	(h)840	841
Caterpillar Financial Asset Trust
3.90%, 2/25/09	1,300	1,282
Chase Credit Card Master Trust
5.50%, 11/17/08	865	867
CIT Equipment Collateral
3.50%, 9/20/08	514	505
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	1,240	1,272
CNH Equipment Trust
4.02%, 4/15/09	1,275	1,258
4.27%, 1/15/10	1,575	1,551
Countrywide Asset-Backed Certificates
4.73%, 5/25/36	(h)1,620	1,621
Daimler Chrysler Auto Trust
4.04%, 9/8/09	1,200	1,185
Equifirst Mortgage Loan Trust
4.88%, 4/25/35	(h)414	414
First Franklin Mortgage Loan Asset Backed Certificates
4.89%, 2/25/36	(h)1,449	1,450
4.92%, 7/25/35	(h)1,212	1,213
4.938%, 10/25/35	(h)1,155	1,156
Ford Credit Auto Owner Trust
4.17%, 1/15/09	975	966
GE Dealer Floorplan Master Note Trust
4.83%, 7/20/08	(h)950	951
4.86%, 7/20/09	(h)1,300	1,302
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)1,275	1,259
4.88%, 10/22/09	(e)1,375	1,366
GSAMP Trust
4.91%, 4/25/35	(h)234	234
4.988%, 11/25/34	(h)683	684
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09	379	377
3.76%, 12/17/12	1,750	1,710
4.07%, 2/15/12	1,125	1,102
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)825	816
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	1,375	1,352
3.93%, 1/15/09	800	790
4.85%, 10/19/09	1,125	1,119

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Hyundai Auto Receivables Trust
3.98%, 11/16/09	$950	$932
JP Morgan Chase Commercial Mortgage Securities Corp.
4.92%, 4/16/19	(e)(h)447	447
Long Beach Mortgage Loan Trust
4.898%, 4/25/35	(h)270	271
4.91%, 1/25/36	(h)1,006	1,007
4.96%, 2/25/35	(h)62	62
Mastr Asset Backed Securities Trust
4.908%, 3/25/35	(h)322	322
MBNA Master Credit Card Trust USA
7.80%, 10/15/12	1,480	1,628
Merrill Lynch Mortgage Investors, Inc.
4.92%, 9/25/35	(h)47	47
National City Auto Receivables Trust
2.88%, 5/15/11	1,350	1,299
New Century Home Equity Loan Trust
5.35%, 11/25/34	(h)1,125	1,129
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	1,750	1,726
Novastar Home Equity Loan
4.94%, 6/25/35	(h)760	761
Option One Mortgage Loan Trust
5.118%, 11/25/34	(h)846	848
Ownit Mortgage Loan Asset Backed Certificates
4.928%, 3/25/36	(h)338	338
RAAC Series
4.91%, 9/25/45	(h)1,099	1,099
Residential Asset Mortgage Products, Inc.
4.93%, 1/25/35	(h)276	276
Saxon Asset Securities Trust
4.91%, 10/25/35	(h)683	684
4.93%, 5/25/35	(h)88	88
SLM Student Loan Trust
4.64%, 10/25/12	(h)570	569
Specialty Underwriting & Residential Finance
4.92%, 12/25/35	(h)425	426
4.93%, 12/25/35	(h)375	375
Structured Asset Investment Loan Trust
4.91%, 6/25/35	(h)451	452
4.92%, 7/25/35	(h)1,011	1,012
Structured Asset Securities Corp.
5.018%, 6/25/35	(h)1,400	1,401
TERRA
4.94%, 6/15/17	750	750
Terwin Mortgage Trust
4.94%, 7/25/35	(e)(h)535	535
5.208%, 11/25/35	(h)212	212
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	300	292
USAA Auto Owner Trust
3.16%, 2/17/09	696	688
3.58%, 2/15/11	1,850	1,810
3.90%, 7/15/09	$1,125	$1,111
Volkswagen Auto Lease Trust
3.82%, 5/20/08	1,000	991
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	1,500	1,492
Wachovia Auto Owner Trust
2.91%, 4/20/09	601	593
4.06%, 9/21/09	825	814
Wells Fargo Home Equity Trust
4.99%, 2/25/18	(h)119	119
World Omni Auto Receivables Trust
3.29%, 11/12/08	584	579
		66,408
Collateralized Mortgage Obligations — Agency Collateral Series (2.2%)
Countrywide Alternative Loan Trust IO
1.043%, 3/20/46	7,050	362
1.724%, 2/25/37	6,800	381
1.86%, 12/20/35	(e)(h)10,316	326
2.02%, 12/20/35	(e)(h)9,148	456
Federal Home Loan Mortgage Corporation
Inv Fl IO
1.25%, 3/15/24	636	13
Inv Fl IO TAC
3.801%, 10/15/29	62	2
IO
5.00%, 12/15/16	1,466	156
6.00%, 5/1/31	861	179
6.50%, 4/1/28-5/15/33	1,539	333
8.00%, 1/1/28-6/1/31	100	22
Federal National Mortgage Association
Inv Fl IO
2.80%, 2/17/31	477	26
3.28%, 12/25/29	114	2
3.38%, 10/25/28	622	24
IO
1.519%, 3/25/36	8,255	226
6.00%, 8/25/32-11/25/32	1,277	189
6.50%, 2/25/33-5/25/33	2,062	428
7.00%, 4/25/33	801	179
8.00%, 4/1/24-12/1/31	725	159
9.00%, 11/1/26	45	12
IO PAC
8.00%, 8/18/27	43	9
Government National Mortgage Association
Inv Fl IO
2.829%, 9/16/31	116	5
3.20%, 12/16/25	644	37
3.25%, 9/16/27	288	17
3.724%, 9/20/30	118	7
3.85%, 8/16/29	592	38
Greenpoint Mortgage Funding Trust IO
2.078%, 8/25/45	6,216	205
1.991%, 10/25/45	6,866	222
Harborview Mortgage Loan Trust IO
1.35%, 6/19/35	(h)7,140	187

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
1.60%, 3/19/37	$ (h)6,442	$334
1.66%, 5/19/35	(h)11,536	303
Harborview Mortgage Loan Trust PO
3/19/37	@—	@—
Indymac Index Mortgage Loan Trust IO
1.06%, 7/25/35	(h)6,096	221
		5,060
Finance (7.8%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)850	883
American General Finance Corp.
4.625%, 5/15/09-9/1/10	575	556
AXA Financial, Inc.
6.50%, 4/1/08	170	174
Bank of New York (The)
3.80%, 2/1/08	250	244
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	165	165
CIT Group, Inc.
2.875%, 9/29/06	340	336
4.75%, 8/15/08	215	212
Citigroup, Inc.
5.75%, 5/10/06	90	90
Countrywide Home Loans, Inc.
3.25%, 5/21/08	470	450
EOP Operating LP
7.50%, 4/19/29	280	303
Farmers Exchange Capital
7.05%, 7/15/28	(e)165	168
Farmers Insurance Exchange
8.625%, 5/1/24	(e)475	556
General Electric Capital Corp.
4.25%, 12/1/10	(c)230	220
4.75%, 9/15/14	(c)60	57
5.875%, 2/15/12	50	51
6.75%, 3/15/32	470	525
Goldman Sachs Group, Inc.
5.25%, 10/15/13	135	132
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	360	359
HSBC Finance Corp.
4.125%, 12/15/08	100	97
5.875%, 2/1/09	290	294
6.375%, 10/15/11	185	192
6.75%, 5/15/11	235	248
8.00%, 7/15/10	150	164
Huntington National Bank
4.375%, 1/15/10	250	241
JPMorgan Chase & Co.
6.00%, 2/15/09	635	645
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	575	561
Mantis Reef Ltd.
4.692%, 11/14/08	$ (e)400	$389
Marsh & McClennan Companies, Inc.
5.375%, 7/15/14	575	552
MBNA Corp.
5.14%, 5/5/08	(h)475	479
Nationwide Building Society
4.25%, 2/1/10	(e)465	446
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	265	266
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	260	259
Residential Capital Corp.
6.375%, 6/30/10	(c)670	676
SLM Corp.
4.00%, 1/15/10	205	194
5.00%, 10/1/13	490	470
Sovereign Bank
4.00%, 2/1/08	100	98
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	415	411
Two-Rock Pass Through Trust
5.68%, 12/31/49	(e)(h)315	313
U.S. Bank N.A.
2.85%, 11/15/06	455	449
USB Capital IX
6.19%, 12/31/49	(h)565	561
Wachovia Capital Trust III
5.80%, 8/29/49	(h)1,455	1,431
Wachovia Corp.
4.95%, 11/1/06	760	759
Washington Mutual, Inc.
8.25%, 4/1/10	495	539
World Financial Properties
6.91%, 9/1/13	(e)160	168
6.95%, 9/1/13	(c)(e)650	683
Xlliac Global Funding
4.80%, 8/10/10	(e)490	475
		17,541
Industrials (6.0%)
America West Airlines, Inc.
7.10%, 4/2/21	602	621
Brookfield Asset Management, Inc.
7.125%, 6/15/12	(c)325	346
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	165	156
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09	260	266
Caterpillar Financial Services Corp.
3.625%, 11/15/07	(c)110	107
4.84%, 8/20/07	(h)395	396
Clorox Co.
5.025%, 12/14/07	(h)415	416

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Comcast Cable Communications, Inc.
6.75%, 1/30/11	$265	$276
ConAgra Foods, Inc.
7.00%, 10/1/28	120	124
8.25%, 9/15/30	170	200
Consumers Energy Co.
4.80%, 2/17/09	225	221
Cooper Industries, Inc.
5.25%, 7/1/07	405	403
5.25%, 11/15/12	(e)295	290
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	(c)190	223
Deutsche Telekom International Finance BV
8.25%, 6/15/30	360	432
FBG Finance Ltd.
5.125%, 6/15/15	(e)385	361
Federated Department Stores, Inc.
6.625%, 9/1/08	120	123
FedEx Corp.
2.65%, 4/1/07	215	209
France Telecom S.A.
8.50%, 3/1/31	330	413
Fred Meyer, Inc.
7.45%, 3/1/08	270	279
Harrahs Operating Co., Inc.
5.625%, 6/1/15	430	413
Heinz (H.J.) Co.
6.428%, 12/1/08	(e)190	193
Hyatt Equities LLC
6.875%, 6/15/07	(e)280	284
ICI Wilmington, Inc.
4.375%, 12/1/08	235	227
LG Electronics, Inc.
5.00%, 6/17/10	(e)210	203
Limited Brands
6.95%, 3/1/33	200	196
Miller Brewing Co.
4.25%, 8/15/08	(e)355	347
Mohawk Industries, Inc.
6.125%, 1/15/16	(c)195	193
7.20%, 4/15/12	215	225
News America Holdings, Inc.
7.75%, 2/1/24	440	477
News America, Inc.
7.125%, 4/8/28	80	82
Norfolk Southern Corp.
7.35%, 5/15/07	245	251
Northrop Grumman Corp.
4.079%, 11/16/06	235	233
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	115	112
Raytheon Co.
6.15%, 11/1/08	46	47
Sappi Papier Holding AG
6.75%, 6/15/12	$ (e)230	$219
SBC Communications Inc.
6.15%, 9/15/34	(c)250	238
Sealed Air Corp.
5.625%, 7/15/13	(e)480	467
Southwest Airlines Co.
5.496%, 11/1/06	325	326
Sprint Capital Corp.
8.75%, 3/15/32	80	100
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)390	407
Telecom Italia Capital S.A.
4.00%, 11/15/08-1/15/10	490	464
Textron Financial Corp.
4.125%, 3/3/08	230	225
5.125%, 2/3/11	340	334
Union Pacific Corp.
3.625%, 6/1/10	305	284
6.625%, 2/1/08	155	158
Vodafone Group plc
5.05%, 12/28/07	(h)335	335
WellPoint Health Networks, Inc.
6.375%, 6/15/06	380	381
WPP Finance UK Corp.
5.875%, 6/15/14	215	213
		13,496
Mortgages — Other (10.3%)
Banc of America Funding Corp.
5.13%, 9/20/35	(h)972	977
Countrywide Alternative Loan Trust
4.99%, 5/25/45	1,125	1,125
5.04%, 11/20/35	(h)1,051	1,053
5.086%, 3/20/46	(h)1,073	1,073
Downey Savings & Loan Association Mortgage Loan Trust
4.69%, 3/19/45	(h)1,625	1,625
Gemsco Mortgage Pass Through Certificate
8.701%, 11/25/10	(d)(k)10	10
Greenpoint Mortgage Funding Trust
5.11%, 8/25/35	(h)1,625	1,625
Harborview Mortgage Loan Trust
5.07%, 7/19/45	(h)638	642
5.16%, 11/19/35	(h)974	980
Luminent Mortgage Trust
5.06%, 4/25/36	(h)1,092	1,094
Merrill Lynch Mortgage Investors, Inc.
4.938%, 8/25/35	(h)1,058	1,058
Residential Accredit Loans, Inc.
5.08%, 2/25/46	(h)677	677
5.09%, 2/25/46	(h)575	577
Structured Asset Mortgage Investments, Inc.
4.76%, 4/25/46	1,900	1,900
5.03%, 4/25/45	1,125	1,125

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Thornburg Mortgage Securities Trust
4.968%, 6/25/44	$ (h)35	$35
Wamu Alternative Mortgage Pass-Through Certificates
4.69%, 4/25/46	(h)1,275	1,275
Washington Mutual, Inc.
4.885%, 7/25/44	(h)180	180
5.00%, 5/25/45	1,350	1,348
5.068%, 11/25/45	(h)932	934
5.07%, 12/25/45	(h)1,904	1,905
5.08%, 10/25/45	(h)1,232	1,235
5.11%, 8/25/45	(h)779	781
		23,234
Sovereign (0.3%)
United Mexican States
8.30%, 8/15/31	465	563
U.S. Treasury Securities (23.0%)
U.S. Treasury Strips
IO
5.00%, 5/15/16	(c)1,000	607
5.02%, 2/15/17	(c)2,000	1,167
5.08%, 8/15/18-2/15/19	(c)10,250	5,389
5.11%, 5/15/19-8/15/20	(c)23,350	11,846
5.12%, 11/15/19-2/15/20	(c)9,075	4,521
5.14%, 5/15/20	(c)17,325	8,463
5.15%, 2/15/21-11/15/21	(c)37,805	17,524
PO
2/15/25	(c)6,350	2,451
		51,968
Utilities (1.9%)
Ameren Corp.
4.263%, 5/15/07	320	316
Arizona Public Service Co.
5.80%, 6/30/14	330	326
6.75%, 11/15/06	120	121
Carolina Power & Light Co.
5.125%, 9/15/13	340	330
CC Funding Trust I
6.90%, 2/16/07	270	273
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	265	264
Consolidated Natural Gas Co.
5.00%, 12/1/14	250	235
6.25%, 11/1/11	195	200
Detroit Edison Co.
6.125%, 10/1/10	175	179
Entergy Gulf States, Inc.
3.60%, 6/1/08	200	191
5.22%, 12/1/09	(h)155	153
FPL Group Capital, Inc.
3.25%, 4/11/06	350	350
NiSource Finance Corp.
5.34%, 11/23/09	(h)240	241
Pacific Gas & Electric Co.
6.05%, 3/1/34	$325	$319
Public Service Electric & Gas Co.
5.00%, 1/1/13	230	223
Sempra Energy
4.621%, 5/17/07	230	228
Texas Eastern Transmission LP
7.00%, 7/15/32	170	189
Wisconsin Electric Power Co.
3.50%, 12/1/07	250	243
		4,381
Total Fixed Income Securities (Cost $234,865)		230,183

Shares
Preferred Stocks (0.3%)
Mortgages — Other (0.3%)
Home Ownership Funding Corp. 13.33% (Cost $724)	(e)2,975	707

	Face
	Amount
	(000)
Short-Term Investments (19.7%)
Short-Term Debt Securities held as Collateral on Loaned Securities (17.1%)
Alliance and Leister plc, 4.68%, 4/30/07	$ (h)869	869
ASAP Funding Ltd.,
4.76%, 5/9/06	276	276
4.79%, 5/9/06	345	345
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	530	530
4.65%, 4/12/06	438	438
Bank of America Corp.,
4.81%, 11/7/06	(h)191	191
4.82%, 8/10/06	(h)435	435
Bank of New York Co., Inc., 4.67%, 4/30/07	(h)435	435
Barclays New York Co., Inc., 4.83%, 5/30/06	869	869
Bear Stearns & Co., Inc.,
4.76%, 6/15/06	(h)869	869
4.93%, 3/8/07	(h)348	348
4.94%, 9/13/06	(h)696	696
CC USA, Inc., 4.83%, 4/18/06	(h)435	435
Ciesco LLC,
4.73%, 5/2/06	173	173
4.75%, 5/3/06	864	864
Concord Minutemen LLC, Series B,
4.68%, 4/5/06	1,304	1,304
Dekabank Deutsche Girozentrale, 4.60%, 5/19/06	(h)887	887
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	7,086	7,086
Five Finance, Inc., 4.82%, 11/17/06	(h)872	872
Goldman Sachs Group, Inc., 4.77%, 4/30/07	(h)435	435
HSBC Finance Corp.,
4.65%, 4/30/07	(h)435	435
4.80%, 4/5/06	1,302	1,302
ING America Insurance Holdings, 4.51%,
4/6/06	344	344
IXIS Corporate & Investment Bank, 4.90%, 4/3/06	1,739	1,739
K2 (USA) LLC, 4.83%, 4/25/06	(h)435	435

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Liberty Lighthouse US Capital Co. LLC,
4.83%, 2/1/07	$ (h)435	$435
Links Finance LLC,
4.83%, 4/18/06	(h)435	435
4.92%, 10/6/06	(h)348	348
Mane Funding Corp., 4.80%, 5/10/06	876	876
Manufacturers & Traders, 4.81%, 12/29/06	(h)261	261
Nationwide Building Society, 5.02%, 4/2/07	(h)1,008	1,008
Nordea Bank, N.Y., 4.82%, 1/3/07	(h)435	435
Park Granada LLC, 4.71%, 4/26/06	345	345
Park Sienna LLC, 4.79%, 5/5/06	432	432
Rhein-Main Securitisation, Ltd., 4.82%, 4/18/06	867	867
Royal Bank of Scotland, London,
4.85%, 4/3/06	1,739	1,739
Scaldis Capital LLC,
4.60%, 4/25/06	430	430
4.73%, 4/18/06	866	866
Skandi N.Y., 4.68%, 4/30/07	(h)869	869
SLM Corp., 4.78%, 4/30/07	(h)869	869
Standard Charter Bank, N.Y., 4.80%, 4/28/06	1,739	1,739
Ticonderoga Funding LLC, 4.80%, 4/24/06	896	896
Unicredito Italiano Bank (Ireland) plc, 4.70%, 4/30/07	(h)609	609
Wachovia Bank N.A., 4.80%, 10/2/06	(h)1,043	1,043
Washington Mutual Bank, F.A., 4.79%, 5/10/06	956	956
Wells Fargo Bank N.A., 4.80%, 12/1/06	(h)608	608
		38,678
Discount Notes (2.2%)
Federal Home Loan Bank
4.75%, 4/13/06	5,000	4,992
Repurchase Agreement (0.1%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $278	(f)278	278
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills
4.58%, 7/13/06	(j)580	573
Total Short-term Investments (Cost $44,521)		44,521
Total Investments (122.0%) (Cost $280,110) — Including $41,036 of Securities Loaned		275,411
Liabilities in Excess of Other Assets (-22.0%)		(49,661)
Net Assets (100%)		$225,750

(c)                                  All or a portion of security on loan at March 31, 2006.

(d)                                 Security was valued at fair value — At March 31, 2006, the Portfolio held $10,000 of fair valued securities, representing less than 0.05% of net assets.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $ 954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.

(i)                                     Security is subject to delayed delivery.

(j)                                     All or a portion of the security was pledged to cover margin requirements for futures contracts.

(k)                                  Security has been deemed illiquid — At March 31, 2006.

@                                    Value/Face Amount is less than $500.

Inv Fl                 Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2006.

IO                                   Interest Only

PO                                Principal Only

PAC                       Planned Amortization Class

TAC                      Targeted Amortization Class

TBA                      To be announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 5 yr. Note	378	$39,477	Jun-06	$(283)
U.S. Treasury 10 yr. Note	30	3,192	Jun-06	(24)
U.S. Treasury Long Bond	403	43,990	Jun-06	(1,444)
Short:
U.S. Treasury 2 yr. Note	97	19,774	Jun-06	49
				$(1,702)

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (95.0%)
Agency Adjustable Rate Mortgages (0.7%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.375%, 1/20/25-1/20/28	$14,171	$14,280
4.75%, 7/20/25-9/20/27	1,701	1,715
5.125%, 10/20/25-12/20/27	2,367	2,386
		18,381
Agency Fixed Rate Mortgages (21.3%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 2/1/10-11/1/20	1,637	1,796
10.50%, 8/1/09-10/1/20	493	534
11.00%, 12/1/10-9/1/20	480	525
11.25%, 10/1/11-12/1/15	220	238
11.50%, 1/1/11-12/1/15	6	7
11.75%, 12/1/17-4/1/19	27	29
12.00%, 10/1/09-2/1/15	22	24
13.00%, 6/1/19	10	10
14.75%, 3/1/10	2	2
Gold Pools:
6.50%, 3/1/16-8/1/33	2,313	2,367
7.00%, 2/1/28-7/1/32	2,903	2,992
7.50%, 8/1/17-10/1/32	16,056	16,787
8.00%, 11/1/25-12/1/31	4,634	4,935
8.50%, 3/1/09-8/1/31	9,696	10,447
9.00%, 7/1/17	735	793
9.50%, 1/1/21-12/1/22	816	892
10.00%, 6/1/17-3/1/21	558	618
10.50%, 11/1/15-4/1/21	326	350
April TBA
5.50%, 4/15/20	(i)75,300	74,806
Federal National Mortgage Association, Conventional Pools:
0.25%, 4/25/36	13,400	13,840
6.50%, 11/1/23-9/1/34	50,140	51,321
7.00%, 9/1/06-2/1/36	176,980	182,381
7.50%, 11/1/22-9/1/35	39,949	41,768
8.00%, 3/1/07-10/1/32	30,342	32,361
8.50%, 11/1/08-5/1/32	26,921	29,004
9.00%, 12/1/08-1/1/22	1,851	1,957
9.50%, 11/1/13-4/1/30	7,097	7,721
10.00%, 9/1/10-10/1/25	1,174	1,284
10.50%, 5/1/12-7/1/25	1,073	1,184
11.00%, 7/1/20-11/1/20	186	204
11.50%, 1/1/13-2/1/20	296	325
12.00%, 11/1/15	331	362
12.50%, 9/1/15-2/1/16	61	67
April TBA
7.00%, 4/25/35	(i)33,700	34,711
7.50%, 4/25/36	(i)11,600	12,118
Government National Mortgage Association, Various Pools:
9.00%, 12/15/21-11/15/24	2,615	2,823
9.50%, 8/15/09-12/15/19	2,530	2,766
10.00%, 11/15/09-1/15/26	$17,616	$19,454
10.50%, 12/15/14-4/15/25	1,888	2,096
11.00%, 12/15/09-2/15/25	4,787	5,271
11.50%, 4/15/13-4/20/19	109	121
12.00%, 3/15/11-11/15/19	2,280	2,564
12.50%, 6/15/10-12/15/13	11	12
		563,867
Asset Backed Corporates (17.3%)
ACE Securities Corp.
5.138%, 5/25/34	(h)10,548	10,585
Aegis Asset Backed Securities Trust
4.92%, 8/25/35	(h)7,878	7,884
American Express Credit Account Master Trust
4.86%, 11/16/09-12/15/09	(h)34,375	34,439
Asset Backed Funding Certificates
4.90%, 1/25/35	(h)2,696	2,697
Bayview Financial Acquisition Trust
5.321%, 9/28/43	(h)2,776	2,780
Bear Stearns Asset Backed Securities, Inc.
5.01%, 8/25/31	(h)3,268	3,271
5.02%, 9/25/34	(h)7,675	7,685
5.04%, 3/25/35	(h)12,553	12,562
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	7,725	7,641
4.83%, 1/15/08	(h)7,937	7,946
Carrington Mortgage Loan Trust
4.90%, 6/25/35	(h)3,273	3,275
4.94%, 10/25/35	(h)12,864	12,874
4.95%, 2/25/35	(h)2,760	2,762
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	18,410	18,889
Citigroup Mortgage Loan Trust, Inc.
4.91%, 5/25/35	(h)7,237	7,243
Countrywide Asset-Backed Certificates
4.73%, 5/25/36	(h)18,258	18,269
First Franklin Mortgage Loan Asset Backed Certificates
4.89%, 2/25/36	(h)16,552	16,565
4.92%, 7/25/35	(h)10,141	10,149
4.938%, 10/25/35	(h)11,260	11,268
GE Capital Credit Card Master Note Trust
4.79%, 9/15/10	(h)10,700	10,713
GE Dealer Floorplan Master Note Trust
4.83%, 7/20/08	(h)10,050	10,056
4.86%, 7/20/09	(h)15,000	15,023
GMAC Mortgage Corp. Loan Trust
4.928%, 3/25/35	(h)11,550	11,555
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09	3,115	3,096
JP Morgan Chase Commercial Mortgage Securities Corp.
4.92%, 4/16/19	(e)(h)3,748	3,751
Long Beach Mortgage Loan Trust
4.898%, 4/25/35	(h)2,917	2,919
4.96%, 2/25/35	(h)645	646

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Mastr Asset Backed Securities Trust
4.908%, 3/25/35	$ (h)3,088	$3,091
MBNA Credit Card Master Note Trust
4.89%, 2/16/10	(h)15,975	16,015
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	19,530	19,944
7.80%, 10/15/12	17,725	19,501
Merrill Lynch Mortgage Investors, Inc.
4.92%, 9/25/35	(h)531	531
New Century Home Equity Loan Trust
5.35%, 11/25/34	(h)12,750	12,791
Novastar Home Equity Loan
4.94%, 6/25/35	(h)8,312	8,319
Park Place Securities, Inc.
4.90%, 6/25/35	(h)4,688	4,690
RAAC Series
4.91%, 9/25/45	(h)12,264	12,272
Residential Asset Mortgage Products, Inc.
4.93%, 1/25/35	(h)2,774	2,776
Saxon Asset Securities Trust
4.91%, 10/25/35	(h)6,720	6,725
4.93%, 5/25/35	(h)836	836
Securitized Asset Backed Receivables LLC Trust
4.68%, 12/25/35	(h)11,194	11,200
SLM Student Loan Trust
4.64%, 10/25/12	(h)5,875	5,866
Specialty Underwriting & Residential Finance
4.93%, 12/25/35	(h)3,673	3,676
4.938%, 6/25/36	(h)8,632	8,638
Structured Asset Investment Loan Trust
4.91%, 6/25/35	(h)4,114	4,117
4.92%, 7/25/35	(h)10,219	10,226
4.938%, 3/25/35	(h)2,684	2,686
Structured Asset Securities Corp.
5.018%, 6/25/35	(h)19,238	19,258
Terra LNR
4.94%, 6/15/17	(h)8,750	8,750
Terwin Mortgage Trust
4.94%, 7/25/35	(e)(h)6,064	6,069
5.208%, 11/25/35	(h)2,045	2,048
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	3,115	3,029
Wachovia Mortgage Loan Trust LLC
4.93%, 10/25/35	(h)7,681	7,687
Wells Fargo Home Equity Trust
4.99%, 2/25/18	(h)671	671
		457,955
Collateralized Mortgage Obligations — Agency Collateral Series (2.2%)
Countrywide Alternative Loan Trust IO
0.48%, 2/25/37	79,549	4,462
1.043%, 3/20/46	80,800	4,153
1.86%, 12/20/35	(e)(h)111,207	3,510
2.02%, 12/20/35	(e)(h)106,699	5,318
Federal Home Loan Mortgage Corporation
Inv Fl IO
23.50%, 11/15/07	$82	$11
Inv Fl IO PAC
4.85%, 3/15/08	533	15
5.90%, 2/15/08	1,000	28
Inv Fl IO REMIC
2.75%, 8/15/30	342	13
IO
6.00%, 5/1/31	8,993	1,874
7.50%, 12/1/29	554	135
8.00%, 1/1/28-6/1/31	3,938	861
Federal National Mortgage Association
Inv Fl IO
1.58%, 7/25/34	11,733	280
3.38%, 10/25/28	9,906	385
3.68%, 7/25/30	6,069	340
3.77%, 10/18/30	3,283	165
4.90%, 10/25/07	1,500	31
Inv Fl IO REMIC
33.92%, 9/25/20	74	122
39.66%, 9/25/22	119	109
IO
1.519%, 3/25/36	95,745	2,618
3.62%, 12/25/27
6.00%, 8/25/32-7/25/33	5,710	1,171
6.50%, 9/1/29-6/25/33	33,520	7,092
7.00%, 4/1/32	7,198	1,711
8.00%, 4/1/24-12/1/31	13,078	2,867
8.50%, 10/1/25	387	107
9.00%, 11/1/26	632	172
IO PAC
8.00%, 9/18/27	2,093	435
Government National Mortgage Association
Inv Fl IO
3.399%, 5/16/31	9,256	556
3.449%, 8/16/31	3,209	173
3.85%, 8/16/29	471	32
Greenpoint Mortgage Funding Trust IO
1.991%, 10/25/45	81,845	2,647
2.078%, 8/25/45	71,497	2,357
GS Mortgage Securities Corp. IO
1.737%, 8/25/35	(h)45,000	2,004
Harborview Mortgage Loan Trust
PO
3/19/37	@—	@—
IO
1.35%, 6/19/35	(h)88,428	2,321
1.60%, 3/19/37	(h)72,905	3,782
1.66%, 5/19/35	(h)130,160	3,417
Indymac Index Mortgage Loan Trust IO
1.06%, 7/25/35	(h)71,716	2,600
Kidder Peabody Mortgage Assets Trust IO
9.50%, 4/22/18	5	1
		57,875

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (6.5%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	$ (e)9,382	$9,747
American General Finance Corp.
4.625%, 5/15/09-9/1/10	2,415	2,360
AXA Financial, Inc.
6.50%, 4/1/08	5,435	5,554
CIT Group, Inc.
3.65%, 11/23/07	2,385	2,324
Countrywide Home Loans, Inc.
3.25%, 5/21/08	5,110	4,892
EOP Operating LP
4.75%, 3/15/14	(c)665	613
7.50%, 4/19/29	2,515	2,723
Farmers Insurance Exchange
8.625%, 5/1/24	(e)6,970	8,163
General Electric Capital Corp.
4.25%, 12/1/10	(c)2,165	2,068
6.75%, 3/15/32	(c)4,335	4,843
HSBC Finance Corp.
5.875%, 2/1/09	9,960	10,105
6.40%, 6/17/08	760	777
8.00%, 7/15/10	1,100	1,201
JPMorgan Chase & Co.
6.00%, 2/15/09	7,595	7,717
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	6,390	6,229
Mantis Reef Ltd.
4.692%, 11/14/08	(e)4,615	4,491
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	6,850	6,228
MBNA Corp.
5.14%, 5/5/08	(h)4,740	4,778
Nationwide Building Society
4.25%, 2/1/10	(e)4,960	4,762
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	3,015	3,032
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	2,900	2,890
Reckson Operating Partnership LP
5.15%, 1/15/11	2,740	2,659
Residential Capital Corp.
6.375%, 6/30/10	7,660	7,724
SLM Corp.
4.00%, 1/15/10	3,560	3,361
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	4,070	4,035
Two-Rock Pass Through Trust
5.68%, 12/31/49	(e)(h)2,930	2,915
USB Capital IX
6.19%, 12/31/49	(h)6,735	6,683
Wachovia Capital Trust Ill
5.80%, 8/29/49	(h)17,205	16,921
Washington Mutual, Inc.
5.00%, 5/25/45	$11,800	$11,780
8.25%, 4/1/10	5,310	5,784
World Financial Properties
6.91%, 9/1/13	(e)1,284	1,346
6.95%, 9/1/13	(e)8,094	8,500
Xlliac Global Funding
4.80%, 8/10/10	(e)5,315	5,157
		172,362
Industrials (7.1%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	(c)1,427	1,441
8.85%, 8/1/30	7,928	7,155
Albertson’s, Inc.
8.00%, 5/1/31	(c)4,315	4,027
AmerisourceBergen Corp.
5.625%, 9/15/12	(c)(e)1,735	1,715
AT&T Corp.
9.75%, 11/15/31	5,260	6,300
Bowater Canada Finance Corp.
7.95%, 11/15/11	7,545	7,564
Brookfield Asset Management, Inc.
7.125%, 6/15/12	(c)3,915	4,165
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	1,646	1,553
Caterpillar Financial Services Corp.
3.625%, 11/15/07	1,080	1,053
4.84%, 8/20/07	(h)4,510	4,517
Clorox Co.
5.025%, 12/14/07	(h)4,280	4,291
Comcast Cable Communications, Inc.
6.75%, 1/30/11	2,500	2,601
ConAgra Foods, Inc.
7.00%, 10/1/28	1,480	1,536
8.25%, 9/15/30	1,920	2,256
Consumers Energy Co.
4.00%, 5/15/10	1,400	1,317
4.80%, 2/17/09	2,080	2,039
Continental Airlines, Inc.
7.461%, 4/1/15	1,315	1,278
Cooper Industries, Inc.
5.25%, 11/15/12	(e)3,460	3,399
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	(c)2,320	2,722
Deutsche Telekom International Finance BV
8.25%, 6/15/30	3,930	4,715
Echostar DBS Corp.
6.375%, 10/1/11	(c)4,810	4,726
6.625%, 10/1/14	1,270	1,233
FBG Finance Ltd.
5.125%, 6/15/15	(e)3,825	3,589
FedEx Corp.
2.65%, 4/1/07	2,565	2,494

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
France Telecom S.A.
8.50%, 3/1/31	$3,765	$4,717
General Motors Acceptance Corp.
6.875%, 9/15/11	10,835	10,110
General Motors Corp.
7.25%, 7/3/13	2,435	2,260
8.375%, 7/15/33	(c)15,740	11,608
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)(k)18,080	@—
Health Net, Inc.
9.875%, 4/15/11	5,595	6,374
Hyatt Equities LLC
6.875%, 6/15/07	(e)3,345	3,392
ICI Wilmington, Inc.
4.375%, 12/1/08	2,025	1,954
Interpublic Group of Cos., Inc.
5.40%, 11/15/09	(c)2,810	2,606
Kerr-McGee Corp.
5.875%, 9/15/06	1,315	1,323
Lear Corp.
8.11%, 5/15/09	(c)3,000	2,792
LG Electronics, Inc.
5.00%, 6/17/10	(e)2,745	2,649
Limited Brands
6.95%, 3/1/33	2,260	2,213
Miller Brewing Co.
4.25%, 8/15/08	(e)3,485	3,402
Mohawk Industries, Inc.
6.125%, 1/15/16	2,665	2,643
7.20%, 4/15/12	2,070	2,168
News America Holdings, Inc.
7.75%, 2/1/24	3,256	3,529
News America, Inc.
7.28%, 6/30/28	645	671
Norfolk Southern Corp.
7.35%, 5/15/07	2,370	2,425
Northrop Grumman Corp.
4.079%, 11/16/06	2,440	2,423
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	795	775
Pilgrim’s Pride Corp.
9.625%, 9/15/11	1,230	1,288
Sappi Papier Holding AG
6.75%, 6/15/12	(e)2,435	2,319
SBC Communications, Inc.
6.15%, 9/15/34	(c)3,090	2,944
Sealed Air Corp.
5.625%, 7/15/13	(c)(e)5,400	5,256
Sprint Capital Corp.
8.375%, 3/15/12	2,395	2,709
8.75%, 3/15/32	825	1,034
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07	1,735	1,774
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	$ (e)5,721	$5,967
Telecom Italia Capital S.A.
4.00%, 1/15/10	5,305	4,991
Union Pacific Corp.
5.214%, 9/30/14	(e)955	927
6.625%, 2/1/08	1,225	1,251
6.65%, 1/15/11	1,340	1,398
6.79%, 11/9/07	1,020	1,043
Verizon New England, Inc.
6.50%, 9/15/11	2,100	2,134
WellPoint, Inc.
3.75%, 12/14/07	1,010	984
6.80%, 8/1/12	1,460	1,553
WPP Finance UK Corp.
5.875%, 6/15/14	2,740	2,710
		188,002
Mortgages — Other (10.5%)
American Express Co.
9.625%, 12/1/12	(d)(k)29	29
American Housing Trust
9.55%, 9/25/20	38	38
Banc of America Funding Corp.
5.13%, 9/20/35	(h)10,721	10,785
Countrywide Alternative Loan Trust
5.04%, 11/20/35	(h)11,655	11,683
5.07%, 11/20/35	(h)12,309	12,347
5.092%, 5/20/46	(h)17,100	17,100
Countrywide Home Loan Mortgage Pass Through Trust
5.09%, 4/25/46	(h)11,621	11,621
Downey Savings & Loan Association Mortgage Loan Trust
4.69%, 4/19/47	(h)13,825	13,825
Federal Home Loan Mortgage Corporation PAC
9.50%, 4/15/20	4	4
Federal National Mortgage Association
7.00%, 9/25/32	4,710	4,846
Greenpoint Mortgage Funding Trust
5.11%, 3/25/36	(h)19,888	19,888
Harborview Mortgage Loan Trust
5.16%, 11/19/35	(h)10,712	10,783
Household Bank
8.24%, 7/1/08	(d)(k)1	1
Indymac Index Mortgage Loan Trust
5.10%, 7/25/35	(h)5,681	5,720
Luminent Mortgage Trust
5.06%, 4/25/36	(h)12,209	12,229
Merrill Lynch Mortgage Investors, Inc.
4.938%, 8/25/35	(h)12,136	12,145
Pelican Homestead Savings Association
9.355%, 10/1/07	(d)(k)36	36
Residential Accredit Loans, Inc.
5.08%, 2/25/46	(h)9,722	9,722
5.09%, 2/25/46	(h)5,997	6,015

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Ryland Acceptance Corp. IV
6.65%, 7/1/11	$583	$582
Structured Adjustable Rate Mortgage Loan Trust
5.118%, 9/25/34	(h)3,705	3,713
Structured Asset Mortgage Investments, Inc.
4.76%, 4/25/46	22,611	22,611
5.03%, 4/25/45	18,000	18,000
Thornburg Mortgage Securities Trust
4.968%, 6/25/44	(h)360	360
Wamu Alternative Mortgage Pass-Through Certificates
4.69%, 4/25/46	(h)14,625	14,625
Washington Mutual, Inc.
4.885%, 7/25/44	(h)1,878	1,883
5.068%, 11/25/45	(h)12,045	12,081
5.07%, 12/25/45	(h)22,816	22,823
5.08%, 10/25/45	(h)13,645	13,673
5.11%, 8/25/45	(h)8,436	8,461
		277,629
U.S. Treasury Securities (27.7%)
U.S. Treasury Bonds
6.125%, 8/15/29	(c)64,580	74,060
6.375%, 8/15/27	(c)15,980	18,689
8.125%, 8/15/19	(c)45,830	59,486
U.S. Treasury Strips IO
5.00%, 5/15/16	(c)25,000	15,169
5.02%, 2/15/17	(c)24,500	14,295
5.08%, 8/15/18-2/15/19	(c)63,450	33,359
5.11%, 5/15/19-8/15/20	(c)158,050	79,499
5.12%, 11/15/19-2/15/20	(c)186,675	92,708
5.14%, 5/15/20	195,925	95,708
5.15%, 2/15/21-11/15/21	(c)384,115	177,283
U.S. Treasury Strips PO
5/15/21-2/15/27	(c)177,275	73,873
		734,129
Utilities (1.7%)
Arizona Public Service Co.
5.80%, 6/30/14	3,905	3,853
6.75%, 11/15/06	1,225	1,234
CC Funding Trust I
6.90%, 2/16/07	3,815	3,857
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	2,380	2,374
Consolidated Natural Gas Co.
5.00%, 12/1/14	2,175	2,043
6.25%, 11/1/11	3,870	3,959
Detroit Edison Co.
6.125%, 10/1/10	2,020	2,067
Entergy Gulf States, Inc.
3.60%, 6/1/08	1,685	1,612
5.22%, 12/1/09	(h)1,985	1,964
5.61%, 12/8/08	(e)(h)4,195	4,200
Monongahela Power Co.
5.00%, 10/1/06	2,330	2,324
NiSource Finance Corp.
5.34%, 11/23/09	$ (h)2,765	$2,776
Pacific Gas & Electric Co.
6.05%, 3/1/34	3,725	3,657
PSEG Energy Holdings LLC
8.625%, 2/15/08	2,540	2,661
Sempra Energy
4.621%, 5/17/07	2,545	2,523
Texas Eastern Transmission LP
7.00%, 7/15/32	2,280	2,539
TXU Corp.
6.375%, 6/15/06	1,535	1,545
Wisconsin Electric Power Co.
3.50%, 12/1/07	550	534
		45,722
Total Fixed Income Securities (Cost $2,565,200)		2,515,922

	Shares
Preferred Stock (0.6%)
Mortgages — Other (0.6%)
Home Ownership Funding Corp.
13.33% (Cost $14,583)	(e)64,625	$15,350

	Face
	Amount
	(000)
Short-Term Investments (20.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (9.4%)
Alliance and Leister plc, 4.68%, 4/30/07	$ (h)5,579	5,579
ASAP Funding Ltd.,
4.76%, 5/9/06	1,771	1,771
4.79%, 5/9/06	2,215	2,215
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	3,403	3,403
4.65%, 4/12/06	2,808	2,808
Bank of America Corp.,
4.81%, 11/7/06	(h)1,227	1,227
4.82%, 8/10/06	(h)2,789	2,789
Bank of New York Co., Inc., 4.67%, 4/30/07	(h)2,790	2,790
Barclays New York Co., Inc., 4.83%, 5/30/06	5,579	5,579
Bear Stearns & Co., Inc.,
4.76%, 6/15/06	(h)5,579	5,579
4.93%, 3/8/07	(h)2,233	2,233
4.94%, 9/13/06	(h)4,463	4,463
CC USA, Inc., 4.83%, 4/18/06	(h)2,789	2,789
Ciesco LLC,
4.73%, 5/2/06	1,109	1,109
4.75%, 5/3/06	5,543	5,543
Concord Minutemen LLC, Series B,
4.68%, 4/5/06	8,370	8,370
Dekabank Deutsche Girozentrale,
4.60%, 5/19/06	(h)5,691	5,691
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	45,473	45,473
Five Finance, Inc., 4.82%, 11/17/06	(h)5,594	5,594
Goldman Sachs Group, Inc., 4.77%, 4/30/07	(h)2,790	2,790

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
HSBC Finance Corp.,
4.65%, 4/30/07	$ (h)2,790	$2,790
4.80%, 4/5/06	8,353	8,353
ING America Insurance Holdings, 4.51%, 4/6/06	2,208	2,208
IXIS Corporate & Investment Bank, 4.90%, 4/3/06	11,158	11,158
K2 (USA) LLC, 4.83%, 4/25/06	(h)2,789	2,789
Liberty Lighthouse US Capital Co. LLC,
4.83%, 2/1/07	(h)2,789	2,789
Links Finance LLC,
4.83%, 4/18/06	(h)2,789	2,789
4.92%, 10/6/06	(h)2,232	2,232
Mane Funding Corp., 4.80%, 5/10/06	5,623	5,623
Manufacturers & Traders, 4.81%, 12/29/06	(h)1,673	1,673
Nationwide Building Society, 5.02%, 4/2/07	(h)6,472	6,472
Nordea Bank, N.Y., 4.82%, 1/3/07	(h)2,789	2,789
Park Granada LLC, 4.71%, 4/26/06	2,216	2,216
Park Sienna LLC, 4.79%, 5/5/06	2,772	2,772
Rhein-Main Securitisation, Ltd., 4.82%, 4/18/06	5,564	5,564
Royal Bank of Scotland, London, 4.85%, 4/3/06	11,158	11,158
Scaldis Capital LLC,
4.60%, 4/25/06	2,758	2,758
4.73%, 4/18/06	5,555	5,555
Skandi N.Y., 4.68%, 4/30/07	(h)5,579	5,579
SLM Corp., 4.78%, 4/30/07	(h)5,579	5,579
Standard Charter Bank, N.Y., 4.80%, 4/28/06	11,158	11,158
Ticonderoga Funding LLC, 4.80%, 4/24/06	5,747	5,747
Unicredito Italiano Bank (Ireland) plc,
4.70%, 4/30/07	(h)3,905	3,905
Wachovia Bank N.A., 4.80%, 10/2/06	(h)6,695	6,695
Washington Mutual Bank, F.A., 4.79%, 5/10/06	6,137	6,137
Wells Fargo Bank N.A., 4.80%, 12/1/06	(h)3,905	3,905
		248,188
Discount Notes (10.6%)
Federal Home Loan Bank
4.75%, 4/12/06-4/21/06	140,000	139,745
Federal Home Loan Mortgage Corporation
4.85%, 5/22/06	25,000	24,834
4.91%, 6/12/06	82,700	81,940
Federal National Mortgage Association
4.75%, 4/5/06	15,000	14,991
4.85%, 5/15/06	20,000	19,884
		281,394
Repurchase Agreement (0.1%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $4,320	(f)4,318	4,318
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
4.58%, 7/13/06	(j)4,730	4,671
Total Short-Term Investments (Cost $538,517)		538,571
Total Investments (115.9%) (Cost $3,118,300) — Including $322,685 of Securities Loaned		3,069,843
Liabilities in Excess of Other Assets (-15.9%)		(421,746
Net Assets (100%)		$2,648,097

(c)	All or a portion of security on loan at March 31, 2006.
(d)	Security was valued at fair value — At March 31, 2006, the Portfolio held $66,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid — At March 31, 2006.
@	Value/Face Amount is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2006.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	2,129	$2,592	6/27/06	USD	2,566	$2,566	$(26)

EUR — Euro

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 5yr. Note	254	$26,527	Jun-06	$(183)
U.S. Treasury 10yr. Note	4,508	479,609	Jun-06	(6,572)
U.S. Treasury Long Bond	1,685	183,928	Jun-06	(6,226)

Short:
U.S. Treasury 2yr. Note	246	50,149	Jun-06	154
Euro Bond	18	2,555	Jun-06	60
				$(12,767)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (93.9%)
Aerospace (1.8%)
Hexcel Corp.
6.75%, 2/1/15		$1,500	$1,493
K&F Acquisition, Inc.
7.75%, 11/15/14		2,630	2,676
			4,169
Cable (5.0%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(e)900	1,240
Cablevision Systems Corp.
9.62%, 4/1/09	$	(c)(h)1,930	2,034
CCH I LLC
11.00%, 10/1/15		(c)1,417	1,185
Echostar DBS Corp.
6.375%, 10/1/11		1,115	1,095
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15		(c)2,045	2,122
9.614%, 1/15/12		(h)1,270	1,297
PanAmSat Corp.
9.00%, 8/15/14		307	325
PanAmSat Holding Corp.
0.00%, 11/1/14		(g)2,180	1,581
Renaissance Media Group LLC
10.00%, 4/15/08		(g)930	932
			11,811
Chemicals (6.1%)
Cognis Deutschland GmbH & Co. KG
7.226%, 11/15/13	EUR	(e)(h)915	1,139
Equistar Chemicals LP
10.125%, 9/1/08		$2,055	2,194
Huntsman International LLC
10.125%, 7/1/09	EUR	1,135	1,437
Innophos Investments Holdings, Inc.
12.749%, 2/15/15	$	(h)1,117	1,131
Innophos, Inc.
8.875%, 8/15/14		(c)1,455	1,520
Koppers, Inc.
9.875%, 10/15/13		(c)490	539
Millennium America, Inc.
9.25%, 6/15/08		1,294	1,321
Nalco Co.
7.75%, 11/15/11		975	992
8.875%, 11/15/13		(c)1,375	1,437
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	700	880
10.625%, 5/15/11		$645	711
Westlake Chemical Corp.
6.625%, 1/15/16		(c)1,130	1,123
			14,424
Consumer Products (2.4%)
Levi Strauss & Co.
9.74%, 4/1/12		(c)(h)2,820	2,933
Oxford Industries, Inc.
8.875%, 6/1/11		$1,145	$1,185
Spectrum Brands, Inc.
7.375%, 2/1/15		540	472
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		945	1,017
			5,607
Diversified Media (4.2%)
Advanstar Communications, Inc.
10.75%, 8/15/10		515	563
AMC Entertainment, Inc.
8.999%, 8/15/10		(c)(h)960	996
CanWest Media, Inc.
8.00%, 9/15/12		2,052	2,114
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		872	1,001
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		1,030	1,144
Houghton Mifflin Co.
8.25%, 2/1/11		680	707
9.875%, 2/1/13		1,920	2,074
Nebraska Book Co., Inc.
8.625%, 3/15/12		540	499
Quebecor World Capital Corp.
8.75%, 3/15/16		(e)775	760
			9,858
Energy (8.6%)
Chaparral Energy, Inc.
8.50%, 12/1/15		(c)(e)1,735	1,813
CHC Helicopter Corp.
7.375%, 5/1/14		2,455	2,516
Chesapeake Energy Corp.
6.625%, 1/15/16		1,075	1,078
7.50%, 9/15/13		1,265	1,328
CIE Generale De Geophysique
7.50%, 5/15/15		615	637
El Paso Production Holding Co.
7.75%, 6/1/13		1,760	1,833
Hanover Compressor Co.
8.625%, 12/15/10		(c)45	47
9.00%, 6/1/14		450	486
Hanover Equipment Trust
8.50%, 9/1/08		972	999
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15		(c)(e)1,010	1,013
10.50%, 9/1/10		(e)1,320	1,460
Husky Oil Co.
8.90%, 8/15/28		(h)1,530	1,625
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		(c)933	1,005
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		1,415	1,447

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Energy (cont’d)
Pogo Producing Co.
6.875%, 10/1/17	$	(c)1,440	$1,429
Vintage Petroleum, Inc.
7.875%, 5/15/11		(c)1,505	1,565
			20,281
Financial (0.5%)
Residential Capital Corp.
6.375%, 6/30/10		1,270	1,281
Food & Drug (2.9%)
Albertson’s, Inc.
8.00%, 5/1/31		1,545	1,442
CA FM Lease Trust
8.50%, 7/15/17		(e)1,166	1,257
Delhaize America, Inc.
8.125%, 4/15/11		965	1,047
Jean Coutu Group, Inc.
7.625%, 8/1/12		(c)615	601
8.50%, 8/1/14		(c)1,355	1,250
Rite Aid Corp.
8.125%, 5/1/10		1,190	1,221
			6,818
Food & Tobacco (4.6%)
Michael Foods, Inc.
8.00%, 11/15/13		(c)1,170	1,198
Pilgrim’s Pride Corp.
9.25%, 11/15/13		(c)1,540	1,559
9.625%, 9/15/11		2,475	2,593
RJ Reynolds Tobacco Holdings, Inc.
6.50%, 7/15/10		2,395	2,425
Smithfield Foods, Inc.
7.00%, 8/1/11		1,045	1,045
7.75%, 5/15/13		1,000	1,035
8.00%, 10/15/09		(c)885	927
			10,782
Forest Products (4.6%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		775	671
7.75%, 6/15/11		(c)1,240	1,203
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13		(e)965	1,004
Crown European Holdings S.A.
6.25%, 9/1/11	EUR	520	671
Graham Packaging Co., Inc.
8.50%, 10/15/12		$1,330	1,350
Graphic Packaging International Corp.
9.50%, 8/15/13		(c)1,745	1,640
JSG Funding plc
10.125%, 10/1/12	EUR	480	654
Owens-Illinois, Inc.
7.35%, 5/15/08		$60	61
7.50%, 5/15/10		(c)3,030	3,083
Pliant Corp.
11.125%, 9/1/09	$	(c)315	$333
13.00%, 6/1/10		620	257
			10,927
Gaming & Leisure (4.4%)
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		2,465	2,446
Las Vegas Sands Corp.
6.375%, 2/15/15		(c)1,340	1,293
MGM Mirage
6.00%, 10/1/09		3,375	3,341
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		(c)650	710
Station Casinos, Inc.
6.00%, 4/1/12		970	962
6.875%, 3/1/16		1,580	1,596
			10,348
Health Care (5.8%)
AmerisourceBergen Corp.
5.625%, 9/15/12		(e)2,480	2,451
Community Health Systems, Inc.
6.50%, 12/15/12		1,035	1,008
DaVita, Inc.
6.625%, 3/15/13		1,170	1,173
Fisher Scientific International, Inc.
6.125%, 7/1/15		1,195	1,173
Fresenius Medical Care Capital Trust
7.375%, 6/15/11	EUR	450	604
7.875%, 6/15/11		$495	527
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		1,361	1,398
MedCath Holdings Corp.
9.875%, 7/15/12		(c)1,580	1,651
Omnicare, Inc.
6.75%, 12/15/13		880	880
Tenet Healthcare Corp.
7.375%, 2/1/13		670	615
9.875%, 7/1/14		585	595
VWR International, Inc.
6.875%, 4/15/12		1,740	1,723
			13,798
Housing (1.3%)
Goodman Global Holding Co., Inc.
7.491%, 6/15/12		(h)615	629
Nortek, Inc.
8.50%, 9/1/14		(c)1,780	1,820
Technical Olympic USA, Inc.
10.375%, 7/1/12		(c)575	583
			3,032
Information Technology (1.8%)
Iron Mountain, Inc.
7.75%, 1/15/15		790	800
8.625%, 4/1/13		2,085	2,179

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Information Technology (cont’d)
SunGard Data Systems, Inc.
9.125%, 8/15/13		$ (c)(e)990	$1,052
9.431%, 8/15/13		(e)(h)119	126
			4,157
Manufacturing (4.1%)
General Cable Corp.
9.50%, 11/15/10		1,065	1,155
Johnsondiversey, Inc.
9.625%, 5/15/12		(c)2,495	2,573
9.625%, 5/15/12	EUR	55	69
Manitowoc Co., Inc. (The)
10.375%, 5/15/11		1,585	2,045
NMHG Holding Co.
10.00%, 5/15/09		$2,385	2,504
Propex Fabrics, Inc.
10.00%, 12/1/12		1,520	1,452
			9,798
Metals (1.8%)
Foundation PA Coal Co.
7.25%, 8/1/14		575	587
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(b)(d)(k)4,140	@—
Massey Energy Co.
6.875%, 12/15/13		2,205	(e)2,172
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(d)(k)2,485	@—
Republic Technologies International LLC
13.75%, 7/15/09		(d)(k)6,180	@—
Ucar Finance, Inc.
10.25%, 2/15/12		1,495	1,603
			4,362
Retail (1.3%)
Brown Shoe Co., Inc.
8.75%, 5/1/12		1,145	1,214
Linens ‘n Things, Inc.
10.366%, 1/15/14		(c)(e)(h)1,815	1,828
			3,042
Services (1.7%)
Buhrmann U.S., Inc.
7.875%, 3/1/15		650	661
8.25%, 7/1/14		1,175	1,228
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
7.375%, 9/1/10		2,060	2,132
			4,021
Telecommunications (2.6%)
Axtel S.A.
11.00%, 12/15/13		2,238	2,551
Esprit Telecom Group plc
10.875%, 6/15/08		(d)(k)965	@—
11.00%, 6/15/08	DEM	(d)(k)2,608	@—
11.50%, 12/15/07		$ (d)(k)600	@—
11.50%, 12/15/07	EUR	(d)(k)1,669	$ @—
EXDS, Inc.
11.625%, 7/15/10		$ (c)(d)(k)3,899	@—
Qwest Communications International, Inc.
8.249%, 2/15/09		(h)1,495	1,536
Qwest Corp.
5.625%, 11/15/08		355	354
Rhythms NetConnections, Inc.
12.75%, 4/15/09		(d)(k)433	@—
13.50%, 5/15/08		(d)(k)12,869	@—
14.00%, 2/15/10		(d)(k)11,487	@—
Wind Acquisition Finance S.A.
10.75%, 12/1/15		(e)1,620	1,758
			6,199
Transportation (8.7%)
Amsted Industries, Inc.
10.25%, 10/15/11		(e)2,430	2,691
ArvinMeritor, Inc.
8.75%, 3/1/12		655	648
Ford Motor Credit Co.
5.625%, 10/1/08		(c)1,425	1,304
7.00%, 10/1/13		(c)2,000	1,791
General Motors Acceptance Corp.
4.375%, 12/10/07		1,615	1,498
6.875%, 9/15/11-8/28/12		3,035	2,828
General Motors Corp.
7.125%, 7/15/13		710	533
8.375%, 7/15/33		(c)3,215	2,371
Lear Corp.
8.11%, 5/15/09		(c)1,980	1,843
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12		1,955	1,975
Sonic Automotive, Inc.
8.625%, 8/15/13		2,945	2,960
			20,442
U.S. Treasury Securities (8.8%)
U.S. Treasury Bonds
6.125%, 8/15/29		7,500	8,601
U.S. Treasury Notes
5.00%, 2/15/11		(c)12,000	12,101
			20,702
Utilities (7.4%)
AES Corp. (The)
7.75%, 3/1/14		905	955
8.875%, 2/15/11		243	263
9.00%, 5/15/15		(e)105	114
9.375%, 9/15/10		396	434
CMS Energy Corp.
7.50%, 1/15/09		1,490	1,540
Colorado Interstate Gas Co.
6.80%, 11/15/15		(e)1,030	1,053
Ipalco Enterprises, Inc.
8.625%, 11/14/11		730	801

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Monongahela Power Co.
5.00%, 10/1/06	$1,660	$1,656
Nevada Power Co.
8.25%, 6/1/11	950	1,048
9.00%, 8/15/13	1,045	1,156
Northwest Pipeline Corp.
8.125%, 3/1/10	475	504
Ormat Funding Corp.
8.25%, 12/30/20	1,622	1,678
PSEG Energy Holdings LLC
8.625%, 2/15/08	2,805	2,938
Southern Natural Gas Co.
8.875%, 3/15/10	935	999
Williams Cos., Inc.
7.875%, 9/1/21	(c)2,160	2,333
		17,472
Wireless Communications (3.5%)
American Tower Corp.
7.125%, 10/15/12	(c)900	940
7.50%, 5/1/12	(c)1,475	1,552
Rural Cellular Corp.
8.25%, 3/15/12	500	523
9.41%, 3/15/10	(c)(h)1,130	1,164
SBA Communications Corp.
8.50%, 12/1/12	35	39
SBA Telecommunications, Inc./SBA Communications Corp.
0.00%, 12/15/11	(c)(g)1,987	1,908
UbiquiTel Operating Co.
9.875%, 3/1/11	1,930	2,118
		8,244
Total Fixed Income Securities (Cost $245,029)		221,575

	Shares
Common Stocks (0.1%)
Broadcasting (0.0%)
Paxson Communications Corp.	(a)225,282	18
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)7,617	@—
XO Holdings, Inc.	(a)(c)6,789	27
		27
Utilities (0.1%)
PNM Resources, Inc.	1,708	42
SW Acquisition LP	(a)1	@—
		42
Total Common Stocks (Cost $10,801)		87

No. of
Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., expiring 1/16/10	(a)34,589	13

	No. of	Value
	Warrants	(000)
Utilities (0.0%)
SW Acquisitions LP, expiring 4/1/11	(a)(d)(e)(k)8,020	$ @—
Total Warrants (Cost $26)		13

	Face
	Amount
	(000)
Short-Term Investments (22.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.7%)
Alliance and Leister plc, 4.68%, 4/30/07	$ (h)991	991
ASAP Funding Ltd.,
4.76%, 5/9/06	314	314
4.79%, 5/9/06	393	393
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	605	605
4.65%, 4/12/06	499	499
Bank of America Corp.,
4.81%, 11/7/06	(h)218	218
4.82%, 8/10/06	(h)496	496
Bank of New York Co., Inc., 4.67%, 4/30/07	(h)496	496
Barclays New York Co., Inc., 4.83%, 5/30/06	991	991
Bear Stearns & Co., Inc.
4.76%, 6/15/06	(h)991	991
4.93%, 3/8/07	(h)397	397
4.94%, 9/13/06	(h)793	793
CC USA, Inc., 4.83%, 4/18/06	(h)496	496
Ciesco LLC,
4.73%, 5/2/06	197	197
4.75%, 5/3/06	985	985
Concord Minutemen LLC, Series B,
4.68%, 4/5/06	1,487	1,487
Dekabank Deutsche Girozentrale,
4.60%, 5/19/06	(h)1,011	1,011
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	8,078	8,078
Five Finance, Inc., 4.82%, 11/17/06	(h)994	994
Goldman Sachs Group, Inc., 4.77%, 4/30/07	(h)496	496
HSBC Finance Corp.,
4.65%, 4/30/07	(h)496	496
4.80%, 4/5/06	1,484	1,484
ING America Insurance Holdings,
4.51%, 4/6/06	392	392
IXIS Corporate & Investment Bank,
4.90%, 4/3/06	1,982	1,982
K2 (USA) LLC, 4.83%, 4/25/06	(h)496	496
Liberty Lighthouse US Capital Co. LLC,
4.83%, 2/1/07	(h)495	495
Links Finance LLC,
4.83%, 4/18/06	(h)496	496
4.92%, 10/6/06	(h)396	396
Mane Funding Corp., 4.80%, 5/10/06	999	999
Manufacturers & Traders, 4.81%, 12/29/06	(h)297	297
Nationwide Building Society, 5.02%, 4/2/07	(h)1,150	1,150
Nordea Bank, N.Y., 4.82%, 1/3/07	(h)496	496

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Park Granada LLC, 4.71%, 4/26/06	$394	$394
Park Sienna LLC, 4.79%, 5/5/06	492	492
Rhein-Main Securitisation, Ltd.,
4.82%, 4/18/06	988	988
Royal Bank of Scotland, London,
4.85%, 4/3/06	1,982	1,982
Scaldis Capital LLC,
4.60%, 4/25/06	490	490
4.73%, 4/18/06	987	987
Skandi N.Y., 4.68%, 4/30/07	(h)991	991
SLM Corp., 4.78%, 4/30/07	(h)991	991
Standard Charter Bank, N.Y., 4.80%,
4/28/06	1,982	1,982
Ticonderoga Funding LLC, 4.80%, 4/24/06	1,021	1,021
Unicredito Italiano Bank (Ireland) plc,
4.70%, 4/30/07	(h)694	694
Wachovia Bank N.A., 4.80%, 10/2/06	(h)1,189	1,189
Washington Mutual Bank, F.A,. 4.79%, 5/10/06	1,090	1,090
Wells Fargo Bank N.A., 4.80%, 12/1/06	(h)694	694
		44,092
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $8,733	(f)8,730	8,730
U.S. Treasury Securities (0.0%)
U.S. Treasury Bills
4.58%, 7/13/06	(j)100	99
Total Short-Term Investments (Cost $52,920)		52,921
Total Investments (116.4%) (Cost $308,776)—Including $55,490 of Securities Loaned		274,596
Liabilities in Excess of Other Assets (-16.4%)		(38,674)
Net Assets (100%)		$235,922

(a)	Non-income producing security
(b)	Issuer is in default.
(c)	All or a portion of security on loan at March 31, 2006.
(d)	Security was valued at fair value — At March 31, 2006, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.
(k)	Security has been deemed illiquid — At March 31, 2006.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value/Face Amount is less than $500.
EUR	Euro
DEM	German Mark

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	1,850	$2,253	6/27/06	USD	2,230	$2,230	$(23)
EUR	300	366	6/27/06	USD	361	362	(4)
EUR	1,754	2,136	6/27/06	USD	2,114	2,114	(22)
EUR	3,154	3,841	6/27/06	USD	3,801	3,801	(40)
		$8,596				$8,507	$(89)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury Bonds	107	$11,680	Jun-06	$(354)

Short:
U.S. Treasury 2 yr. Note	216	44,034	Jun-06	66
U.S. Treasury 5 yr. Note	15	1,567	Jun-06	4
U.S. Treasury 10 yr. Note	16	1,702	Jun-06	9
				$(275)

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (73.1%)
Agency Adjustable Rate Mortgages (0.1%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.375%, 3/20/25-1/20/28	$211	$212
4.75%, 7/20/25-9/20/27	60	61
5.125%, 11/20/25-11/20/27	74	74
		347
Agency Fixed Rate Mortgages (4.7%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
11.00%, 7/1/13	13	13
Gold Pools:
7.00%, 6/1/28-6/1/32	152	156
7.50%, 8/1/30-1/1/31	145	152
8.00%, 6/1/30-9/1/31	632	673
8.50%, 7/1/30-7/1/31	102	110
9.50%, 12/1/22	27	30
10.00%, 6/1/17	28	31
Federal National Mortgage Association, Conventional Pools:
6.50%, 7/1/30-12/1/33	2,779	2,840
7.00%, 1/1/32-8/1/35	11,162	11,504
7.50%, 8/1/29-3/1/32	1,253	1,310
8.00%, 10/1/30-9/1/31	192	205
8.50%, 8/1/30	10	10
9.50%, 12/1/17-12/1/21	472	514
10.00%, 7/1/18-5/1/22	17	19
April TBA
7.00%, 4/25/35	(i)550	567
Government National Mortgage Association, Various Pools:
9.50%, 11/15/16-12/15/21	199	218
10.00%, 1/15/16-3/15/25	343	379
10.50%, 3/15/16-2/15/18	59	65
11.00%, 3/15/10-6/15/20	136	149
11.50%, 6/15/13	9	10
12.00%, 5/15/14	8	9
12.50%, 12/15/10	5	5
		18,969
Asset Backed Corporates (23.9%)
ACE Securities Corp.
4.92%, 7/25/35	(h)1,430	1,431
Aegis Asset Backed Securities Trust
4.92%, 8/25/35	(h)1,035	1,036
4.93%, 10/25/35	(h)1,343	1,344
American Express Credit Account Master Trust
1.69%, 1/15/09	650	646
4.86%, 12/15/09	(h)3,375	3,381
Asset Backed Funding Certificates
4.90%, 1/25/35	(h)244	244
5.00%, 6/25/25	(h)@—	@—
Banc of America Securities Auto Trust
3.99%, 8/18/09	1,575	1,552
Bank One Issuance Trust
3.86%, 6/15/11	$750	$727
Bear Stearns Asset Backed Securities, Inc.
4.94%, 8/25/35-11/25/35	(h)2,131	2,132
5.01%, 8/25/31	(h)545	545
5.02%, 9/25/34	(h)542	543
5.04%, 3/25/35	(h)1,658	1,659
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	500	495
4.05%, 7/15/09	1,450	1,431
Carrington Mortgage Loan Trust
4.90%, 6/25/35	(h)438	438
4.94%, 10/25/35	(h)2,087	2,089
4.95%, 2/25/35	(h)204	204
4.97%, 9/25/35	(h)1,344	1,345
Caterpillar Financial Asset Trust
3.90%, 2/25/09	1,150	1,134
Chase Credit Card Master Trust
5.50%, 11/17/08	690	692
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10	1,400	1,356
2.94%, 6/15/10	850	830
Citigroup Mortgage Loan Trust, Inc.
4.91%, 5/25/35	(h)787	787
5.23%, 10/25/34	(h)1,532	1,533
CNH Equipment Trust
4.02%, 4/15/09	1,150	1,134
4.27%, 1/15/10	2,250	2,216
Countrywide Asset-Backed Certificates
4.73%, 5/25/36	(h)2,491	2,492
Daimler Chrysler Auto Trust
2.58%, 4/8/09	1,550	1,508
2.86%, 3/9/09	1,625	1,595
3.09%, 1/8/08	528	525
4.04%, 9/8/09	1,100	1,086
Equifirst Mortgage Loan Trust
4.88%, 4/25/35	(h)392	392
First Franklin Mortgage Loan Asset Backed Certificates
4.92%, 7/25/35	(h)1,137	1,138
Ford Credit Auto Owner Trust
4.17%, 1/15/09	850	842
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)1,675	1,654
4.88%, 10/22/09	(e)2,125	2,111
GSAMP Trust
4.91%, 4/25/35-6/25/35	(h)477	477
4.94%, 8/25/35	(h)470	471
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	394	385
2.76%, 5/15/11	1,397	1,376
3.09%, 6/15/10	298	294
3.76%, 12/17/12	1,450	1,417
4.07%, 2/15/12	1,150	1,127
4.41%, 6/15/12	1,500	1,477
4.50%, 1/15/10	284	284

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Hertz Vehicle Financing LLC
4.93%, 2/25/10	$ (e)1,325	$1,310
Honda Auto Receivables Owner Trust
2.48%, 7/18/08	619	616
2.70%, 3/17/08	258	256
2.77%, 11/21/08	800	785
3.87%, 4/20/09	1,300	1,279
3.93%, 1/15/09	700	691
4.85%, 10/19/09	1,700	1,692
Hyundai Auto Receivables Trust
2.33%, 11/15/07	79	79
3.98%, 11/16/09	975	956
Long Beach Mortgage Loan Trust
4.91%, 1/25/36	(h)1,578	1,579
4.93%, 6/25/35	(h)585	585
Massachusetts RRB Special Purpose Trust
3.78%, 9/15/10	1,650	1,617
MBNA Credit Card Master Note Trust
2.70%, 9/15/09	900	878
4.87%, 8/16/10	(h)1,600	1,604
MBNA Master Credit Card Trust USA
4.95%, 9/15/09	(h)2,150	2,156
Merrill Auto Trust Securitization
4.10%, 8/25/09	1,650	1,626
4.83%, 4/25/08	(h)459	460
Merrill Lynch Mortgage Investors, Inc.
5.02%, 6/25/35-8/25/35	(h)488	488
New Century Home Equity Loan Trust
5.35%, 11/25/34	(h)2,000	2,006
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	1,700	1,677
Novastar Home Equity Loan
4.94%, 6/25/35	(h)1,006	1,007
Park Place Securities, Inc.
4.90%, 6/25/35	(h)539	539
4.91%, 7/25/35	(h)503	503
PG&E Energy Recovery Funding LLC
3.87%, 6/25/11	1,300	1,271
Residential Asset Securities Corp.
4.75%, 7/25/21	(h)@—	@—
Saxon Asset Securities Trust
4.91%, 10/25/35	(h)841	841
Specialty Underwriting & Residential Finance
4.92%, 12/25/35	(h)395	395
4.93%, 12/25/35	(h)297	297
Structured Asset Investment Loan Trust
4.91%, 6/25/35	(h)555	556
4.92%, 7/25/35	(h)1,366	1,367
Structured Asset Securities Corp.
4.90%, 1/25/35-5/25/35	(h)1,025	1,026
TERRA
4.94%, 6/15/17	700	700
Terwin Mortgage Trust
4.94%, 7/25/35	$ (e)(h)691	$692
5.29%, 12/25/34	(h)368	369
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	175	170
USAA Auto Owner Trust
2.67%, 10/15/10	875	852
3.16%, 2/17/09	1,144	1,131
3.58%, 2/15/11	1,550	1,516
3.90%, 7/15/09	1,375	1,358
Volkswagen Auto Lease Trust
3.82%, 5/20/08	825	817
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	2,175	2,164
Wachovia Auto Owner Trust
4.06%, 9/21/09	750	740
4.79%, 4/20/10	1,700	1,689
Wachovia Mortgage Loan Trust LLC
4.93%, 10/25/35	(h)951	951
Wells Fargo Home Equity Trust
4.99%, 2/25/18	(h)197	197
Whole Auto Loan Trust
2.58%, 3/15/10	900	887
World Omni Auto Receivables Trust
3.29%, 11/12/08	514	510
		96,460
Collateralized Mortgage Obligations — Agency Collateral Series (1.0%)
Countrywide Alternative Loan Trust
0.48%, 2/25/37	11,500	645
IO
1.86%, 12/20/35	(e)(h)15,225	480
2.02%, 12/20/35	(e)(h)13,524	674
Federal Home Loan Mortgage Corporation
Inv Fl IO
3.25%, 3/15/32	643	46
IO
5.00%, 9/15/14	736	38
6.00%, 5/1/31	307	64
6.50%, 4/1/28-8/1/28	668	147
7.00%, 2/15/32	123	26
8.00%, 1/1/28-6/1/31	26	6
IO PAC
6.00%, 4/15/32	323	45
Federal National Mortgage Association
Inv Fl IO
3.28%, 12/25/29	41	1
IO
6.00%, 5/25/33-6/25/33	575	189
6.50%, 6/1/31	198	44
7.00%, 4/25/33	397	89
8.00%, 5/1/30	15	3
9.00%, 11/1/26	48	13
IO PAC
8.00%, 8/18/27	49	10

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
Government National Mortgage Association
Inv Fl IO
3.20%, 12/16/25	$248	$14
3.25%, 9/16/27-5/16/32	296	16
Harborview Mortgage Loan Trust
IO
1.35%, 6/19/35	(h)14,373	377
1.60%, 3/19/37	(h)10,886	565
1.66%, 5/19/35	(h)19,764	519
PO
3/19/37	@—	@—
		4,011
Federal Agency (4.2%)
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06	16,880	16,744
Finance (8.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)1,235	1,283
Allstate Financial Global Funding II
2.625%, 10/22/06	(e)250	246
American General Finance Corp.
4.625%, 5/15/09	435	426
5.875%, 7/14/06	575	576
AXA Financial, Inc.
6.50%, 4/1/08	295	301
Banc of America Corp.
3.375%, 2/17/09	245	233
3.875%, 1/15/08	165	161
4.75%, 10/15/06	1,370	1,367
Bank of New York (The)
3.80%, 2/1/08	250	244
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	85	85
Bank One Corp.
6.00%, 2/17/09	455	463
Bank One N.A. Illinois
4.81%, 5/5/06	(h)250	250
CIT Group, Inc.
2.875%, 9/29/06	130	129
3.65%, 11/23/07	410	400
4.75%, 8/15/08	275	272
Citigroup Global Markets Holdings, Inc.
5.00%, 12/12/06	(h)80	80
Citigroup, Inc.
5.75%, 5/10/06	235	235
Countrywide Home Loans, Inc.
3.25%, 5/21/08	672	643
EOP Operating LP
6.763%, 6/15/07	400	406
Farmers Insurance Exchange
8.625%, 5/1/24	(e)300	351
General Electric Capital Corp.
4.75%, 9/15/14	95	91
5.375%, 3/15/07	$930	$931
5.875%, 2/15/12	1,245	1,274
Goldman Sachs Group, Inc.
5.25%, 10/15/13	480	468
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	305	304
7.90%, 6/15/10	60	65
HSBC Finance Corp.
4.125%, 12/15/08	90	87
5.875%, 2/1/09	290	294
6.375%, 10/15/11	720	748
6.40%, 6/17/08	270	276
6.75%, 5/15/11	285	300
8.00%, 7/15/10	100	109
Huntington National Bank
4.375%, 1/15/10	300	289
International Lease Finance Corp.
3.75%, 8/1/07	305	299
John Hancock Global Funding II
7.90%, 7/2/10	(e)1,035	1,140
JPMorgan Chase & Co.
5.25%, 5/30/07	165	165
6.00%, 2/15/09	275	279
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07	273	282
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	590	575
Mantis Reef Ltd.
4.692%, 11/14/08	(e)255	248
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07-7/15/14	575	568
MBNA Corp.
5.14%, 5/5/08	(h)625	630
Monumental Global Funding II
3.85%, 3/3/08	(e)760	740
4.375%, 7/30/09	(e)755	733
Nationwide Building Society
4.25%, 2/1/10	(e)595	571
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	450	452
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	350	349
Pricoa Global Funding I
3.90%, 12/15/08	(e)795	766
Prudential Funding LLC
6.60%, 5/15/08	(e)470	482
Prudential Insurance Co. of America
6.375%, 7/23/06	(e)145	146
Residential Capital Corp.
6.375%, 6/30/10	1,100	1,109
Simon Property Group LP
6.375%, 11/15/07	670	680
SLM Corp.
4.00%, 1/15/10	925	873

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
5.00%, 10/1/13	$265	$254
Sovereign Bank
4.00%, 2/1/08	100	98
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	611	606
TIAA Global Markets, Inc.
3.875%, 1/22/08	(e)315	307
4.125%, 11/15/07	(e)630	618
5.00%, 3/1/07	(e)710	707
Two-Rock Pass Through Trust
5.68%, 12/31/49	(e)(h)645	642
U.S. Bancorp
5.10%, 7/15/07	125	125
U.S. Bank N.A.
2.85%, 11/15/06	590	582
USB Capital IX
6.19%, 12/31/49	(h)1,000	992
Wachovia Capital Trust Ill
5.80%, 8/29/49	(h)2,590	2,547
Wachovia Corp.
4.95%, 11/1/06	950	948
Washington Mutual, Inc.
8.25%, 4/1/10	750	817
World Financial Properties
6.91%, 9/1/13	(e)979	1,026
6.95%, 9/1/13	(e)428	450
Xlliac Global Funding
4.80%, 8/10/10	(e)615	597
		35,790
Industrials (5.4%)
America West Airlines, Inc.
7.10%, 4/2/21	242	250
American Honda Finance Corp.
3.85%, 11/6/08	(e)490	473
AT&T Inc.
5.30%, 11/15/10	400	395
Brookfield Asset Management, Inc.
7.125%, 6/15/12	540	575
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	111	105
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09	490	501
Caterpillar Financial Services Corp.
3.625%, 11/15/07	225	219
4.84%, 8/20/07	(h)280	280
Clorox Co.
5.025%, 12/14/07	(h)925	927
Comcast Cable Communications, Inc.
6.75%, 1/30/11	645	671
8.375%, 5/1/07	105	108
Conoco Funding Co.
5.45%, 10/15/06	100	100
Consumers Energy Co.
4.00%, 5/15/10	$100	$94
4.80%, 2/17/09	175	172
Cooper Industries, Inc.
5.25%, 7/1/07-11/15/12	(e)645	636
CVS Corp.
3.875%, 11/1/07	65	64
DaimlerChrysler N.A. Holding Corp.
6.40%, 5/15/06	215	215
Deutsche Telekom International Finance BV
8.00%, 6/15/10	615	670
FBG Finance Ltd.
5.125%, 6/15/15	(e)565	530
Federated Department Stores, Inc.
6.30%, 4/1/09	265	271
6.625%, 9/1/08	80	82
France Telecom S.A.
7.75%, 3/1/11	400	437
Fred Meyer, Inc.
7.45%, 3/1/08	480	496
General Mills, Inc.
3.875%, 11/30/07	85	83
GTE Corp.
6.36%, 4/15/06	465	465
Harrahs Operating Co., Inc.
5.625%, 6/1/15	845	811
Heinz (H.J.) Co.
6.428%, 12/1/08	(e)280	285
Hyatt Equities LLC
6.875%, 6/15/07	(e)330	335
ICI Wilmington, Inc.
4.375%, 12/1/08	125	121
Johnson Controls, Inc.
5.00%, 11/15/06	255	254
Kraft Foods, Inc.
5.25%, 6/1/07	115	115
Lenfest Communications, Inc.
7.625%, 2/15/08	40	41
LG Electronics, Inc.
5.00%, 6/17/10	(e)405	391
Masco Corp.
4.625%, 8/15/07	430	425
May Department Stores Co. (The)
5.95%, 11/1/08	295	299
Miller Brewing Co.
4.25%, 8/15/08	(e)280	273
Mohawk Industries, Inc.
6.50%, 4/15/07	450	453
7.20%, 4/15/12	235	246
Norfolk Southern Corp.
7.35%, 5/15/07	240	246
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	170	166

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Raytheon Co.
6.15%, 11/1/08	$250	$255
Sappi Papier Holding AG
6.75%, 6/15/12	(e)105	100
Sealed Air Corp.
5.625%, 7/15/13	(e)770	750
Southwest Airlines Co.
5.496%, 11/1/06	110	110
Sprint Capital Corp.
8.375%, 3/15/12	55	62
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)263	274
Telecom Italia Capital S.A.
4.00%, 1/15/10	760	715
Textron Financial Corp.
4.125%, 3/3/08	305	299
5.125%, 2/3/112	660	649
Time Warner, Inc.
6.125%, 4/15/06	240	240
6.15%, 5/1/07	525	529
Toyota Motor Credit Corp.
5.65%, 1/15/07	385	386
Union Pacific Corp.
3.625%, 6/1/10	110	103
6.625%, 2/1/08	416	425
6.79%, 11/9/07	400	409
United Technologies Corp.
4.375%, 5/1/10	480	464
UnitedHealth Group, Inc.
4.125%, 8/15/09	120	116
5.20%, 1/17/07	25	25
Verizon Global Funding Corp.
6.125%, 6/15/07	445	449
7.25%, 12/1/10	140	149
Verizon New England, Inc.
6.50%, 9/15/11	200	203
Vodafone Group plc
5.05%, 12/28/07	(h)550	550
WellPoint Health Networks, Inc.
6.375%, 6/15/06	215	216
WellPoint, Inc.
3.75%, 12/14/07	325	317
6.80%, 8/1/12	115	122
Weyerhaeuser Co.
6.125%, 3/15/07	20	20
WPP Finance UK Corp.
5.875%, 6/15/14	370	366
		21,583
Mortgages — Other (6.0%)
Banc of America Funding Corp.
5.13%, 9/20/35	(h)729	733
Countrywide Alternative Loan Trust
5.04%, 11/20/35	(h)1,442	1,445
5.10%, 10/25/35	$ (h)967	$970
Countrywide Home Loan Mortgage Pass Through Trust
5.12%, 3/25/35	(h)496	497
Greenpoint Mortgage Funding Trust
5.11%, 8/25/35	(h)2,700	2,700
Harborview Mortgage Loan Trust
5.02%, 3/19/37	(h)1,797	1,798
5.07%, 7/19/45	(h)820	826
5.16%, 11/19/35	(h)1,242	1,250
Luminent Mortgage Trust
5.06%, 4/25/36	(h)1,837	1,840
Merrill Lynch Mortgage Investors, Inc.
4.94%, 8/25/35	(h)1,344	1,345
Residential Accredit Loans, Inc.
5.08%, 2/25/46	(h)1,160	1,160
5.09%, 2/25/46	(h)925	927
Washington Mutual, Inc.
5.07%, 11/25/45-12/25/45	(h)4,230	4,235
5.08%, 10/25/45	(h)1,689	1,692
5.09%, 4/25/45	(h)1,849	1,851
5.11%, 8/25/45	(h)979	982
		24,251
Sovereign (0.1%)
Province of Quebec Canada
6.125%, 1/22/11	550	569
U.S. Treasury Securities (17.0%)
U.S. Treasury Notes
4.80%, 8/15/10	3,400	3,525
4.83%, 2/15/08-2/15/10	35,550	35,430
4.85%, 11/15/06	5,500	5,455
4.86%, 2/15/13	5,825	5,501
4.87%, 5/15/07	14,500	14,229
U.S. Treasury Strips IO
5.13%, 2/15/25	8,440	3,246
U.S. Treasury Strips PO
5.08%, 2/15/27	2,940	1,032
		68,418
Utilities (1.8%)
Ameren Corp.
4.263%, 5/15/07	560	553
Appalachian Power Co.
3.60%, 5/15/08	355	342
Arizona Public Service Co.
5.80%, 6/30/14	725	715
6.75%, 11/15/06	165	166
Carolina Power & Light Co.
5.125%, 9/15/13	505	490
CC Funding Trust I
6.90%, 2/16/07	515	521
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	375	374
Columbus Southern Power Co.
4.40%, 12/1/10	100	95

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Utilities (cont’d)
Consolidated Natural Gas Co.
5.00%, 12/1/14	$320	$300
5.375%, 11/1/06	775	775
6.25%, 11/1/11	205	210
Detroit Edison Co.
6.125%, 10/1/10	290	297
Entergy Gulf States, Inc.
3.60%, 6/1/08	375	359
5.22%, 12/1/09	(h)215	213
FPL Group Capital, Inc.
3.25%, 4/11/06	275	275
NiSource Finance Corp.
5.34%, 11/23/09	(h)165	166
Pacific Gas & Electric Co.
4.80%, 3/1/14	365	346
Public Service Electric & Gas Co.
5.00%, 1/1/13	145	141
Sempra Energy
4.621%, 5/17/07	365	362
TXU Energy Co. LLC
6.125%, 3/15/08	125	126
Wisconsin Electric Power Co.
3.50%, 12/1/07	395	383
		7,209
Total Fixed Income Securities (Cost $297,881)		294,351

Shares
Preferred Stock (0.0%)
Mortgages — Other (0.0%)
Home Ownership Funding Corp.
13.33% (Cost $148)	(e)650	154

	Face
	Amount
	(000)
Short-Term Investments (28.2%)
Discount Notes (26.5%)
Federal Home Loan Bank
4.75%, 4/12/06-4/21/06	$49,200	49,117
4.92%, 6/7/06	2,175	2,156
Federal Home Loan Mortgage Corporation
4.91%, 6/12/06	11,015	10,913
4.85%, 5/22/06	15,000	14,903
4.89%, 6/28/06-6/30/06	7,385	7,300
Federal National Mortgage Association
4.75, 4/5/06-4/12/06	17,500	17,479
4.85, 5/15/06	2,000	1,988
4.89, 6/30/06	3,020	2,983
		106,839
Repurchase Agreement (1.5%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $6,026	$ (f)6,024	$6,024
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
4.58%, 7/13/06	(j)885	874
Total Short-Term Investments (Cost $113,732)		113,737
Total Investments (101.3%) (Cost $411,761)		408,242
Liabilities in Excess of Other Assets (-1.3%)		(5,433)
Net Assets (100%)		$402,809

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value/Face Amount is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at march 31, 2006.
IO	Interest Only
PO	Principal Only
PAC	Planned Amortization Class
TBA	To Be Announced

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 10 yr. Note	828	$88,091	Jun-06	$(1,180)
U.S. Treasury Long Bond	84	9,169	Jun-06	(276)
U.S. Treasury 2 yr. Note	20	4,077	Jun-06	(8)
U.S. Treasury 5 yr. Note	352	36,762	Jun-06	(255)
				$(1,719)

Graphic Presentation of Portfolio Holdings

The following graph depicts the industry and/or security type, as a percentage of total investments.

*      Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

International Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (94.0%)
Australia (0.3%)
Telstra Corp Ltd.
6.375%, 6/29/11	EUR	300	$403
Austria (3.4%)
Republic of Austria
5.875%, 7/15/06	3,800		4,642
Canada (4.8%)
Government of Canada
1.90%, 3/23/09	JPY	750,000	6,540
Cayman Islands (0.5%)
MBNA America European Structured Offerings
5.125%, 4/19/08	EUR	511	638
Denmark (4.7%)
Kingdom of Denmark
3.00%, 11/15/06	DKK	28,075	4,553
4.00%, 8/15/08	11,250		1,848
			6,401
France (14.6%)
Compagnie Generale des Etablissements Michelin
6.375%, 12/3/33	EUR	(h)180	230
Crown European Holdings S.A.
6.25%, 9/1/11	120		155
France Telecom S.A.
8.125%, 1/28/33	350		584
Government of France O.A.T.
6.50%, 4/25/11	6,105		8,387
8.50%, 10/25/19	5,900		10,594
			19,950
Germany (12.5%)
Bundesobligation
4.00%, 2/16/07	3,650		4,458
Bundesrepublik Deutschland
5.50%, 1/4/31	800		1,194
6.25%, 1/4/24	7,360		11,481
			17,133
Ireland (3.3%)
Depfa ACS Bank
0.75%, 9/22/08	JPY	500,000	4,243
Valentia Telecommunications Ltd.
7.25%, 8/15/13	EUR	180	239
			4,482
Italy (4.9%)
Republic of Italy
0.65%, 3/20/09	JPY	740,000	6,241
Telecom Italia Finance N.V.
7.75%, 1/24/33	EUR	270	416
			6,657
Japan (14.9%)
Development Bank of Japan
1.60%, 6/20/14	JPY	380,000	3,203
Government of Japan
0.60%, 3/20/10	JPY	635,000	$5,284
1.10%, 9/20/12	896,000		7,420
Japan Bank for International Co-operation
0.35%, 3/19/08	520,000		4,394
			20,301
Luxembourg (0.2%)
Tyco International Group S.A.
6.125%, 4/4/07	EUR	270	338
Multi-Country (7.0%)
Inter-American Development Bank
1.90%, 7/8/09	JPY	545,000	4,757
International Bank for Reconstruction & Development
2.00%, 2/18/08	545,000		4,739
			9,496
Netherlands (1.6%)
Deutsche Telekom International Finance BV
7.50%, 1/24/33	EUR	85	133
Fresenius Finance BV
5.00%, 1/31/13	(e)145		177
Government of Netherlands
5.00%, 7/15/11	1,200		1,552
VNU N.V.
6.625%, 5/30/07	250		312
			2,174
Spain (0.0%)
Government of Spain
5.15%, 7/30/09	@—		@—
Sweden (0.2%)
Telefonaktiebolaget LM Ericsson
6.75%, 11/28/10	170		223
United Kingdom (7.3%)
ABB International Finance Ltd.
6.50%, 11/30/11	210		281
Allied Domecq
6.625%, 4/18/11	GBP	190	346
Aviva plc
5.25%, 10/2/23	EUR	(h)320	409
BAT International Finance plc
5.125%, 7/9/13	220		276
British Telecommunications plc
7.125%, 2/15/11	170		234
Royal Bank of Scotland plc
4.50%, 1/28/16	(h)370		461
United Kingdom Treasury Bond
5.00%, 9/7/14	GBP	4,400	7,958
			9,965
United States (13.8%)
Corning, Inc.
6.25%, 2/18/10	EUR	145	190

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

	Face
	Amount		Value
	(000)		(000)
United States (cont’d)
Federal National Mortgage Association
1.75%, 3/26/08	JPY	920,000	$7,982
Ford Motor Credit Co.
5.75%, 1/12/09	EUR	680	783
General Electric Capital Corp.
0.75%, 2/5/09	JPY	475,000	4,001
General Motors Acceptance Corp.
5.375%, 6/6/11	EUR	190	212
6.00%, 7/3/08	260		306
General Motors Corp.
7.25%, 7/3/13	400		371
KFW International Finance
2.05%, 9/21/09	JPY	540,000	4,734
Owens Brockway Glass Container, Inc.
6.75%, 12/1/14	EUR	130	162
Zurich Finance USA, Inc.
5.75%, 10/2/23	(h)105		137
			18,878
Total Fixed Income Securities (Cost $131,320)			128,221
Short-Term Investments (2.5%)
Discount Notes (1.8%)
Federal Home Loan Bank
4.75%, 4/13/06	2,500		2,496
Repurchase Agreement (0.5%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $688	(f)688		688
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
4.58%, 7/13/06	(j)300		296
Total Short-Term Investments (Cost $3,480)			3,480
Total Investments (96.5%) (Cost $134,800)			131,701
Other Assets in Excess of Liabilities (3.5%)			4,774
Net Assets (100%)			$136,475

(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value/Face Amount is less than $500.
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Eurex 5 year Euro BOBL	27	$3,601	Jun-06	$(51)
Eurex 10 year Euro BUND	103	14,623	Jun-06	(330)
				$(381)

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CAD	600	$515	6/23/06	USD	516	$516	$1
DKK	13,100	2,134	5/30/06	USD	2,104	2,104	(30)
DKK	3,445	562	6/21/06	USD	565	565	3
DKK	15,500	2,528	6/21/06	USD	2,542	2,542	14
EUR	400	487	6/27/06	USD	484	484	(3)
GBP	290	504	6/23/06	USD	507	507	3
JPY	505,000	4,313	5/10/06	USD	4,307	4,307	(6)
JPY	269,000	2,297	5/10/06	USD	2,292	2,292	(5)
JPY	64,000	547	5/10/06	USD	556	556	9
JPY	245,000	2,092	5/10/06	USD	2,124	2,124	32
USD	667	667	4/24/06	AUD	930	666	(1)
USD	4,704	4,704	6/23/06	CAD	5,470	4,695	(9)
USD	1,500	1,500	5/9/06	CHF	1,930	1,486	(14)
USD	11,431	11,431	6/27/06	EUR	9,485	11,552	121
USD	2,370	2,370	6/23/06	GBP	1,355	2,356	(14)
USD	1,204	1,204	5/10/06	JPY	139,000	1,187	(17)
USD	1,506	1,506	6/19/06	SEK	11,635	1,503	(3)
		$39,361				$39,442	$81

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country, as a percentage of total investments.

*                 Countries which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)

Fixed Income Securities (104.2%)
Agency Adjustable Rate Mortgages (0.7%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.375%, 2/20/25-2/20/28	$2,686	$2,705
4.75%, 7/20/25	50	51
5.125%, 11/20/25-12/20/27	593	598
		3,354
Agency Fixed Rate Mortgages (20.7%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
8.25%, 10/1/06
10.00%, 9/1/17-11/1/20	61	66
10.25%, 7/1/09	13	14
11.00%, 1/1/16	24	26
13.00%, 9/1/10	1	1
Gold Pools:
6.00%, 2/1/32-4/1/32	97	98
6.50%, 7/1/25-3/1/32	461	472
7.00%, 2/1/26	35	36
7.50%, 5/1/16-6/1/32	4,845	5,070
8.00%, 11/1/29-10/1/31	985	1,049
8.50%, 12/1/30	171	184
10.00%, 10/1/19-1/1/21	80	87
10.50%, 3/1/16	58	61
April TBA
5.50%, 4/15/21	(i)15,100	15,001
Federal National Mortgage Association, Conventional Pools:
6.00%, 10/1/31-12/1/31	149	149
6.50%, 6/1/26-2/1/34	3,265	3,341
7.00%, 11/1/25-2/1/36	46,603	48,011
7.50%, 5/1/23-9/1/35	8,762	9,160
8.00%, 3/1/07-4/1/32	3,828	4,080
8.50%, 4/1/30-5/1/32	3,343	3,602
9.00%, 2/1/17	105	113
9.50%, 8/1/22	153	166
10.00%, 3/1/20-5/1/22	197	215
10.50%, 12/1/17-10/1/18	53	58
11.00%, 4/1/21	119	129
11.25%, 8/1/13	50	55
11.50%, 1/1/17-11/1/19	50	54
April TBA
7.00%, 4/25/36	(i)6,050	6,232
Government National Mortgage Association, Various Pools:
9.00%, 11/15/17	245	263
9.50%, 12/15/17-9/15/22	920	1,007
10.00%, 11/15/09-2/15/25	1,420	1,565
10.50%, 3/15/19	6	7
11.00%, 3/15/10-2/15/16	135	149
11.50%, 1/20/18	2	3
		100,524
Asset Backed Corporates (29.5%)
Aegis Asset Backed Securities Trust
4.93%, 10/25/35	$ (h)2,417	$2,419
American Express Credit Account Master Trust
4.86%, 12/15/09	(h)2,000	2,004
Asset Backed Funding Certificates
4.90%, 1/25/35	(h)538	538
5.00%, 6/25/25	(h)@—	@—
Banc of America Securities Auto Trust
3.99%, 8/18/09	3,200	3,153
Bear Stearns Asset Backed Securities, Inc.
4.94%, 8/25/35	(h)1,556	1,558
5.02%, 9/25/34	(h)1,510	1,512
5.04%, 3/25/35	(h)2,332	2,334
Capital Auto Receivables Asset Trust
4.05%, 7/15/09	3,225	3,182
4.83%, 1/15/08	(h)1,852	1,854
Carrington Mortgage Loan Trust
4.90%, 6/25/35	(h)945	946
4.94%, 10/25/35	(h)2,599	2,601
4.95%, 2/25/35	(h)557	557
Caterpillar Financial Asset Trust
3.90%, 2/25/09	2,750	2,712
CIT Equipment Collateral
3.50%, 9/20/08	1,110	1,092
CNH Equipment Trust
4.02%, 4/15/09	2,700	2,663
4.27%, 1/15/10	4,000	3,939
Countrywide Asset-Backed Certificates
4.73%, 5/25/36	(h)3,603	3,605
Daimler Chrysler Auto Trust
4.04%, 9/8/09	2,400	2,369
Equifirst Mortgage Loan Trust
4.88%, 4/25/35	(h)857	857
First Franklin Mortgage Loan Asset Backed Certificates
4.89%, 2/25/36	(h)3,217	3,220
4.92%, 7/25/35	(h)2,088	2,089
4.94%, 10/25/35	(h)2,332	2,334
Ford Credit Auto Owner Trust
4.17%, 1/15/09	2,100	2,081
5.05%, 3/15/10	1,750	1,745
GE Dealer Floorplan Master Note Trust
4.83%, 7/20/08	(h)2,350	2,351
4.86%, 7/20/09	(h)2,500	2,504
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)3,000	2,963
4.88%, 10/22/09	(e)3,075	3,055
GMAC Mortgage Corp. Loan Trust
4.93%, 3/25/35	(h)2,500	2,501
GSAMP Trust
4.91%, 4/25/35	(h)519	520
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	3,800	3,713

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
4.07%, 2/15/12	$2,300	$2,254
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)1,825	1,805
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	2,775	2,729
3.93%, 1/15/09	1,675	1,653
4.85%, 10/19/09	2,475	2,463
Hyundai Auto Receivables Trust
3.98%, 11/16/09	2,200	2,157
JP Morgan Chase Commercial Mortgage Securities Corp.
4.92%, 4/16/19	(e)(h)861	862
Long Beach Mortgage Loan Trust
4.90%, 4/25/35	(h)598	599
4.91%, 1/25/36	(h)2,173	2,174
4.96%, 2/25/35	(h)142	143
Mastr Asset Backed Securities Trust
4.908%, 3/25/35	(h)676	676
MBNA Credit Card Master Note Trust
4.89%, 2/16/10	(h)3,200	3,208
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	940	960
7.80%, 10/15/12	2,715	2,987
Merrill Auto Trust Securitization
4.10%, 8/25/09	3,475	3,425
Merrill Lynch Mortgage Investors, Inc.
4.92%, 9/25/35	(h)106	106
5.02%, 8/25/35	(h)@—	@—
National City Auto Receivables Trust
2.88%, 5/15/11	2,643	2,543
New Century Home Equity Loan Trust
5.35%, 11/25/34	(h)2,475	2,483
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	3,600	3,550
Novastar Home Equity Loan
4.94%, 6/25/35	(h)1,722	1,723
Option One Mortgage Loan Trust
5.118%, 11/25/34	(h)1,931	1,934
Ownit Mortgage Loan Asset Backed Certificates
4.928%, 3/25/36	(h)719	720
Park Place Securities, Inc.
4.90%, 6/25/35	(h)906	907
Peco Energy Transition Trust
6.05%, 3/1/09	705	709
RAAC Series
4.91%, 9/25/45	(h)2,221	2,223
Residential Asset Mortgage Products, Inc.
4.93%, 1/25/35	(h)608	608
Residential Asset Securities Corp.
4.98%, 10/25/22	(h)133	133
Saxon Asset Securities Trust
4.91%, 10/25/35	(h)1,419	1,420
Securitized Asset Backed Receivables LLC Trust
4.68%, 12/25/35	$ (h)2,134	$2,136
Specialty Underwriting & Residential Finance
4.93%, 6/25/36	(h)1,788	1,789
4.94%, 12/25/35	(h)844	845
Structured Asset Securities Corp.
5.02%, 6/25/35	(h)3,150	3,153
TERRA
4.94%, 6/15/17	1,625	1,625
Terwin Mortgage Trust
4.94%, 7/25/35	(e)(h)1,226	1,227
5.208%, 11/25/35	(h)473	474
5.29%, 12/25/34	(h)1,000	1,001
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	700	681
USAA Auto Owner Trust
3.58%, 2/15/11	4,050	3,962
3.90%, 7/15/09	2,625	2,592
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	3,225	3,208
Wachovia Auto Owner Trust
2.91%, 4/20/09	1,271	1,255
4.06%, 9/21/09	1,700	1,677
World Omni Auto Receivables Trust
3.29%, 11/12/08	1,309	1,297
		143,047
Collateralized Mortgage Obligations — Agency Collateral Series (2.7%)
Countrywide Alternative Loan Trust
4.95%, 5/25/45	2,275	2,275
IO
1.043%, 3/20/46	15,600	802
1.724%, 2/25/37	15,000	841
1.86%, 12/20/35	(e)(h)22,700	716
2.02%, 12/20/35	(e)(h)20,186	1,006
Federal Home Loan Mortgage Corporation
Inv Fl IO
1.25%, 3/15/24	3,179	67
3.25%, 3/15/32	672	48
IO
6.00%, 5/1/31	1,342	280
6.50%, 4/1/28-5/15/33	2,384	515
8.00%, 1/1/28-6/1/31	267	57
IO PAC
6.00%, 5/15/30-4/15/32	2,780	287
PAC
10.00%, 6/15/20	19	19
Federal National Mortgage Association
Inv Fl IO
3.28%, 12/25/29	181	3
3.38%, 10/25/28	596	23
4.00%, 5/18/27	985	76
4.02%, 10/25/30	291	16
IO
6.00%, 8/25/32-11/25/32	1,994	293

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
6.50%, 2/25/33-6/25/33	$6,362	$1,340
7.00%, 4/25/33	999	223
7.50%, 11/1/29	1,352	336
8.00%, 4/1/24-12/1/31	1,133	248
9.00%, 11/1/26	120	33
Government National Mortgage Association
Inv Fl IO
3.85%, 8/16/29	735	47
Greenpoint Mortgage Funding Trust
PO
8/25/45	14,715	485
IO
1.991%, 10/25/45	15,214	492
GS Mortgage Securities Corp.
1.737%, 8/25/35	10,100	450
Harborview Mortgage Loan Trust
PO
3/19/37	@—	@—
IO
1.35%, 6/19/35	(h)16,413	431
1.60%, 3/19/37	(h)14,281	741
1.66%, 5/19/35	(h)25,701	675
Indymac Index Mortgage Loan Trust
IO
1.06%, 7/25/35	(h)13,626	494
		13,319
Finance (7.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)1,910	1,984
American General Finance Corp.
4.625%, 9/1/10	915	882
AXA Financial, Inc.
6.50%, 4/1/08	760	777
Bank of New York (The)
3.80%, 2/1/08	250	244
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	285	285
Bank One Corp.
6.00%, 2/17/09	1,350	1,373
CIT Group, Inc.
2.875%, 9/29/06	590	584
4.75%, 8/15/08	490	484
7.375%, 4/2/07	195	199
Citicorp
6.375%, 11/15/08	705	725
Citigroup, Inc.
5.75%, 5/10/06	156	156
Countrywide Home Loans, Inc.
3.25%, 5/21/08	1,150	1,101
EOP Operating LP
7.50%, 4/19/29	710	769
Farmers Exchange Capital
7.05%, 7/15/28	(e)675	687
Farmers Insurance Exchange
8.625%, 5/1/24	$ (e)725	$849
General Electric Capital Corp.
4.25%, 12/1/10	(c)445	425
6.75%, 3/15/32	(c)1,340	1,497
Hartford Financial Services Group, Inc.
2.375%, 6/1/06	170	169
HSBC Finance Corp.
4.125%, 12/15/08	450	437
5.875%, 2/1/09	345	350
6.375%, 10/15/11	538	559
6.40%, 6/17/08	465	475
6.75%, 5/15/11	365	385
Huntington National Bank
4.375%, 1/15/10	520	501
International Lease Finance Corp.
3.75%, 8/1/07	(c)500	489
JPMorgan Chase & Co.
6.00%, 2/15/09	640	650
M&I Marshall & Ilsley Bank
3.80%, 2/8/08	1,365	1,331
Mantis Reef Ltd.
4.692%, 11/14/08	(e)1,100	1,071
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	1,320	1,267
MBNA Corp.
5.14%, 5/5/08	(h)995	1,003
Nationwide Building Society
4.25%, 2/1/10	(e)1,065	1,022
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	550	553
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	585	583
Residential Capital Corp.
6.375%, 6/30/10	1,460	1,472
SLM Corp.
4.00%, 1/15/10	705	665
5.00%, 10/1/13	865	830
Sovereign Bank
4.00%, 2/1/08	105	103
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	855	848
Two-Rock Pass Through Trust
5.68%, 12/31/49	(e)(h)645	642
USB Capital IX
6.19%, 12/31/49	(h)1,255	1,245
Wachovia Capital Trust Ill
5.80%, 8/29/49	(h)3,140	3,088
Washington Mutual Bank FA
5.50%, 1/15/13	170	168
Washington Mutual, Inc.
8.25%, 4/1/10	920	1,002
World Financial Properties
6.91%, 9/1/13	(e)2,041	2,140

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Xlliac Global Funding
4.80%, 8/10/10	$ (e)1,110	$1,077
		37,146
Industrials (6.2%)
AT&T Corp.
6.15%, 9/15/34	(c)545	519
America West Airlines, Inc.
7.10%, 4/2/21	1,154	1,191
Brookfield Asset Management, Inc.
7.125%, 6/15/12	(c)715	761
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21	371	350
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09	540	552
Caterpillar Financial Services Corp.
3.625%, 11/15/07	190	185
4.84%, 8/20/07	(h)895	896
Clorox Co.
5.025%, 12/14/07	(h)920	922
Comcast Cable Communications, Inc.
6.75%, 1/30/11	440	458
ConAgra Foods, Inc.
7.00%, 10/1/28	280	290
8.25%, 9/15/30	365	429
Consumers Energy Co.
4.80%, 2/17/09	500	490
Cooper Industries, Inc.
5.25%, 7/1/07	1,430	767
5.25%, 11/15/12	(e)1,430	648
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	(c)430	504
Deutsche Telekom International Finance BV
8.25%, 6/15/30	830	996
FBG Finance Ltd.
5.125%, 6/15/15	(e)795	746
Federated Department Stores, Inc.
6.30%, 4/1/09	370	378
FedEx Corp.
2.65%, 4/1/07	550	535
France Telecom S.A.
8.50%, 3/1/31	790	990
Fred Meyer, Inc.
7.45%, 3/1/08	580	600
Harrahs Operating Co., Inc.
5.625%, 6/1/15	950	912
Heinz (H.J.) Co.
6.428%, 12/1/08	(e)405	412
Hyatt Equities LLC
6.875%, 6/15/07	(e)680	690
ICI Wilmington, Inc.
4.375%, 12/1/08	400	386
LG Electronics, Inc.
5.00%, 6/17/10	(e)520	502
Limited Brands
6.95%, 3/1/33	$455	$445
Miller Brewing Co.
4.25%, 8/15/08	(e)800	781
Mohawk Industries, Inc.
6.125%, 1/15/16	455	451
7.20%, 4/15/12	450	471
News America Holdings, Inc.
7.75%, 2/1/24	565	612
Norfolk Southern Corp.
7.35%, 5/15/07	505	517
Northrop Grumman Corp.
4.079%, 11/16/06	580	576
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	170	166
Sappi Papier Holding AG
6.75%, 6/15/12	(e)465	443
Sealed Air Corp.
5.625%, 7/15/13	(c)(e)1,010	983
Southwest Airlines Co.
5.496%, 11/1/06	520	521
Sprint Capital Corp.
8.75%, 3/15/32	220	276
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)1,238	1,291
TCI Communications, Inc.
7.875%, 2/15/26	520	572
Telecom Italia Capital S.A.
4.00%, 1/15/10	1,100	1,035
Textron Financial Corp.
4.125%, 3/3/08	510	499
5.125%, 2/3/11	750	738
Union Pacific Corp.
6.625%, 2/1/08	370	378
6.65%, 1/15/11	290	303
6.79%, 11/9/07	225	230
Verizon New England, Inc.
6.50%, 9/15/11	610	620
Vodafone Group plc
5.05%, 12/28/07	(h)745	746
WellPoint Health Networks, Inc.
6.375%, 6/15/06	735	737
WellPoint, Inc.
6.80%, 8/1/12	100	106
WPP Finance UK Corp.
5.875%, 6/15/14	490	485
		30,091
Mortgages — Other (10.0%)
Banc of America Funding Corp.
5.13%, 9/20/35	(h)2,089	2,102
California Federal Savings & Loan Association
8.80%, 1/25/14	(k)2	2

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Countrywide Alternative Loan Trust
5.04%, 11/20/35-3/20/46	$2,395	$2,400
5.09%, 3/20/46-5/25/06	4,594	4,595
Downey Savings & Loan Association Mortgage Loan Trust
4.69%, 3/19/45	(h)3,625	3,625
Greenpoint Mortgage Funding Trust
5.11%, 8/25/35	(h)3,500	3,500
Harborview Mortgage Loan Trust
5.07%, 7/19/45	(h)1,457	1,467
5.16%, 11/19/35	(h)2,240	2,255
Luminent Mortgage Trust
5.06%, 4/25/36	(h)2,432	2,436
Merrill Lynch Mortgage Investors, Inc.
4.938%, 8/25/35	(h)2,438	2,440
Residential Accredit Loans, Inc.
5.08%, 2/25/46	(h)1,547	1,547
5.09%, 2/25/46	(h)1,249	1,253
Ryland Acceptance Corp. IV
6.65%, 7/1/11	75	75
Structured Asset Mortgage Investments, Inc.
4.76%, 4/25/46	4,250	4,250
5.03%, 4/25/45	2,450	2,450
Thornburg Mortgage Securities Trust
4.968%, 6/25/44	(h)91	91
Wamu Alternative Mortgage Pass-Through Certificates
4.69%, 4/25/46	(h)2,800	2,800
Washington Mutual, Inc.
4.885%, 7/25/44	(h)440	441
5.068%, 11/25/45	(h)2,030	2,036
5.07%, 12/25/45	(h)4,194	4,195
5.08%, 10/25/45	(h)2,784	2,790
5.11%, 8/25/45	(h)1,803	1,808
		48,558
Sovereign (0.2%)
United Mexican States
8.00%, 9/24/22	(c)100	117
8.30%, 8/15/31	505	612
		729
U.S. Treasury Securities (24.4%)
U.S. Treasury Strips
IO
5.00%, 5/15/16	(c)8,000	4,854
5.02%, 2/15/17	(c)5,000	2,917
5.08%, 8/15/18-2/15/19	(c)21,950	11,540
5.11%, 5/15/19-8/15/20	(c)42,000	21,036
5.12%, 11/15/19-2/15/20	(c)43,375	21,555
5.13%, 2/15/25	(c)1,850	711
5.14%, 5/15/20	(c)16,700	8,158
5.15%, 2/15/21-11/15/21	(c)92,415	42,871
PO
5.08%, 2/15/27	(c)8,500	2,984
5.11%, 2/15/25	$ (c)5,000	$1,930
		118,556
Utilities (2.1%)
Ameren Corp.
4.263%, 5/15/07	685	676
Arizona Public Service Co.
5.80%, 6/30/14	745	735
6.75%, 11/15/06	265	267
Carolina Power & Light Co.
5.125%, 9/15/13	760	738
CC Funding Trust I
6.90%, 2/16/07	740	748
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	440	439
Consolidated Natural Gas Co.
5.00%, 12/1/14	365	343
6.25%, 11/1/11	720	737
Detroit Edison Co.
6.125%, 10/1/10	380	389
Entergy Gulf States, Inc.
3.60%, 6/1/08	345	330
5.22%, 12/1/09	(h)455	450
FPL Group Capital, Inc.
3.25%, 4/11/06	(c)785	785
NiSource Finance Corp.
5.34%, 11/23/09	(h)535	537
Pacific Gas & Electric Co.
6.05%, 3/1/34	720	707
Public Service Electric & Gas Co.
5.00%, 1/1/13	580	563
Sempra Energy
4.621%, 5/17/07	530	525
Texas Eastern Transmission LP
7.00%, 7/15/32	425	473
Wisconsin Electric Power Co.
3.50%, 12/1/07	540	524
		9,966
Total Fixed Income Securities (514,171)		505,290

Shares
Preferred Stock (0.3%)
Mortgages — Other (0.3%)
Home Ownership Funding Corp.
13.33% (Cost $1,748)	(e)7,150	1,698

	Face
	Amount
	(000)
Short-Term Investments (15.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (13.1%)
Alliance and Leister plc, 4.68%, 4/30/07	$ (h)1,425	1,425
ASAP Funding Ltd.,
4.76%, 5/09/06	452	452
4.79%, 5/09/06	566	566

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt Securities held as Collateral on Loaned Securities (cont’d)
Banco Bilbao Vizcaya Argentaria, N.Y.,
4.52%, 4/11/06	$869	$869
4.65%, 4/12/06	717	717
Bank of America Corp.,
4.81%, 11/07/06	(h)314	314
4.82%, 8/10/06	(h)713	713
Bank of New York Co., Inc., 4.67%, 4/30/07	(h)713	713
Barclays New York Co., Inc., 4.83%, 5/30/06	1,425	1,425
Bear Stearns & Co., Inc.,
4.76%, 6/15/06	(h)1,425	1,425
4.93%, 3/08/07	(h)571	571
4.94%, 9/13/06	(h)1,140	1,140
CC USA, Inc., 4.83%, 4/18/06	(h)713	713
Ciesco LLC,
4.73%, 5/2/06	283	283
4.75%, 5/3/06	1,416	1,416
Concord Minutemen LLC, Series B,
4.68%, 4/5/06	2,138	2,138
Dekabank Deutsche Girozentrale, 4.60%, 5/19/06	(h)1,454	1,454
Deutsche Bank Securities, Inc., 4.90%, 4/3/06	11,616	11,616
Five Finance, Inc., 4.82%, 11/17/06	(h)1,429	1,429
Goldman Sachs Group, Inc., 4.77%, 4/30/07	(h)713	713
HSBC Finance Corp.,
4.65%, 4/30/07	(h)713	713
4.80%, 4/5/06	2,134	2,134
ING America Insurance Holdings,
4.51%, 4/6/06	564	564
IXIS Corporate & Investment Bank,
4.90%, 4/3/06	2,850	2,850
K2 (USA) LLC, 4.83%, 4/25/06	(h)713	713
Liberty Lighthouse US Capital Co. LLC,
4.83%, 2/1/07	(h)712	712
Links Finance LLC,
4.83%, 4/18/06	(h)713	713
4.92%, 10/6/06	(h)570	570
Mane Funding Corp., 4.80%, 5/10/06	1,436	1,436
Manufacturers & Traders, 4.81%, 12/29/06	(h)428	428
Nationwide Building Society, 5.02%, 4/2/07	(h)1,653	1,653
Nordea Bank, N.Y., 4.82%, 1/3/07	(h)712	712
Park Granada LLC, 4.71%, 4/26/06	566	566
Park Sienna LLC, 4.79%, 5/5/06	708	708
Rhein-Main Securitisation, Ltd.,
4.82%, 4/18/06	1,421	1,421
Royal Bank of Scotland, London, 4.85%, 4/3/06	2,850	2,850
Scaldis Capital LLC,
4.60%, 4/25/06	704	704
4.73%, 4/18/06	1,419	1,419
Skandi N.Y., 4.68%, 4/30/07	(h)1,425	1,425
SLM Corp., 4.78%, 4/30/07	(h)1,425	1,425
Standard Charter Bank, N.Y., 4.80%, 4/28/06	(h)2,850	2,850
Ticonderoga Funding LLC, 4.80%, 4/24/06	1,468	1,468
Unicredito Italiano Bank (Ireland) plc
4.70%, 4/30/07	(h)998	998
Wachovia Bank N.A., 4.80%, 10/2/06	(h)1,710	1,710
Washington Mutual Bank, F.A., 4.79%, 5/10/06	1,568	1,568
Wells Fargo Bank N.A., 4.80%, 12/1/06	$ (h)998	$998
		63,400
Discount Notes (1.0%)
Federal Home Loan Bank 4.75%, 4/13/06	5,000	4,992
Repurchase Agreement (0.7%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $3,321	(f)3,320	3,320
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
4.58%, 7/13/06	(j)1,215	1,200
Total Short-term Investments (Cost $72,913)		72,912
Total Investments (119.5%) (Cost $588,832) — Including $63,629 of Securities Loaned		579,900
Liabilities in Excess of Other Assets (-19.5%)		(94,817)
Net Assets (100%)		$485,083

(c)	All or a portion of security on loan at March 31, 2006.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31,2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid — At March 31, 2006.
@	Value/Face Amount is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2006.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 5 yr. Note	729	$76,135	Jun-06	$(478)
U.S. Treasury 10 yr. Note	198	21,065	Jun-06	(246)
U.S. Treasury Long Bond	807	88,089	Jun-06	(2,617)
Short:
U.S. Treasury 2 yr. Note	232	47,295	Jun-06	121
				$(3,220)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*       Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (101.5%)
Agency Adjustable Rate Mortgages (0.1%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.38%, 1/20/25-1/20/28	$740	$745
4.75%, 7/20/27-9/20/27	185	186
5.13%, 12/20/25-12/20/27	178	180
		1,111
Agency Fixed Rate Mortgages (8.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
3.54%, 7/1/34	1,884	1,841
4.35%, 10/1/33	7,428	7,272
4.37%, 7/1/35	9,194	9,063
10.00%, 4/1/10-10/1/20	152	166
11.00%, 5/1/20	9	9
11.50%, 1/1/18	28	30
Gold Pools:
6.50%, 9/1/19-11/1/29	335	344
7.00%, 3/1/32	6	6
7.50%, 11/1/19-11/1/32	3,616	3,782
8.50%, 8/1/28	77	83
10.00%, 10/1/21	14	15
10.50%, 1/1/19-10/1/20	62	65
11.50%, 8/1/10	13	14
12.00%, 6/1/15-9/1/15	50	54
Federal National Mortgage Association,
Conventional Pools:
3.57%, 7/1/34	1,964	1,947
3.77%, 6/1/34	1,185	1,183
4.19%, 5/1/35	5,782	5,738
4.22%, 2/1/35	1,495	1,475
4.49%, 4/1/35	3,747	3,706
4.52%, 5/1/35	10,047	9,885
4.79%, 9/1/35	6,324	6,235
6.50%, 3/1/18-4/1/33	5,038	5,158
7.00%, 5/1/26-2/1/36	29,591	30,490
7.50%, 9/1/29-7/1/32	5,765	6,026
8.00%, 12/1/29-8/1/31	335	357
9.50%, 11/1/20	35	39
10.00%, 12/1/15-9/1/16	120	130
10.50%, 12/1/16	22	24
11.00%, 7/1/20	17	19
11.50%, 11/1/19	39	43
12.00%, 8/1/20	3	4
12.50%, 2/1/15	25	28
April TBA
7.00%, 4/1/36	(i)1,075	1,107
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16-1/15/17	146	157
9.50%, 12/15/17-12/15/21	279	305
10.00%, 11/15/09-7/15/22	603	667
10.50%, 8/15/21	35	39
11.00%, 1/15/10-1/15/21	311	342
11.50%, 2/15/13-11/15/19	$196	$215
		98,063
Asset Backed Corporates (36.8%)
AmeriCredit Automobile Receivables Trust
2.07%, 8/6/08	2,131	2,118
Amortizing Residential Collateral Trust
7.32%, 1/25/33	(h)1,048	1,051
Asset Backed Funding Certificates
4.25%, 6/25/35	(g)4,701	4,679
Banc of America Securities Auto Trust
3.99%, 8/18/09	6,500	6,405
Bank One Issuance Trust
3.86%, 6/15/11	5,200	5,042
Bear Stearns Asset Backed Securities, Inc.
5.12%, 4/25/33	(h)5,925	5,936
BMW Vehicle Owner Trust
2.67%, 3/25/08	3,216	3,188
4.04%, 2/25/09	9,900	9,796
Capital Auto Receivables Asset Trust
4.05%, 7/15/09	6,275	6,192
Capital One Multi-Asset Execution Trust
4.05%, 2/15/11	4,750	4,651
Capital One Prime Auto Receivables Trust
4.99%, 9/15/10	11,400	11,365
Caterpillar Financial Asset Trust
3.90%, 2/25/09	5,375	5,300
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10	8,500	8,233
2.94%, 6/15/10	1,700	1,661
CIT Equipment Collateral
3.50%, 9/20/08	3,883	3,822
CNH Equipment Trust
4.02%, 4/15/09	4,875	4,809
4.27%, 1/15/10	7,750	7,632
Countrywide Asset-Backed Certificates
4.37%, 11/25/35	(h)8,000	7,878
Daimler Chrysler Auto Trust
2.58%, 4/8/09	6,000	5,837
2.86%, 3/9/09	3,725	3,656
3.09%, 1/8/08	2,672	2,653
3.49%, 12/8/08	8,650	8,547
4.04%, 9/8/09	4,800	4,738
Fifth Third Auto Trust
3.19%, 2/20/08	1,948	1,934
First Franklin Mortgage Loan Asset Backed Certificates
4.89%, 2/25/36	(h)8,251	8,258
Ford Credit Auto Owner Trust
3.48%, 11/15/08	8,450	8,352
4.17%, 1/15/09	4,350	4,311
5.05%, 3/15/10	4,700	4,686
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)6,000	5,926
4.88%, 10/22/09	(e)7,975	7,922

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10	$2,001	$1,956
2.76%, 5/15/11	3,637	3,581
3.09%, 6/15/10	1,563	1,544
3.56%, 2/15/12	4,800	4,705
3.76%, 12/17/12	9,475	9,257
4.07%, 2/15/12	5,600	5,488
4.41%, 6/15/12	5,420	5,338
4.50%, 1/15/10	1,725	1,723
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)4,350	4,302
Honda Auto Receivables Owner Trust
2.40%, 2/21/08	5,281	5,230
2.48%, 7/18/08	2,648	2,633
2.70%, 3/17/08	1,033	1,022
2.77%, 11/21/08	5,140	5,045
3.53%, 10/21/08	6,050	5,972
3.93%, 1/15/09	3,500	3,454
4.61%, 8/17/09	9,775	9,698
4.85%, 10/19/09	6,950	6,916
Hyundai Auto Receivables Trust
2.33%, 11/15/07	445	443
2.97%, 5/15/09	5,200	5,121
3.98%, 11/16/09	4,000	3,922
John Deere Owner Trust
2.32%, 12/17/07	1,238	1,225
Long Beach Mortgage Loan Trust
4.91%, 1/25/36	(h)6,518	6,522
Massachusetts RRB Special Purpose Trust
3.78%, 9/15/10	5,450	5,342
MBNA Credit Card Master Note Trust
2.70%, 9/15/09	7,150	6,974
Merrill Auto Trust Securitization
4.10%, 8/25/09	8,000	7,885
Merrill Lynch Mortgage Investors, Inc.
4.92%, 9/25/35	(h)201	201
National City Auto Receivables Trust
2.88%, 5/15/11	6,770	6,514
New Century Home Equity Loan Trust
4.46%, 8/25/35	(g)5,219	5,146
5.35%, 11/25/34	(h)6,250	6,270
Nissan Auto Receivables Owner Trust
2.76%, 7/15/09	5,900	5,715
3.54%, 10/15/08	4,475	4,414
3.99%, 7/15/09	10,600	10,454
Onyx Acceptance Grantor Trust
3.69%, 5/15/09	3,300	3,259
PG&E Energy Recovery Funding LLC
3.87%, 6/25/11	9,050	8,846
Residential Asset Mortgage Products, Inc.
4.93%, 1/25/35	(h)1,133	1,134
Saxon Asset Securities Trust
4.93%, 5/25/35	(h)344	344
Securitized Asset Backed Receivables LLC Trust
4.68%, 12/25/35	$ (h)5,692	$5,695
4.89%, 11/25/35	(h)6,300	6,304
Structured Asset Investment Loan Trust
6.82%, 6/25/33	(h)1,775	1,787
TERRA
4.94%, 6/15/17	4,050	4,050
TXU Electric Delivery Transition Bond Co. LLC
3.52%, 11/15/11	5,470	5,313
USAA Auto Owner Trust
2.67%, 10/15/10	9,700	9,442
3.03%, 6/16/08	1,796	1,782
3.16%, 2/17/09	6,963	6,883
3.58%, 2/15/11	3,000	2,935
3.90%, 7/15/09	6,375	6,295
4.00%, 12/15/09	11,600	11,427
Volkswagen Auto Lease Trust
3.82%, 5/20/08	3,700	3,665
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09	7,825	7,784
Wachovia Auto Owner Trust
2.91%, 4/20/09	4,575	4,517
3.19%, 6/20/08	5,345	5,302
4.06%, 9/21/09	3,900	3,848
4.79%, 4/20/10	5,875	5,838
Wells Fargo Home Equity Trust
4.99%, 2/25/18	(h)1,081	1,082
Whole Auto Loan Trust
2.58%, 3/15/10	6,900	6,803
World Omni Auto Receivables Trust
3.29%, 11/12/08	4,324	4,286
3.54%, 6/12/09	3,400	3,350
		442,561
Collateralized Mortgage Obligations — Agency Collateral Series (5.7%)
Banc of America Mortgage Securities
4.98%, 6/25/35	(h)6,436	6,428
Countrywide Alternative Loan Trust
Zero Coupon, 3/20/46	37,400	1,922
0.48%, 2/25/37	25,400	1,425
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06	24,520	24,323
3.625%, 2/15/07	3,000	2,963
7.50%, 9/15/29	5,183	5,421
Federal Home Loan Mortgage Corporation
PAC
3.50%, 5/15/22	3,150	3,078
8.00%, 7/15/06	12	12
Federal National Mortgage Association
PAC
5.50%, 1/25/24	5,379	5,378
6.50%, 6/25/35	3,305	3,403

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
Greenpoint Mortgage Funding Trust
Zero Coupon, 8/25/45-10/25/45	$67,435	$2,200
GS Mortgage Securities Corp.
1.737%, 8/25/35	27,900	1,243
Harborview Mortgage Loan Trust
IO
1.35%, 6/19/35	(h)38,761	1,018
1.60%, 3/19/37	(h)34,355	1,782
1.66%, 5/19/35	(h)50,512	1,326
1.94%, 1/19/36	(h)61,910	2,186
2.26%, 1/19/36	(h)23,435	834
Harborview Mortgage Loan Trust
PO, 3/19/37	@—	@—
Indymac Index Mortgage Loan Trust
1.06%, 7/25/35	(h)32,272	1,170
Washington Mutual, Inc.
IO
0.69%, 6/25/44-7/25/44	65,333	1,225
1.01%, 10/25/44	63,722	1,115
		68,452
Federal Agency (1.4%)
Federal Home Loan Bank
0.00%, 4/12/06	5,000	4,992
3.25%, 12/17/07	1,900	1,844
Federal National Mortgage Association
0.00%, 5/15/06	10,000	9,942
		16,778
Finance (14.6%)
ABN Amro Bank N.V.
4.80%, 5/11/07	(h)2,870	2,873
Allstate Financial Global Funding II
2.64%, 10/22/06	(e)1,850	1,822
Allstate Life Global Funding Trusts
4.50%, 5/29/09	690	675
American General Finance Corp.
4.63%, 5/15/09-9/1/10	1,485	1,446
5.88%, 7/14/06	2,325	2,331
AXA Financial, Inc.
6.50%, 4/1/08	870	889
Bank of America Corp.
3.38%, 2/17/09	3,095	2,943
3.88%, 1/15/08	1,100	1,075
4.75%, 10/15/06	2,445	2,439
5.25%, 2/1/07	525	525
Bank of New York Co., Inc. (The)
5.20%, 7/1/07	720	719
Bank One Corp.
6.00%, 2/17/09	664	675
Bank One N.A. Illinois
4.81%, 5/5/06	(h)1,380	1,380
5.50%, 3/26/07	2,210	2,213
BB&T Corp.
4.90%, 6/4/07	$ (h)6,380	$6,388
CIT Group, Inc.
2.88%, 9/29/06	625	618
3.65%, 11/23/07	870	848
4.75%, 8/15/08	2,270	2,242
7.375%, 4/2/07	1,340	1,366
Citicorp
6.38%, 11/15/08	1,055	1,085
Citigroup Global Markets Holdings, Inc.
5.00%, 12/12/06	(h)1,775	1,777
Citigroup, Inc.
5.50%, 8/9/06	1,455	1,458
Countrywide Home Loans, Inc.
3.25%, 5/21/08	2,760	2,642
EOP Operating LP
6.76%, 6/15/07	2,465	2,503
General Electric Capital Corp.
4.25%, 12/1/10	1,195	1,142
5.00%, 6/15/07	800	798
5.38%, 3/15/07	4,825	4,832
Genworth Financial, Inc.
5.06%, 6/15/07	(h)5,615	5,627
Goldman Sachs Group, Inc.
4.13%, 1/15/08	3,435	3,369
Hartford Financial Services Group, Inc.
2.38%, 6/1/06	2,410	2,400
HSBC Finance Corp.
4.13%, 12/15/08	760	737
5.88%, 2/1/09	1,580	1,603
6.38%, 10/15/11	285	296
6.40%, 6/17/08	2,210	2,260
6.75%, 5/15/11	630	664
Huntington National Bank
2.75%, 10/16/06	2,430	2,399
ING Security Life Institutional Funding Corp.
2.70%, 2/15/07	(e)1,925	1,877
International Lease Finance Corp.
3.75%, 8/1/07	700	685
4.63%, 6/2/08	4,015	3,954
John Deere Capital Corp.
4.50%, 8/22/07	2,445	2,420
John Hancock Financial Services, Inc.
5.63%, 12/1/08	3,365	3,396
John Hancock Global Funding II
5.63%, 6/27/06	(e)1,685	1,687
7.90%, 7/2/10	(e)625	688
JPMorgan Chase & Co.
5.25%, 5/30/07	980	979
6.00%, 2/15/09	465	472
7.00%, 11/15/09	315	331
Key Bank N.A.
7.13%, 8/15/06	2,405	2,420

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07	$6,082	$6,276
Mantis Reef Ltd.
4.69%, 11/14/08	(e)2,350	2,287
Marsh & McLennan Cos., Inc.
5.38%, 3/15/07	3,545	3,536
MBNA Corp.
5.14%, 5/5/08	(h)1,605	1,618
5.63%, 11/30/07	1,250	1,256
Metropolitan Life Global Funding I
3.38%, 10/5/07	(e)5,995	5,818
Monumental Global Funding II
3.85%, 3/3/08	(e)2,596	2,526
4.38%, 7/30/09	(e)2,335	2,266
Nationwide Building Society
2.63%, 1/30/07	(e)3,755	3,678
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	1,650	1,644
Pricoa Global Funding I
3.90%, 12/15/08	(e)2,930	2,823
Prudential Funding LLC
6.60%, 5/15/08	(e)845	866
Prudential Insurance Co. of America
6.38%, 7/23/06	(e)2,750	2,760
Residential Capital Corp.
6.13%, 11/21/08	2,370	2,375
Simon Property Group LP
6.38%, 11/15/07	2,115	2,146
SLM Corp.
4.00%, 1/15/10	3,825	3,611
Sovereign Bank
4.00%, 2/1/08	235	230
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	1,930	1,913
Suntrust Bank
7.25%, 9/15/06	3,435	3,464
TIAA Global Markets, Inc.
3.88%, 1/22/08	(e)8,695	8,481
5.00%, 3/1/07	(e)790	787
U.S. Bancorp
5.10%, 7/15/07	1,495	1,489
U.S. Bank N.A.
2.85%, 11/15/06	1,130	1,114
3.70%, 8/1/07	350	343
Wachovia Capital Trust Ill
5.80%, 8/29/49	(h)4,100	4,032
Wachovia Corp.
3.63%, 2/17/09	1,030	985
4.95%, 11/1/06	2,800	2,795
Washington Mutual, Inc.
5.00%, 5/25/45	7,225	7,213
7.50%, 8/15/06	650	656
8.25%, 4/1/10	1,938	2,111
World Financial Properties
6.91%, 9/1/13	$ (e)2,856	$2,995
6.95%, 9/1/13	(e)879	923
Xlliac Global Funding
4.80%, 8/10/10	(e)2,485	2,411
		175,396
Industrials (9.0%)
American Honda Finance Corp.
3.85%, 11/6/08	(e)2,650	2,558
Baxter International, Inc.
5.20%, 2/16/08	3,405	3,393
Brookfield Asset Management, Inc.
8.13%, 12/15/08	1,435	1,526
Burlington Northern Santa Fe Corp.
6.13%, 3/15/09	2,160	2,208
Caterpillar Financial Services Corp.
3.63%, 11/15/07	2,510	2,448
Cendant Corp.
6.25%, 1/15/08	2,905	2,940
Clorox Co.
5.03%, 12/14/07	(h)2,820	2,827
Comcast Cable Communications, Inc.
6.88%, 6/15/09	1,110	1,149
8.38%, 5/1/07	1,410	1,454
Comcast Corp.
5.85%, 1/15/10	900	904
Conoco Funding Co.
5.45%, 10/15/06	2,815	2,817
Consumers Energy Co.
4.80%, 2/17/09	1,120	1,098
Cooper Industries, Inc.
5.25%, 7/1/07	3,000	2,988
COX Communications, Inc.
5.45%, 12/14/07	(h)1,134	1,142
7.75%, 8/15/06	625	630
CVS Corp.
3.88%, 11/1/07	50	49
DaimlerChrysler N.A. Holding Corp.
4.05%, 6/4/08	890	863
5.33%, 3/13/09	(h)2,425	2,427
6.40%, 5/15/06	2,455	2,458
8.00%, 6/15/10	85	92
Deutsche Telekom International Finance BV
8.00%, 6/15/10	2,055	2,240
Federated Department Stores, Inc.
6.30%, 4/1/09	790	808
6.63%, 9/1/08	1,790	1,840
FedEx Corp.
2.65%, 4/1/07	605	588
General Mills, Inc.
3.88%, 11/30/07	3,070	2,997
GTE Corp.
6.36%, 4/15/06	2,767	2,768

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Harrahs Operating Co., Inc.
7.13%, 6/1/07	$2,960	$3,011
Heinz (H.J.) Co.
6.43%, 12/1/08	(e)1,930	1,965
Hyatt Equities LLC
6.88%, 6/15/07	(e)1,745	1,770
ICI Wilmington, Inc.
4.38%, 12/1/08	855	825
International Paper Co.
3.80%, 4/1/08	1,190	1,151
John Deere Capital Corp.
3.38%, 10/1/07	2,125	2,067
Johnson Controls, Inc.
5.00%, 11/15/06	1,165	1,161
Kraft Foods, Inc.
4.00%, 10/1/08	910	881
5.25%, 6/1/07	2,885	2,880
Kroger Co. (The)
7.63%, 9/15/06	4,450	4,491
Lenfest Communications, Inc.
7.63%, 2/15/08	185	191
Masco Corp.
4.63%, 8/15/07	885	874
May Department Stores Co. (The)
3.95%, 7/15/07	2,335	2,287
McDonnell Douglas Corp.
6.88%, 11/1/06	855	862
Miller Brewing Co.
4.25%, 8/15/08	(e)1,710	1,669
Mohawk Industries, Inc.
6.50%, 4/15/07	2,085	2,100
Norfolk Southern Corp.
7.35%, 5/15/07	1,161	1,188
Northrop Grumman Corp.
4.079%, 11/16/06	1,120	1,112
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	555	541
Raytheon Co.
6.15%, 11/1/08	935	953
6.75%, 8/15/07	403	409
Safeway, Inc.
7.50%, 9/15/09	1,585	1,677
Sappi Papier Holding AG
6.75%, 6/15/12	(e)925	881
Sealed Air Corp.
6.95%, 5/15/09	(e)440	456
Southwest Airlines Co.
5.50%, 11/1/06	1,065	1,067
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 5/1/07	85	87
Telecom Italia Capital S.A.
4.00%, 11/15/08-1/15/10	1,175	1,124
Textron Financial Corp.
4.125%, 3/3/08	$1,095	$1,072
Time Warner, Inc.
6.13%, 4/15/06	2,415	2,416
6.15%, 5/1/07	2,110	2,126
Union Pacific Corp.
3.63%, 6/1/10	595	555
6.79%, 11/9/07	3,150	3,221
UnitedHealth Group, Inc.
4.13%, 8/15/09	1,065	1,026
5.20%, 1/17/07	115	115
Verizon Global Funding Corp.
6.13%, 6/15/07	4,080	4,117
7.25%, 12/1/10	1,140	1,212
Vodafone Group plc
5.05%, 12/28/07	(h)3,800	3,803
Waste Management, Inc.
7.00%, 10/15/06	150	151
WellPoint Health Networks, Inc.
6.38%, 6/15/06	1,705	1,709
WellPoint, Inc.
3.75%, 12/14/07	1,130	1,101
Weyerhaeuser Co.
6.13%, 3/15/07	172	173
		107,689
Mortgages — Other (19.4%)
American Home Mortgage Investment Trust
4.34%, 2/25/44	(h)2,025	2,002
Banc of America Mortgage Securities
3.68%, 7/25/34	(h)1,252	1,235
4.40%, 1/25/35	(h)5,744	5,560
Citigroup Mortgage Loan Trust, Inc.
3.94%, 9/25/34	(h)2,417	2,382
4.78%, 8/25/34	(h)2,165	2,148
Countrywide Alternative Loan Trust
5.07%, 11/20/35	(h)11,339	11,373
5.16%, 11/20/35	(h)10,768	10,803
5.22%, 2/25/35-4/25/35	(h)8,005	8,012
5.32%, 5/25/35	(h)8,627	8,651
Countrywide Home Loan Mortgage Pass Through Trust
4.62%, 11/20/34	(h)2,176	2,133
5.09%, 4/25/46	(h)5,935	5,935
Downey Savings & Loan Association Mortgage Loan Trust
4.69%, 3/19/45	(h)8,650	8,650
5.03%, 3/19/45	(h)7,846	7,879
5.08%, 8/19/45	(h)10,432	10,484
5.15%, 10/19/45	(h)9,999	10,057
First Horizon Alternative Mortgage Securities
5.32%, 4/25/35	(h)8,813	8,846
First Horizon Asset Securities, Inc.
3.69%, 6/25/34	(h)712	696
5.15%, 10/25/34	(h)1,336	1,305
Greenpoint Mortgage Funding Trust
5.89%, 8/25/35	(h)5,148	5,264

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Harborview Mortgage Loan Trust
5.14%, 2/19/36	$ (h)9,028	$9,092
5.16%, 11/19/35	(h)4,601	4,632
5.75%, 10/19/35-1/19/36	(h)20,282	20,755
Merrill Lynch Mortgage Investors, Inc.
3.80%, 7/25/34	(h)1,534	1,518
Residential Accredit Loans, Inc.
4.88%, 2/25/46	(h)9,162	9,186
5.08%, 2/25/46	(h)3,674	3,674
5.09%, 2/25/46	(h)2,899	2,907
Structured Asset Mortgage Investments, Inc.
4.76%, 4/25/46	10,075	10,075
5.03%, 4/25/45	7,825	7,825
5.13%, 2/25/36	(h)5,883	5,883
Wamu Alternative Mortgage Pass-Through Certificates
4.69%, 4/25/46	(h)6,725	6,725
Washington Mutual, Inc.
5.11%, 8/25/45	(h)3,628	3,639
5.18%, 7/25/45-10/25/45	(h)15,493	15,549
Wells Fargo Mortgage Backed Securities Trust
3.39%, 7/25/34	(h)829	833
3.45%, 9/25/34	(h)3,517	3,515
4.11%, 6/25/35	(h)7,855	7,674
4.58%, 12/25/34	(h)6,873	6,732
		233,629
Sovereign (0.5%)
Province of Quebec Canada
5.50%, 4/11/06	1,915	1,916
6.14%, 1/22/11	845	874
United Mexican States
8.39%, 1/14/11	2,595	2,882
		5,672
U.S. Treasury Security (1.0%)
U.S. Treasury Note
3.13%, 5/15/07	12,000	11,776
Utilities (4.8%)
Ameren Corp.
4.26%, 5/15/07	2,280	2,250
Appalachian Power Co.
3.60%, 5/15/08	1,670	1,610
Carolina Power & Light Co.
6.80%, 8/15/07	3,330	3,389
CC Funding Trust I
6.90%, 2/16/07	2,805	2,836
Columbus Southern Power Co.
4.40%, 12/1/10	1,750	1,668
Consolidated Natural Gas Co.
5.375%, 11/1/06	4,960	4,960
Dominion Resources, Inc.
5.69%, 5/15/08	(g)2,340	2,345
DTE Energy Co.
6.45%, 6/1/06	3,280	3,286
Duke Energy Corp.
3.75%, 3/5/08	$1,245	$1,210
Enbridge Energy Partners LP
4.00%, 1/15/09	3,520	3,370
Entergy Gulf States, Inc.
3.60%, 6/1/08	585	560
5.22%, 12/1/09	(h)1,225	1,212
5.61%, 12/8/08	(e)(h)1,170	1,171
FPL Group Capital, Inc.
3.25%, 4/11/06	3,600	3,598
5.55%, 2/16/08	3,400	3,407
NiSource Finance Corp.
5.34%, 11/23/09	(h)1,145	1,150
Pacific Gas & Electric Co.
3.60%, 3/1/09	2,110	2,008
Peco Energy Co.
3.50%, 5/1/08	2,940	2,827
Pinnacle West Capital Corp.
6.40%, 4/1/06	3,645	3,645
Public Service Electric & Gas Co.
5.07%, 6/23/06	(h)4,260	4,261
Ras Laffan Liquefied Natural Gas Co., Ltd.
7.63%, 9/15/06	(e)56	56
Sempra Energy
4.75%, 5/15/09	3,025	2,964
Southwestern Public Service Co.
6.20%, 3/1/09	2,260	2,306
Wisconsin Electric Power Co.
3.50%, 12/1/07	1,340	1,301
		57,390
Total Fixed Income Securities (Cost $1,230,452)		1,218,517

Shares
Preferred Stock (0.0%)
Mortgages — Other (0.0%)
Home Ownership Funding Corp.
13.33% (Cost $406)	(e)1,800	427

	Face
	Amount
	(000)
Short-Term Investments (0.5%)
Repurchase Agreement (0.5%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $5,979	$ (f)5,977	5,977
U.S. Treasury Security (0.0%)
U.S. Treasury Bill
4.58%, 7/13/06	(j)500	494
Total Short-Term Investments (Cost $6,471)		6,471
Total Investments (102.0%) (Cost $1,237,329)		1,225,415
Liabilities in Excess of Other Assets (-2.0%)		(24,347)
Net Assets (100%)		1,201,068

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2006. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value/Face Amount is less than $500.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	1,733	$353,288	Jun-06	$(623)
Short:
U.S. Treasury 5 yr. Note	1,034	107,988	Jun-06	609
				$(14)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*  Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments and/or security type, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (100.2%)
Collateralized Mortgage Obligations — Agency Collateral Series (1.9%)
Countrywide Alternative Loan Trust
IO
0.48%, 2/25/37	$16,200	$909
1.86%, 12/20/35	(e)(h)23,921	755
2.02%, 12/20/35	(e)(h)21,255	1,059
PO
3/20/46	17,550	902
Countrywide Home Loan Mortgage Pass Through Trust
Zero Coupon, 10/25/34	(h)19,208	396
Federal Home Loan Mortgage Corporation
IO
6.50%, 3/15/33	723	155
IO PAC
6.00%, 4/15/32	1,775	245
Federal National Mortgage Association
Inv Fl IO
3.28%, 12/25/29	83	1
4.18%, 3/25/23	774	60
IO
1.519%, 3/25/36	21,095	577
6.00%, 5/25/33-8/25/35	6,265	1,698
6.50%, 6/1/31-5/25/33	1,923	409
7.00%, 4/1/32-4/25/33	883	200
8.00%, 5/1/30-6/1/30	287	64
Government National Mortgage Association
Inv Fl IO
3.20%, 12/16/25	491	28
3.25%, 5/16/32	321	16
3.80%, 4/16/19-12/16/29	1,089	80
Greenpoint Mortgage Funding Trust
Zero Coupon, 6/25/45-8/25/45	37,432	1,221
Harborview Mortgage Loan Trust
IO
1.35%, 6/19/35	(h)17,619	462
1.60%, 3/19/37	(h)15,480	803
1.66%, 5/19/35	(h)26,804	704
PO
3/19/37	@—	@—
Indymac Index Mortgage Loan Trust
IO
1.06%, 7/25/35	(h)21,067	764
		11,508
Industrials (1.2%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	259	262
8.85%, 8/1/30	1,505	1,358
AT&T Corp.
9.75%, 11/15/31	880	1,054
Bowater Canada Finance Corp.
7.95%, 11/15/11	1,525	1,529
Echostar DBS Corp.
6.375%, 10/1/11	$580	$570
6.625%, 10/1/14	45	44
Hyatt Equities LLC
6.875%, 6/15/07	(e)360	365
Lear Corp.
8.11%, 5/15/09	655	609
Pilgrim’s Pride Corp.
9.625%, 9/15/11	215	225
Smithfield Foods, Inc.
7.75%, 5/15/13	90	93
8.00%, 10/15/09	380	398
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07	100	102
7.875%, 5/1/12	245	268
		6,877
Municipal Bonds (91.4%)
Abilene Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/14	1,875	1,993
Abilene, TX Health Facilities Development Corp. SAVRS Revenue Bonds (MBIA)
3.10%, 9/19/25	8,450	8,450
Alameda, CA Unified School District General Obligation Bonds (FSA)
Zero Coupon, 8/1/33	9,915	2,623
Allegheny County, PA Industrial Development Authority Revenue Bonds
4.75%, 12/1/32	525	544
Allegheny County, PA Sanitation Authority Revenue Bonds (MBIA)
5.00%, 12/1/14	2,000	2,135
Arlington, Texas Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/14	6,150	6,538
Austin, TX Convention Enterprises, Inc., Revenue Bonds
6.70%, 1/1/28	400	426
Austin, TX Water & Wastewater System Revenue Bonds (MBIA)
5.25%, 11/15/13	4,100	4,436
Badger TOB Asset Securitization Corp., WI, Revenue Bonds
6.125%, 6/1/27	1,195	1,264
Berks County, PA, General Obligation Bonds (FGIC)
Zero Coupon, 5/15/19-11/15/20	2,250	1,203
Brazos River Authority, TX Pollution Collateral Revenue Bonds
5.40%, 10/1/29	325	346
Brunswick County, NC, General Obligation Bonds (FGIC)
5.00%, 5/1/17	1,700	1,794

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Bucks County, PA Water & Sewer Authority Special Obligation Bonds
5.50%, 2/1/08	$15	$15
Butler & Sedgwick Counties, KS Unified School District General Obligation Bonds (FSA)
5.85%, 9/1/17	1,375	1,488
California State Department of Water Reserve Power Supply Revenue Bonds SAVRS (XLCA)
2.90%, 5/1/22	7,475	7,475
California State Department of Water Resources Power Supply Revenue Bonds (MBIA)
5.25%, 5/1/12	2,200	2,375
California State General Obligation Bonds
5.25%, 2/1/14	1,375	1,474
California State Public Works Board Revenue Bonds
5.25%, 6/1/13	1,150	1,230
5.50%, 6/1/15	1,275	1,386
Camden, AL Industrial Development Board Revenue Bonds
6.125%, 12/1/24	625	689
Carbon County, PA Industrial Development Authority Revenue Bonds
6.65%, 5/1/10	265	279
Carrollton, TX General Obligation Bonds (FSA)
5.125%, 8/15/16	1,470	1,552
Center Township, PA Sewer Authority Revenue Bonds (MBIA)
Zero Coupon, 4/15/17	615	379
Central Michigan University Revenue Bonds (FGIC)
3.15%, 10/1/15	8,450	8,450
Chandler, AZ Industrial Development Authority Revenue Bonds
4.375%, 12/1/35	1,400	1,418
Chattanooga-Hamilton County, TN Hospital Authority Revenue Bonds, Erlanger Health Systems SAVRS (FSA)
3.05%, 10/1/25	8,300	8,300
Chelsea, MA Lease Revenue Bonds (FSA)
3.00%, 6/6/23	3,850	3,850
Cherokee County, GA School Systems, General Obligation Bonds (MBIA)
5.00%, 8/1/13	1,000	1,067
Chicago, Board of Education
3.15%, 3/1/34	1,000	1,000
Chicago, IL Board of Education General Obligation Bonds (XLCA)
3.09%, 3/1/22	7,525	7,525
Chicago, IL General Obligation Bonds (FGIC)
Zero Coupon, 1/1/19	4,000	2,243
Chicago, IL Park District General Obligation Bonds (FGIC)
4.70%, 1/1/20	3,000	3,056
Children’s Trust Fund Revenue Bonds
5.375%, 5/15/33	1,910	1,949
5.75%, 7/1/20	$865	$904
Clark County, WA School District General Obligation Bonds (FSA)
5.00%, 6/1/13	2,500	2,655
Clear Creek, TX Independent School District (PSFG)
4.50%, 2/15/20	2,000	2,011
5.65%, 2/15/19	1,000	1,070
Coachella Valley Unified School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 8/1/30	1,000	308
Colorado E470 Public Highway Authority Revenue Bonds (MBIA)
Zero Coupon, 9/1/29	18,900	6,153
Colorado Educational & Cultural Facilities Authority Revenue Bonds (MBIA)
4.375%, 3/1/14	1,400	1,431
4.50%, 3/1/15	1,600	1,641
4.60%, 3/1/16	1,000	1,028
Colorado Health Facilities Authority Revenue Bonds
Zero Coupon, 7/15/20	1,000	514
Commerce, CA Energy Authority Revenue Bonds (MBIA)
5.25%, 7/1/09	1,355	1,424
Cook County, IL School District General Obligation Bonds (MBIA)
Zero Coupon, 12/1/22	4,125	1,901
Corpus Christi, TX Business & Job Development Corp. (AMBAC)
4.875%, 9/1/20	2,745	2,827
5.00%, 9/1/21	1,590	1,661
Council Rock, PA School District General Obligation Bonds (MBIA)
5.00%, 11/15/19	1,285	1,346
Cranberry Township, PA General Obligation Bonds (FGIC)
4.80%, 12/1/18	1,310	1,351
Crandall, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/19-8/15/21	4,315	2,199
Crisp County Development Authority Revenue Bonds
5.55%, 2/1/15	200	208
Crowley TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/1/10-8/1/11	3,350	3,527
Crown Point, IN Multi-School Building Corp. Revenue Bonds (MBIA)
Zero Coupon, 1/15/24	5,200	2,252
Cypress-Fairbanks, TX Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17	1,400	1,424
4.80%, 2/15/19	1,650	1,690

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Dallas, TX Area Rapid Transit Sales Tax Revenue Bonds (FGIC)
4.80%, 12/1/20	$2,800	$2,863
4.90%, 12/1/21	1,800	1,847
Delaware County, PA Industrial Development Authority Revenue Bonds
6.50%, 1/1/08	200	207
Delta County, MI Economic Development Corp. Revenue Bonds
6.25%, 4/15/27	450	508
Denton, TX Utility System Revenue Bonds (AMBAC)
5.00%, 12/1/16	1,865	1,955
Detroit, MI City School District General Obligation Bonds (FGIC)
5.15%, 5/1/22	2,500	2,692
Director of the State of Nevada Department of Business & Industry Revenue Bonds
5.625%, 12/1/26	1,100	1,194
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMBAC)
Zero Coupon, 1/1/21-1/1/23	3,845	1,834
District of Columbia, George Washington University Revenue Bonds (MBIA)
5.50%, 10/1/14	1,500	1,646
Dover, PA Area School District General Obligation Bonds (FGIC)
5.00%, 4/1/16	1,000	1,047
Duncanville Independent School District, TX, General Obligation Bonds (PSFG)
Zero Coupon, 2/15/22	4,000	1,893
Eagle, IN - Union Middle School Building Revenue Bonds (AMBAC)
4.90%, 7/5/16	1,000	1,044
5.00%, 7/5/17	1,500	1,568
Eanes, TX Independent School District General Obligation Bonds (PSFG)
4.80%, 8/1/19	1,365	1,403
4.875%, 8/1/20	1,525	1,570
East Porter County, IN School Building Corp. Revenue Bonds (MBIA)
4.70%, 7/15/12	1,025	1,058
Edgewood, TX Independent School District (PSFG)
4.75%, 8/15/16	1,310	1,371
4.85%, 8/15/17	880	908
Edinburg, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17	2,465	2,504
Elizabeth Forward, PA School District (MBIA)
Zero Coupon, 9/1/11	1,250	1,012
Essex County, NJ Utility Authority Revenue Bonds (FSA)
4.80%, 4/1/14	1,005	1,027
Eureka Union School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 8/1/28-8/1/30	$5,090	$1,665
Everett, WA Water & Sewer Revenue Bonds (MBIA)
5.00%, 7/1/13-7/1/14	3,340	3,536
Fort Wayne Hospital Authority, IN Revenue Bonds (MBIA)
4.70%, 11/15/11	1,100	1,141
Frisco, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/20-8/15/22	6,260	3,062
Geneva, IL Industrial Development Revenue Bonds (FSA)
4.80%, 5/1/19	1,705	1,750
4.90%, 5/1/20	700	722
Georgetown County, SC Pollution Control Facility Revenue Bonds
5.125%, 2/1/12	725	747
Gilliam County, OR Solid Waste Disposal Revenue Bonds
4.875%, 7/1/38	1,400	1,422
Girard Area, PA School District General Obligation Bonds (FGIC)
Zero Coupon, 10/1/18-10/1/19	950	538
Grand Prairie, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/14	2,240	1,606
Grapevine, TX Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 8/15/17	1,000	1,081
Hamilton Ohio Revenue Bonds (FSA)
4.15%, 10/15/15	3,700	3,696
Hawaii State Certificate of Participation General Obligation Bonds (AMBAC)
4.80%, 5/1/12	1,275	1,313
Hillsborough County, FL, Industrial Development Authority Pollution Control Revenue Bonds
4.00%, 5/15/18	1,625	1,629
Houston, TX General Obligation Bonds (MBIA)
5.00%, 3/1/12	3,400	3,601
Houston, TX Revenue Bonds (MBIA)
5.25%, 5/15/11	2,000	2,133
Houston, TX Water & Sewer System Revenue Bonds (FSA)
Zero Coupon, 12/1/25	12,350	4,907
Illinois Development Finance Authority Revenue Bonds (FGIC)
Zero Coupon, 12/1/09	2,000	1,743
Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds
5.85%, 2/1/07	110	112
Illinois Educational Facilities Authority SAVRS Revenue Bonds (MBIA)
3.15%, 4/1/28	7,200	7,200

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Illinois Health Facilities Authority Revenue Bonds (MBIA)
5.00%, 11/15/12	$1,000	$1,030
Illinois Health Facilities Authority Revenue Bonds SAVRS (AMBAC)
3.15%, 9/16/24	7,300	7,300
Indiana Port Commission Revenue Bonds
4.10%, 5/1/12	3,450	3,421
Indiana State Development Finance Authority Revenue Bonds
4.70%, 10/1/31	100	99
Indiana State University Revenue Bonds (AMBAC)
5.25%, 11/15/14	1,000	1,081
Indiana State University Revenue Bonds (FGIC)
5.20%, 10/1/12	1,640	1,705
Indiana Transportation Finance Authority Highway Revenue Bonds (AMBAC)
Zero Coupon, 12/1/16	1,695	1,059
Intermountain Power Agency, UT Power Supply Revenue Bonds
Zero Coupon, 7/1/17	1,750	1,019
Irving, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/13	1,945	1,465
Kane & De Kalb Counties, IL Community Unit School District General Obligation Bonds (AMBAC)
Zero Coupon, 12/1/09	725	631
Kent State University, OH Revenue Bonds SAVRS (MBIA)
3.10%, 5/1/32	7,800	7,800
King County, WA General Obligation Bonds (MBIA)
5.00%, 12/1/19	1,075	1,125
Lake County, IL Community Consolidated School District General Obligation Bonds (FGIC)
Zero Coupon, 12/1/19-12/1/21	12,775	6,468
Lakeview, MI Public School District General Obligation Bonds
5.00%, 5/1/16	1,060	1,108
Lancaster, TX Independent School District General Obligation Bonds (FSA)
Zero Coupon, 2/15/09	1,795	1,611
Leander, TX Independent School District General Obligation Bonds (PSFG)
4.85%, 8/15/20	1,160	1,191
Long Beach, CA Community College District General Obligation Bonds (FGIC)
Zero Coupon, 5/1/14	2,465	1,758
Long Island, NY Power Authority Electric System Revenue Bonds (FSA)
Zero Coupon, 6/1/16	3,700	2,413
Louisiana Public Facilities Authority (Our Lady Of Lourdes) Revenue Bonds (MBIA)
3.15%, 7/18/16	7,500	7,500
Madera, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/26-8/1/28	$7,000	$2,562
Madison & Jersey Counties, IL Unit School District General Obligation Bonds (FSA)
Zero Coupon, 12/1/20	2,900	1,469
Maricopa County Arizona Pollution Control
2.90%, 6/1/35	1,600	1,538
4.00%, 1/1/38	350	346
Maryland State Economic Development Corp. Revenue Bonds
7.50%, 12/1/14	350	375
Mass State Health & Educational Facilities (Melrose-Wakefield)
3.15%, 10/1/33	5,600	5,600
Massachusetts State College Building Authority Project Revenue Bonds (XLCA)
5.375%, 5/1/15	1,635	1,791
Massachusetts State Development Finance Agency Revenue Bonds (XLCA)
3.15%, 9/1/35	2,950	2,950
Massachusetts State Development Financing Agency (Greater Boston YMCA) Revenue Bonds (FGIC)
3.10%, 10/1/33	5,300	5,300
Massachusetts State Development Financing Agency Resource Recovery Revenue Bonds
6.90%, 12/1/29	250	271
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
4.80%, 7/1/12	1,665	1,711
Massachusetts State Water Reserve Authority Revenue Bonds, SAVRS (AMBAC)
3.05%, 4/1/29	7,375	7,375
Maury County, TN Industrial Development Board Solid Waste Disposal Revenue Bonds
6.30%, 8/1/18	1,075	1,136
McKinney, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/20	1,155	1,179
Memphis-Shelby County, TN Airport Authority Special Facilities Revenue Bonds, Federal Express Corp.
5.00%, 9/1/09	850	878
Merced City, CA School District General Obligation Bonds (MBIA)
Zero Coupon, 8/1/28-8/1/29	4,665	1,534
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds (MBIA)
5.50%, 6/15/20	925	728
Zero Coupon, 12/15/23	4,250	1,874
Michigan City, IN Area-Wide School Building Corp. Revenue Bonds (FGIC)
Zero Coupon, 1/15/17-1/15/20	6,750	3,898

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Michigan State Building Authority Revenue Bonds (MBIA)
5.25%, 10/1/10-10/1/11	$3,000	$3,197
Michigan State Strategic Fund, Solid Waste Management Project Revenue Bonds
4.625%, 12/1/12	275	278
Midland, TX Independent School District General Obligation Bonds (FGIC)
5.95%, 3/1/18	1,225	1,324
Midland, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/06	750	740
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
4.875%, 6/1/19	2,070	2,129
5.00%, 6/1/20	1,170	1,226
Montour, PA School District General Obligation Bonds (MBIA)
Zero Coupon, 1/1/13	300	228
Morton Grove, IL General Obligation Bonds (FGIC)
4.50%, 12/1/13	1,480	1,497
Mount San Antonio Community College District, CA General Obligation Bonds (MBIA)
Zero Coupon, 8/1/16-8/1/17	27,555	16,944
Nassau County, NY Improvement Bonds General Obligation Bonds (FSA)
6.00%, 3/1/17	1,275	1,383
Nevada Housing Division Revenue Bonds (FHA)
5.30%, 4/1/28	55	55
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 4/1/12	625	494
New Orleans, LA Audubon Commission General Obligation Bonds (FSA)
5.00%, 10/1/13	1,695	1,785
New York City, NY Industrial Development Agency Revenue Bonds (FSA)
6.00%, 11/1/15	1,605	1,641
New York State Dormitory Authority Revenue Bonds (FSA)
5.10%, 2/15/11	2,075	2,154
Noblesville, IN High School Building Corp. Revenue Bonds (AMBAC)
Zero Coupon, 2/15/19	1,850	1,026
North Carolina Municipal Power Agency, Electric Revenue Bonds
6.625%, 1/1/10	850	927
North Harris, TX Montgomery Community College District General Obligation Bonds (FGIC)
4.90%, 2/15/21	1,825	1,868
North Side, IN High School Building Corp. Revenue Bonds (FSA)
5.25%, 7/15/13	2,910	3,134
North Slope Borough, AK General Obligation Bonds (MBIA)
Zero Coupon, 6/30/12	2,900	2,254
Norwalk-LA Mirada, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25	$8,900	$3,557
Ohio State Higher Educational Facility Commission (Denison University) Revenue Bonds (AMBAC)
3.15%, 12/1/34	7,450	7,450
Ohio State Solid Waste Revenue Bonds
4.25%, 4/1/33	700	674
Okemos, MI Public School District General Obligation Bonds (MBIA)
Zero Coupon, 5/1/15	900	612
Orange County, FL Health Facilities Authority Revenue Bonds (MBIA)
3.10%, 10/15/26	6,600	6,600
Ouachita Parish, LA West Ouachita Parish School District Revenue Bonds (MBIA)
4.70%, 9/1/14	1,020	1,050
Pajaro Valley, CA Unified School District Certificates Partnership General Obligation Bonds (FSA)
Zero Coupon, 8/1/27	2,220	804
Pearland, TX Independent School District General Obligation Bonds (PSFG)
4.875%, 2/15/19	1,425	1,465
4.90%, 2/15/20	1,505	1,546
Penn Hills Municipality, PA General Obligation Bonds
Zero Coupon, 6/1/12-12/1/13	2,115	1,546
Pennsylvania Convention Center Authority Revenue Bonds (FGIC)
6.70%, 9/1/16	500	585
Pennsylvania State Financing Authority School Revenue Bonds, Aliquippa School District
Zero Coupon, 6/1/12	685	522
Pennsylvania State Public School Building Authority, Marple Newtown School District Project Revenue Bonds (MBIA)
4.60%, 3/1/15	1,065	1,089
4.70%, 3/1/16	715	732
Philadelphia, PA Authority For Industrial Development Special Facilities Revenue Bonds, Doubletree Hotel
6.50%, 10/1/27	320	332
Piedmont, SC Municipal Power Agency Revenue Bonds (AMBAC)
Zero Coupon, 1/1/31-1/1/32	22,300	6,547
Pittsburgh, PA Stadium Authority Lease Revenue Bonds
6.50%, 4/1/11	130	138
Port Authority, NY & NJ Special Obligation Revenue Bonds
7.00%, 10/1/07	200	204
Rescue Union School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 9/1/27	2,000	720

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Richardson, TX Hotel Occupancy Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 2/15/17	$1,405	$1,501
Richland County, SC Revenue Bonds
6.10%, 4/1/23	725	777
Rincon Valley, CA Union School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/32-8/1/35	9,675	2,524
Riverside, CA Electric Revenue Bonds (MBIA)
5.00%, 10/1/11-10/1/12	3,380	3,614
Robinson Township, PA Municipal Authority Revenue Bonds
6.90%, 5/15/18	100	110
Rockport, IN Pollution Control Revenue Bonds SAVRS
4.90%, 6/1/25	455	462
Saginaw Valley State University, MI Revenue Bonds SAVRS (MBIA)
3.10%, 7/1/31	7,500	7,500
Saginaw, MI Hospital Financing Authority Revenue Bonds (MBIA)
5.375%, 7/1/19	1,265	1,326
Sam Rayburn, TX Municipal Power Agency Revenue Bonds
6.00%, 10/1/21	650	686
San Antonio County, TX Parking System Revenue Bonds (AMBAC)
5.50%, 8/15/17	700	740
Sanger, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/19-2/15/22	4,265	2,174
Santa Ana, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/19-8/1/20	5,475	2,910
Scranton-Lackawanna, PA Health & Welfare Authority Revenue Bonds
6.625%, 7/1/09	60	63
Seattle, WA Refunding & Public Improvement General Obligation Bonds
4.60%, 12/1/21	2,500	2,528
Snohomish County WA School District N General Obligation Bonds (FGIC)
5.00%, 12/1/16-12/1/17	8,100	8,611
Southeastern Area Schools, PA Revenue Bonds
Zero Coupon, 10/1/06	590	579
Spring, TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/15/19	1,760	1,839
Steel Valley, PA School District, Allegheny County General Obligation Bonds
Zero Coupon, 11/1/11-11/1/17	1,820	1,289
Stroudsburg, PA Area District School General Obligation Bonds (FSA)
4.90%, 4/1/20	1,110	1,145
Texas State Turnpike Authority Revenue Bonds (AMBAC)
Zero Coupon, 8/15/18	$5,700	$3,245
Thurston & Pierce Counties Community Schools, WA General Obligation Bonds (FSA)
3.95%, 12/1/14	1,735	1,712
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1
4.75%, 6/1/23	6,300	6,184
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds
6.50%, 6/1/26	940	1,021
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds
5.50%, 5/15/30	1,350	1,389
Tobacco Settlement Financing Corp., NJ, Asset Backed Revenue Bonds
4.375%, 6/1/19	755	752
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds
6.00%, 6/1/23	1,575	1,652
Toledo-Lucas County, OH Port Authority Revenue Bonds
6.45%, 12/15/21	900	1,028
Tomball, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/15	1,205	1,242
Union Elementary School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 9/1/27-9/1/28	8,000	2,867
University of Arkansas Revenue Bonds (FSA)
4.90%, 12/1/19	2,315	2,446
University of Massachusetts Building Authority Revenue Bonds (AMBAC)
5.25%, 11/1/11	2,100	2,253
University of Southern Indiana, IN Revenue Bonds (AMBAC)
5.00%, 10/1/09	1,095	1,142
Upper Darby Township, PA General Obligation Bonds (AMBAC)
Zero Coupon, 7/15/11	525	427
Utah County, UT Environmental Improvement Revenue Bonds
5.05%, 11/1/17	170	179
Utah State Water Finance Agency Revenue Bonds (AMBAC)
4.625%, 10/1/20	2,500	2,536
Valparaiso, IN Middle Schools Building Corp. Revenue Bonds (MBIA)
4.50%, 7/15/18	1,370	1,384
4.60%, 7/15/19	1,630	1,653
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
4.60%, 6/1/13	1,000	1,012

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Vermont Educational & Health Buildings Funding Agency SAVRS Revenue Bonds (FGIC)
3.25%, 9/12/13	$6,150	$6,150
Victor Elementary School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 2/1/30	2,100	668
Virginia State Peninsula Regional Jail Authority Revenue Bonds (MBIA)
5.00%, 10/1/12-10/1/13	2,705	2,866
Waco, TX Educational Finance Corp. Revenue Bonds SAVRS
3.15%, 2/1/32	7,475	7,475
Wake County Industrial Facilities & Pollution Control Financing Authority, NC Revenue Bonds (AMBAC)
3.17%, 5/1/24	8,500	8,500
Warren, MI Consolidated School District General Obligation Bonds
4.15%, 5/1/14	1,000	1,007
4.25%, 5/1/15	1,440	1,455
Washington State Health Care Facilities (Fred Hutchinson) SAVRS Revenue Bonds (AMBAC)
3.25%, 1/1/33	6,400	6,400
Washington State Health Care Facilities Authority Revenue Bonds (AMBAC)
5.125%, 11/15/11	1,000	1,041
Washington State Health Care Facilities Authority Revenue Bonds (FSA)
4.70%, 10/1/11	1,075	1,104
Washington State Motor Vehicle Fuel Facilities General Obligation Bonds (AMBAC)
Zero Coupon, 6/1/14-6/1/16	8,160	5,525
Washington State Recreational Facilities General Obligation Bonds (FGIC)
Zero Coupon, 1/1/17	6,900	4,263
Washoe County, NV General Obligation Bonds (FSA)
Zero Coupon, 7/1/18	4,235	2,428
Wayne State University, MI Revenue Bonds SAVRS (AMBAC)
3.10%, 11/15/32	8,550	8,550
West Contra Costa Unified School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25-8/1/27	23,200	8,707
West Ottawa Public School District/MI General Obligation Bonds
5.00%, 5/1/21	1,680	1,766
West Virginia University Revenue Bonds (AMBAC)
Zero Coupon, 4/1/22-4/1/24	2,000	907
Western Michigan University
2.75%, 11/15/32	7,500	7,500
William S Hart Union High School District General Obligation Bonds (FSA)
Zero Coupon, 9/1/22	3,000	1,383
William S Hart Union High School District, CA General Obligation Bonds (FSA)
Zero Coupon, 9/1/21-9/1/28	$15,290	$6,794
Winnebago County, IL School District General Obligation Bonds (FSA)
Zero Coupon, 1/1/14	3,600	2,589
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Bonds
5.125%, 9/1/26	40	40
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
5.625%, 2/15/12	1,000	1,084
Ypsilanti, MI School District General Obligation Bonds (FGIC)
4.70%, 5/1/12	1,115	1,141
		539,833
U.S. Treasury Securities (5.7%)
U.S. Treasury Strips
IO
5.15%, 2/15/21-5/15/22	69,350	33,430
Total Fixed Income Securities (Cost $574,923)		591,648

	Shares
Preferred Stock (0.8%)
Finance (0.8%)
US Bancorp (Cost $4,450)	178	4,450
Short-Term Investments (2.5%)
Money Market Fund (1.9%)
Dreyfus Basic Municipal Money Market Fund	10,983,430	10,983

	Face
	Amount
	(000)
Repurchase Agreement (0.5%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $2,809	$ (f)2,808	2,808
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
4.58%, 07/13/06	(j)750	741
Total Short-Term Investments (Cost $14,532)		14,532
Total Investments (103.5%) (Cost $593,905)		610,630
Liabilities in Excess of Other Assets (-3.5%)		(20,427)
Net Assets (100%)		$590,203

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Value/Face Amount is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2006.
IO	Interest Only
PO	Principal Only
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corporation
PSFG	Permanent School Fund Guaranteed
SAVRS	Semi-Annual Variable Rate Security
XLCA	XL Capital Assurance

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 10 yr. Note	1,740	$185,120	Jun-06	$(2,753)
Short:
U.S. Treasury Long Bond	810	88,417	Jun-06	2,810
U.S. Treasury 2 yr. Note	163	33,229	Jun-06	68
U.S. Treasury 5 yr. Note	117	12,219	Jun-06	69
				$194

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments (-3.9%)
Federal National Mortgage Association, November TBA 5.00%, 11/25/34 (Total Proceeds $22,969)	$24,000	$22,853

TBA                      To Be Announced

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by invetment and/or security type, as a percentage of total investments.

*

*            Investment and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Assets and Liabilities

			Mid Cap
	Balanced	Equity	Growth
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$263,945	$68,350	$1,766,563
Investments in Securities of Unaffiliated Issuers, at Value:(1)	294,772	71,180	2,274,307
Cash	—	4	@—
Receivable for Delayed Delivery Commitments	246	—	—
Due from Broker	1,807	—	—
Receivable for Portfolio Shares Sold	2	@—	5,817
Receivable for Investments Sold	9,677	243	731
Unrealized Appreciation on Swap Agreements	492	—	—
Dividends Receivable	200	96	539
Interest Receivable	545	@—	6
OtherAssets	4	4	31
Total Assets	307,745	71,527	2,281,431
Liabilities:
Collateral on Securities Loaned, at Value	12,580	3,613	—
Payable for Delayed Delivery Commitments	6,018	—	—
Payable for Investments Purchased	2,191	149	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	157	—	—
Unrealized Depreciation on Swap Agreements	86	—	—
Payable for Portfolio Shares Redeemed	247	5	7,243
Bank Overdraft Payable	17	—	—
Payable for Investment Advisory Fees	325	54	2,699
Payable for Administration Fees	20	4	152
Payable for Custodian Fees	8	4	14
Payable for Trustees’ Fees and Expenses	8	9	30
Payable for Distribution Fees — Adviser Class	8	—	253
Payable for Shareholder Servicing Fees — Investment Class	1	—	—
Other Liabilities	46	44	182
Total Liabilities	21,712	3,882	10,573
Net Assets	$286,033	$67,645	$2,270,858
Net Assets Consist Of:
Paid-in Capital	$305,336	$118,900	$2,600,469
Undistributed (Distributions in Excess of) Net Investment Income	831	244	4,156
Accumulated Net Realized Gain (Loss)	(51,644)	(54,329)	(841,511)
Unrealized Appreciation (Depreciation) on:
Investments	30,827	2,830	507,744
Foreign Currency Exchange Contracts and Translations	(157)	—	—
Futures Contracts	434	—	—
Swap Agreements	406	—	—
Net Assets	$286,033	$67,645	$2,270,858

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Assets and Liabilities (cont’d)

			Mid Cap
	Balanced	Equity	Growth
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$245,514	$67,645	$1,042,523
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	19,786,254	5,337,611	38,440,603
Net Asset Value, Offering and Redemption Price Per Share	$12.41	$12.67	$27.12
INVESTMENT CLASS:
Net Assets	$4,008	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	323,522	—	—
Net Asset Value, Offering and Redemption Price Per Share	$12.39	$—	$—
ADVISER CLASS:
Net Assets	$36,511	$—	$1,228,335
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	2,948,268	—	46,470,362
Net Asset Value, Offering and Redemption Price Per Share	$12.38	$—	$26.43

(1) Including:
Securities on Loan, at Value:	$18,439	$3,520	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Assets and Liabilities

	U.S. Mid	U.S. Small
	Cap Value	Cap Value	Value
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$117,497	$665,643	$561,940
Investments in Securities of Unaffiliated Issuers, at Value:(1)	134,377	786,174	586,892
Cash	1	19	1
Receivable for Portfolio Shares Sold	117	293	817
Receivable for Investments Sold	675	6,081	1,108
Dividends Receivable	166	584	989
Interest Receivable	1	4	2
OtherAssets	4	8	31
Total Assets	135,341	793,163	589,840
Liabilities:
Collateral on Securities Loaned, at Value	—	—	36,667
Payable for Investments Purchased	173	4,812	1,114
Payable for Portfolio Shares Redeemed	39	3,055	141
Payable for Investment Advisory Fees	241	1,228	760
Payable for Administration Fees	9	52	38
Payable for Custodian Fees	5	8	7
Payable for Trustees’ Fees and Expenses	23	19	26
Payable for Distribution Fees — Adviser Class	3	5	41
Payable for Shareholder Servicing Fees — Investment Class	1	—	8
Other Liabilities	46	50	132
Total Liabilities	540	9,229	38,934
Net Assets	$134,801	$783,934	$550,906
Net Assets Consist Of:
Paid-in Capital	$295,826	$624,100	$399,235
Undistributed (Distributions in Excess of) Net Investment Income	178	431	2,515
Accumulated Net Realized Gain (Loss)	(178,083)	38,872	124,204
Unrealized Appreciation (Depreciation) on Investments	16,880	120,531	24,952
Net Assets	$134,801	$783,934	$550,906
INSTITUTIONAL CLASS:
Net Assets	$114,792	$758,919	$296,311
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	4,073,547	29,219,836	16,831,404
Net Asset Value, Offering and Redemption Price Per Share	$28.18	$25.97	$17.60
INVESTMENT CLASS:
Net Assets	$5,438	$—	$60,424
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	193,879	—	3,427,246
Net Asset Value, Offering and Redemption Price Per Share	$28.05	$—	$17.63
ADVISER CLASS:
Net Assets	$14,571	$25,015	$194,171
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	519,157	966,619	11,044,204
Net Asset Value, Offering and Redemption Price Per Share	$28.07	$25.88	$17.58

(1) Including:
Securities on Loan, at Value:	$—	$—	$35,647

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Assets and Liabilities

	Core Fixed	Core Plus		Intermediate
	Income	Fixed Income	High Yield	Duration
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$280,110	$3,118,300	$308,776	$411,761
Foreign Currency, at Cost:	—	@—	9	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	275,411	3,069,843	274,596	408,242
Foreign Currency, at Value:	—	@—	9	—
Cash	7	83	@—	—
Receivable for Delayed Delivery Commitments	—	5,515	—	—
Due from Broker	1,175	—	—	80
Interest Receivable	975	12,559	4,402	1,877
Unrealized Appreciation on Swap Agreements	1,748	18,616	6	7
Receivable for Investments Sold	2	5,297	3,280	@—
Receivable for Portfolio Shares Sold	216	4,517	155	15
OtherAssets	5	50	6	4
Total Assets	279,539	3,116,480	282,454	410,225
Liabilities:
Collateral on Securities Loaned, at Value	38,678	248,188	44,092	—
Payable for Delayed Delivery Commitments	14,470	202,435	—	6,844
Payable for Investments Purchased	5	5,181	1,800	84
Due to Broker	—	7,384	19	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	26	89	—
Unrealized Depreciation on Swap Agreements	226	1,525	3	2
Payable for Portfolio Shares Redeemed	148	985	164	8
Bank Overdraft Payable	—	—	—	8
Payable for Investment Advisory Fees	180	2,107	248	356
Payable for Administration Fees	15	179	16	27
Payable for Custodian Fees	3	15	6	1
Payable for Trustees’ Fees and Expenses	4	90	22	1
Payable for Distribution Fees — Adviser Class	2	26	1	—
Payable for Shareholder Servicing Fees — Investment Class	—	51	@—	50
Other Liabilities	58	191	72	35
Total Liabilities	53,789	468,383	46,532	7,416
Net Assets	$225,750	$2,648,097	$235,922	$402,809
Net Assets Consist Of:
Paid-in Capital	$231,293	$2,752,943	$797,783	$409,799
Undistributed (Distributions in Excess of) Net Investment Income	103	6,462	2,946	1,446
Accumulated Net Realized Gain (Loss)	(767)	(67,149)	(530,269)	(3,203)
Unrealized Appreciation (Depreciation) on:
Investments	(4,699)	(48,457)	(34,180)	(3,519)
Foreign Currency Exchange Contracts and Translations	—	(26)	(86)	—
Futures Contracts	(1,702)	(12,767)	(275)	(1,719)
Swap Agreements	1,522	17,091	3	5
Net Assets	$225,750	$2,648,097	$235,922	$402,809

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Core Fixed	Core Plus		Intermediate
	Income	Fixed Income	High Yield	Duration
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$216,027	$2,124,568	$229,773	$8,929
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	20,210,340	185,999,715	43,516,458	885,108
Net Asset Value, Offering and Redemption Price Per Share	$10.69	$11.42	$5.28	$10.09
INVESTMENT CLASS:
Net Assets	$—	$399,863	$1,219	$393,880
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	—	35,020,119	228,065	39,175,269
Net Asset Value, Offering and Redemption Price Per Share	$—	$11.42	$5.34	$10.05
ADVISER CLASS:
Net Assets	$9,723	$123,666	$4,930	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	914,572	10,839,354	931,033	—
Net Asset Value, Offering and Redemption Price Per Share	$10.63	$11.41	$5.30	$—

(1) Including:
Securities on Loan, at Value:	$41,036	$322,685	$55,490	$—
@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Assets and Liabilities

		Investment
	International	Grade Fixed	Limited
	Fixed Income	Income	Duration	Municipal
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$134,800	$588,832	$1,237,329	$593,905
Foreign Currency, at Cost:	1,161	—	—	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	131,701	579,900	1,225,415	610,630
Foreign Currency, at Value:	1,167	—	—	—
Cash	1	—	315	11
Receivable for Delayed Delivery Commitments	—	—	—	40,164
Due from Broker	2,004	744	298	—
Interest Receivable	1,584	2,019	6,932	3,834
Unrealized Appreciation on Foreign Currency Exchange Contracts	183	—	—	—
Unrealized Appreciation on Swap Agreements	—	3,731	243	8,148
Receivable for Investments Sold	444	3	279	268
Receivable for Portfolio Shares Sold	57	670	708	6,024
Dividends Receivable	—	—	—	27
OtherAssets	3	11	21	8
Total Assets	137,144	587,078	1,234,211	669,114
Liabilities:
Collateral on Securities Loaned, at Value	—	63,400	—	—
Payable for Delayed Delivery Commitments	—	34,088	30,273	51,857
Payable for Investments Purchased	286	—	24	226
Due To Broker	—	—	—	2,054
Unrealized Depreciation on Foreign Currency Exchange Contracts	102	—	—	—
Unrealized Depreciation on Swap Agreements	—	558	976	1,149
Payable for Portfolio Shares Redeemed	78	1,119	790	162
Bank Overdraft Payable	—	2,255	—	—
Payable for Investment Advisory Fees	129	462	886	516
Payable for Administration Fees	9	34	82	39
Payable for Custodian Fees	5	4	8	5
Payable for Trustees’ Fees and Expenses	2	15	3	2
Payable for Distribution Fees — Adviser Class	—	@—	—	—
Payable for Securities Sold Short, at Value (Proceeds $22,969)	—	—	—	22,853
Other Liabilities	58	60	101	48
Total Liabilities	669	101,995	33,143	78,911
Net Assets	$136,475	$485,083	$1,201,068	$590,203
Net Assets Consist Of:
Paid-in Capital	$141,272	$493,035	$1,228,321	$570,153
Undistributed (Distributions in Excess of) Net Investment Income	(3,167)	229	4,123	(801)
Accumulated Net Realized Gain (Loss)	1,758	798	(18,715)	(3,183)
Unrealized Appreciation (Depreciation) on:
Investments	(3,099)	(8,932)	(11,914)	16,725
Foreign Currency Exchange Contracts and Translations	92	—	—	—
Futures Contracts	(381)	(3,220)	(14)	194
Securities Sold Short	—	—	—	116
Swap Agreements	—	3,173	(733)	6,999
Net Assets	$136,475	$485,083	$1,201,068	$590,203

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Assets and Liabilities (cont’d)

		Investment
	International	Grade Fixed	Limited
	Fixed Income	Income	Duration	Municipal
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$136,475	$483,948	$1,201,068	$590,203
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	13,766,246	43,616,212	116,604,028	46,475,343
Net Asset Value, Offering and Redemption Price Per Share	$9.91	$11.10	$10.30	$12.70
INVESTMENT CLASS:
Net Assets	$—	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	—	—	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—
ADVISER CLASS:
Net Assets	$—	$1,135	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	—	102,339	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$11.09	$—	$—

(1) Including:
Securities on Loan, at Value:	$—	$63,629	$—	$—
@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2006

			Mid Cap	U.S. Mid	U.S. Small
	Balanced	Equity	Growth	Cap Value	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends†	$1,548	$924	$10,411	$990	$2,987
Interest	2,115	57	1,558	156	472
Total Investment Income	3,663	981	11,969	1,146	3,459
Expenses:
Investment Advisory Fees (Note B)	652	241	5,039	531	2,120
Administration Fees (Note C)	116	38	806	59	255
Custodian Fees (Note E)	25	14	44	14	22
Shareholder Reporting Fees	11	33	353	7	92
Professional Fees	24	38	47	17	22
Shareholder Servicing Fees — Investment Class Shares (Note D)	3	—	—	4	—
Distribution Fees — Adviser Class Shares (Note D)	44	—	1,361	25	30
Transfer Agency Fees (Note F)	6	5	15	9	6
Trustees’ Fees and Expenses	3	2	15	4	6
Other Expenses	25	23	109	21	73
Total Expenses	909	394	7,789	691	2,626
Waiver of Investment Advisory Fees (Note B)	—	(50)	—	—	—
Expense Offset (Note E)	(1)	@—	(3)	@—	(1)
Net Expenses	908	344	7,786	691	2,625
Net Investment Income (Loss)	2,755	637	4,183	455	834
Realized Gain (Loss):
Investments Sold	17,940	21,611	61,547	16,712	41,615
Foreign Currency Transactions	(281)	—	—
Futures Contracts	219	—	—	—	—
Swap Agreements	161	—	—
Net Realized Gain (Loss)	18,039	21,611	61,547	16,712	41,615
Change in Unrealized Appreciation (Depreciation):
Investments	(7,148)	(18,228)	218,766	(2,437)	49,267
Foreign Currency Exchange Contracts and Translations	99	—	—	—	—
Futures Contracts	321	—	—	—	—
Swap Agreements	1,431	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(5,297)	(18,228)	218,766	(2,437)	49,267
Total Net Realized Gain (Loss) and Change in Unrealized
Appreciation (Depreciation)	12,742	3,383	280,313	14,275	90,882
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,497	$4,020	$284,496	$14,730	$91,716

† Net of $1, $1, $28 and $7, foreign withholding tax for the Balanced, Equity, Mid Cap Growth and U.S. Small Cap Value Portfolios, respectively.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2006

		Core	Core Plus
		Fixed	Fixed		Intermediate
	Value	Income	Income	High Yield	Duration
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends	$13,027	$29	$633	$53	$7
Interest†	685	4,345	55,396	9,183	7,609
Total Investment Income	13,712	4,374	56,029	9,236	7,616
Expenses:
Investment Advisory Fees (Note B)	2,532	423	4,204	480	670
Administration Fees (Note C)	406	90	1,021	92	143
Custodian Fees (Note E)	27	10	62	18	11
Shareholder Reporting Fees	94	83	82	60	14
Professional Fees	53	21	88	24	18
Shareholder Servicing Fees — Investment Class Shares (Note D)	44	—	266	1	261
Distribution Fees — Adviser Class Shares (Note D)	822	12	146	7	—
Transfer Agency Fees (Note F)	11	4	14	8	4
Trustees’ Fees and Expenses	12	2	26	4	2
Other Expenses	47	27	67	22	20
Total Expenses	4,048	672	5,976	716	1,143
Waiver of Investment Advisory Fees (Note B)	—	(94)	—	—	—
Expense Offset (Note E)	(5)	(2)	(20)	(1)	(7)
Net Expenses	4,043	576	5,956	715	1,136
Net Investment Income (Loss)	9,669	3,798	50,073	8,521	6,480
Realized Gain (Loss):
Investments Sold	142,280	1,482	8,429	(2,688)	(611)
Foreign Currency Transactions	—	—	59	170	—
Futures Contracts	—	(1,003)	(3,830)	60	(1,308)
Swap Agreements	—	460	5,164	53	(195)
Net Realized Gain (Loss)	142,280	939	9,822	(2,405)	(2,114)
Change in Unrealized Appreciation (Depreciation):
Investments	(77,890)	(7,058)	(78,545)	483	(2,006)
Foreign Currency Exchange Contracts and Translations	—	—	(54)	(190)	—
Futures Contracts	—	(1,179)	(11,412)	(275)	(1,212)
Swap Agreements	—	4,203	44,861	3	50
Net Change in Unrealized Appreciation (Depreciation)	(77,890)	(4,034)	(45,150)	21	(3,168)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	64,390	(3,095)	(35,328)	(2,384)	(5,282)
Net Increase (Decrease) in Net Assets Resulting from Operations	$74,059	$703	$14,745	$6,137	$1,198

† Net of $2 foreign withholding tax for the Core Plus Fixed Income Portfolio.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2006

	International	Investment	Limited
	Fixed Income	Grade Fixed	Duration	Municipal
	Portfolio	Income Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Investment Income:
Dividends	$—	$70	$17	$172
Interest	1,739	9,622	23,490	9,125
Total Investment Income	1,739	9,692	23,507	9,297
Expenses:
Investment Advisory Fees (Note B)	269	930	1,731	1,007
Administration Fees (Note C)	57	198	461	215
Custodian Fees (Note E)	16	19	30	16
Shareholder Reporting Fees	63	32	117	21
Professional Fees	22	27	37	23
Distribution Fees — Adviser Class Shares (Note D)	—	2	—	—
Transfer Agency Fees (Note F)	4	6	3	4
Trustees’ Fees and Expenses	1	5	7	3
Other Expenses	21	35	65	34
Total Expenses	453	1,254	2,451	1,323
Waiver of Investment Advisory Fees (Note B)	—	—	—	—
Waiver of Distribution Fees — Adviser Class Shares (Note D)	—	(1)	—	—
Expense Offset (Note E)	@—	(3)	(6)	(1)
Net Expenses	453	1,250	2,445	1,322
Net Investment Income (Loss)	1,286	8,442	21,062	7,975
Realized Gain (Loss):
Investments Sold	964	5,539	(2,229)	(956)
Foreign Currency Transactions	1,378	—	—	—
Futures Contracts	(389)	(1,938)	(89)	(517)
Swap Agreements	—	1,007	(400)	1,348
Net Realized Gain (Loss)	1,953	4,608	(2,718)	(125)
Change in Unrealized Appreciation (Depreciation):
Investments	(7,870)	(18,451)	(981)	(3,635)
Foreign Currency Exchange Contracts and Translations	58	—	—	—
Futures Contracts	(277)	(2,472)	521	184
Securities Sold Short	—	—	—	(70)
Swap Agreements	—	9,598	(294)	7,372
Net Change in Unrealized Appreciation (Depreciation)	(8,089)	(11,325)	(754)	3,851
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(6,136)	(6,717)	(3,472)	3,726
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,850)	$1,725	$17,590	$11,701

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Statements of Changes in Net Assets

	Balanced Portfolio		Equity Portfolio		Mid Cap Growth Portfolio
	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September	Ended March	September
	31, 2006	30,	31, 2006	30,	31, 2006	30,
	(unaudited)	2005	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,755	$5,424	$637	$2,783	$4,183	$(3,759)
Net Realized Gain (Loss)	18,039	17,048	21,611	23,321	61,547	203,796
Net Change in Unrealized Appreciation (Depreciation)	(5,297)	8,495	(18,228)	7,117	218,766	151,416
Net Increase (Decrease) in Net Assets Resulting from Operations	15,497	30,967	4,020	33,221	284,496	351,453
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(3,433)	(5,185)	(1,134)	(2,799)	—	—
Investment Class:
Net Investment Income	(50)	(76)	—	—	—	—
Adviser Class:
Net Investment Income	(454)	(953)	—	@—	—	—
Total Distributions	(3,937)	(6,214)	(1,134)	(2,799)	—	—
Capital Share Transactions:(1)
Institutional Class:
Subscribed	51,507	52,554	4,913	35,727	312,047	208,367
Distributions Reinvested	3,425	5,176	1,131	2,788	—	—
Redeemed	(56,321)	(44,741)	(118,892)	(73,837)	(155,978)	(202,466)
Investment Class:
Subscribed	107	199	—	—	—	—
Distributions Reinvested	50	76	—	—	—	—
Adviser Class:
Subscribed	3,216	9,369	—	—	237,283	242,693
Distributions Reinvested	454	953	—	@—	—	—
Redeemed	(6,264)	(34,368)	—	(6)	(98,871)	(225,705)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,826)	(10,782)	(112,848)	(35,328)	294,481	22,889
Redemption Fees	@—	—	@—	—	2	—
Total Increase (Decrease) in Net Assets	7,734	13,971	(109,962)	(4,906)	578,979	374,342
Net Assets:
Beginning of Period	278,299	264,328	177,607	182,513	1,691,879	1,317,537
End of Period	$286,033	$278,299	$67,645	$177,607	$2,270,858	$1,691,879
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$831	$2,013	$244	$741	$4,156	$—
Accumulated Net Investment Loss Included in End of Period Net Assets	—	—	—	—	—	(27)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	4,296	4,576	398	3,194	12,378	9,900
Shares Issued on Distributions Reinvested	283	457	92	250	—	—
Shares Redeemed	(4,602)	(3,923)	(9,673)	(6,541)	(6,020)	(9,641)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(23)	1,110	(9,183)	(3,097)	6,358	259
Investment Class:
Shares Subscribed	9	17	—	—	—	—
Shares Issued on Distributions Reinvested	4	7	—	—	—	—
Net Increase (Decrease) in Investment Class Shares Outstanding	13	24	—	—	—	—
Adviser Class:
Shares Subscribed	265	822	—	—	9,722	11,629
Shares Issued on Distributions Reinvested	37	84	—	#—	—	—
Shares Redeemed	(529)	(2,999)	—	(1)	(4,018)	(11,039)
Net Increase (Decrease) in Adviser Class Shares Outstanding	(227)	(2,093)	—	(1)	5,704	590

@       Amount is less than $500.

#            Shares are less than 500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Statements of Changes in Net Assets

	U.S. Mid Cap Value		U.S. Small Cap Value		Value
	Portfolio		Portfolio		Portfolio
	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September	Ended March	September
	31, 2006	30,	31, 2006	30,	31, 2006	30,
	(unaudited)	2005	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$455	$935	$834	$4,749	$9,669	$25,313
Net Realized Gain (Loss)	16,712	60,153	41,615	31,605	142,280	155,579
Change in Unrealized Appreciation (Depreciation)	(2,437)	(12,700)	49,267	34,479	(77,890)	(43,439)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,730	48,388	91,716	70,833	74,059	137,453
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(935)	(932)	(4,962)	(168)	(3,741)	(4,714)
Net Realized Gain	—	—	(32,618)	(33,120)	(21,707)	—
Investment Class:
Net Investment Income	(36)	(13)	—	—	(692)	(710)
Net Realized Gain	—	—	—	—	(4,260)	—
Adviser Class:
Net Investment Income	(106)	(55)	(105)	—	(12,433)	(15,036)
Net Realized Gain	—	—	(1,102)	(2,115)	(79,388)	—
Total Distributions	(1,077)	(1,000)	(38,787)	(35,403)	(122,221)	(20,460)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	18,657	41,928	381,997	60,278	31,279	60,966
Distributions Reinvested	902	908	37,251	30,907	21,569	4,085
Redeemed	(44,315)	(198,110)	(67,415)	(151,630)	(45,547)	(71,665)
Investment Class:
Subscribed	1,629	1,169	—	—	3,923	21,250
Distributions Reinvested	35	13	—	—	4,953	710
Redeemed	(2,377)	(5,815)	—	—	(5,805)	(6,461)
Adviser Class:
Subscribed	3,705	10,601	1,935	7,666	34,564	292,048
Distributions Reinvested	104	55	1,207	2,115	91,754	15,023
Redeemed	(16,830)	(49,419)	(5,504)	(8,663)	(1,002,562)	(225,431)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(38,490)	(198,670)	349,471	(59,327)	(865,872)	90,525
Redemption Fees	—	—	3	—	4	—
Total Increase (Decrease) in Net Assets	(24,837)	(151,282)	402,403	(23,897)	(914,030)	207,518
Net Assets:
Beginning of Period	159,638	310,920	381,531	405,428	1,464,936	1,257,418
End of Period	$134,801	$159,638	$783,934	$381,531	$550,906	$1,464,936
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$178	$800	$431	$4,664	$2,515	$9,712
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	712	1,789	15,826	2,625	1,753	3,481
Shares Issued on Distributions Reinvested	34	39	1,576	1,380	1,244	234
Shares Redeemed	(1,666)	(8,510)	(2,755)	(6,632)	(2,570)	(4,068)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(920)	(6,682)	14,647	(2,627)	427	(353)
Investment Class:
Shares Subscribed	63	50	—	—	221	1,223
Shares Issued on Distributions Reinvested	1	1	—	—	285	41
Shares Redeemed	(90)	(254)	—	—	(330)	(366)
Net Increase (Decrease) in Investment Class Shares Outstanding	(26)	(203)	—	—	176	898
Adviser Class:
Shares Subscribed	142	458	80	331	1,929	16,797
Shares Issued on Distributions Reinvested	4	2	51	95	5,296	861
Shares Redeemed	(645)	(2,079)	(229)	(376)	(58,501)	(12,774)
Net Increase (Decrease) in Adviser Class Shares Outstanding	(499)	(1,619)	(98)	50	(51,276)	4,884

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Statements of Changes in Net Assets

	Core Fixed		Core Plus Fixed		High Yield
	Income Portfolio		Income Portfolio		Portfolio
	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September	Ended March	September
	31, 2006	30,	31, 2006	30,	31, 2006	30,
	(unaudited)	2005	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,798	$8,768	$50,073	$99,445	$8,521	$19,605
Net Realized Gain (Loss)	939	4,933	9,822	48,513	(2,405)	9,857
Net Change in Unrealized Appreciation (Depreciation)	(4,034)	(3,143)	(45,150)	(33,602)	21	(15,297)
Net Increase (Decrease) in Net Assets Resulting from Operations	703	10,558	14,745	114,356	6,137	14,165
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(6,309)	(9,298)	(60,182)	(100,354)	(10,257)	(21,413)
Net Realized Gain	(2,265)	(3,935)	—	—	—	—
Investment Class:
Net Investment Income	—	—	(9,352)	(8,915)	(15)	(24)
Adviser Class:
Net Investment Income	(272)	(373)	(3,171)	(4,919)	(285)	(1,176)
Net Realized Gain	(102)	(166)	—	—	—	—
Total Distributions	(8,948)	(13,772)	(72,705)	(114,188)	(10,557)	(22,613)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	28,306	65,377	203,011	409,577	70,808	87,578
Distributions Reinvested	8,562	13,214	55,383	92,105	9,848	20,449
Redeemed	(33,303)	(81,720)	(188,823)	(518,709)	(42,494)	(218,640)
Investment Class:
Subscribed	—	—	87,848	163,825	1,698	3,326
Distributions Reinvested	—	—	9,347	8,905	15	24
Redeemed	—	—	(235)	(9,050)	(1,699)	(3,315)
Adviser Class:
Subscribed	1,024	2,982	18,997	26,640	4,038	13,231
Distributions Reinvested	374	539	3,135	4,850	266	1,117
Redeemed	(1,272)	(2,993)	(8,524)	(33,530)	(5,559)	(25,393)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,691	(2,601)	180,139	144,613	36,921	(121,623)
Redemption Fees	@—	—	1	—	@—	—
Total Increase (Decrease) in Net Assets	(4,554)	(5,815)	122,180	144,781	32,501	(130,071)
Net Assets:
Beginning of Period	230,304	236,119	2,525,917	2,381,136	203,421	333,492
End of Period	$225,750	$230,304	$2,648,097	$2,525,917	$235,922	$203,421
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$103	$2,886	$6,462	$29,094	$2,946	$4,982
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	2,602	5,899	17,646	35,240	13,436	15,972
Shares Issued on Distributions Reinvested	791	1,204	4,812	7,980	1,890	3,744
Shares Redeemed	(3,055)	(7,346)	(16,399)	(44,618)	(8,076)	(39,687)
Net Increase (Decrease) in Institutional Class Shares Outstanding	338	(243)	6,059	(1,398)	7,250	(19,971)
Investment Class:
Shares Subscribed	—	—	7,639	14,094	320	608
Shares Issued on Distributions Reinvested	—	—	812	771	2	4
Shares Redeemed	—	—	(20)	(779)	(313)	(594)
Net Increase (Decrease) in Institutional Class Shares Outstanding	—	—	8,431	14,086	9	18
Adviser Class:
Shares Subscribed	95	270	1,651	2,291	763	2,418
Shares Issued on Distributions Reinvested	35	49	272	420	51	204
Shares Redeemed	(117)	(270)	(741)	(2,887)	(1,055)	(4,648)
Net Increase (Decrease) in Adviser Class Shares Outstanding	13	49	1,182	(176)	(241)	(2,026)

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Statements of Changes in Net Assets

	Intermediate Duration		International Fixed		Investment Grade Fixed
	Portfolio		Income Portfolio		Income Portfolio
	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September	Ended March	September
	31, 2006	30,	31, 2006	30,	31, 2006	30,
	(unaudited)	2005	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,480	$7,216	$1,286	$3,696	$8,442	$19,676
Net Realized Gain (Loss)	(2,114)	1,162	1,953	9,609	4,608	7,897
Net Change in Unrealized Appreciation (Depreciation)	(3,168)	(4,125)	(8,089)	(11,055)	(11,325)	(4,963)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,198	4,253	(4,850)	2,250	1,725	22,610
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(166)	(355)	(6,814)	(9,623)	(13,741)	(22,745)
Net Realized Gain	—	(22)	(680)	—	(2,329)	(6,580)
Investment Class:
Net Investment Income	(5,924)	(6,834)	—	—	—	—
Net Realized Gain	—	(477)	—	—	—	—
Adviser Class:
Net Investment Income	—	—	—	—	(31)	(51)
Net Realized Gain	—	—	—	—	(5)	(14)
Total Distributions	(6,090)	(7,688)	(7,494)	(9,623)	(16,106)	(29,390)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	1,097	3,222	16,085	54,663	73,707	128,202
Distributions Reinvested	146	341	7,289	9,092	15,492	28,331
Redeemed	(1,581)	(12,828)	(32,466)	(52,582)	(90,438)	(178,071)
Investment Class:
Subscribed	87,878	170,016	—	—	—	—
Distributions Reinvested	5,924	7,311	—	—	—	—
Redeemed	—	(8,031)	—	—	—	—
Adviser Class:
Subscribed	—	—	—	—	2	4
Distributions Reinvested	—	—	—	—	33	56
Redeemed	—	—	—	—	(56)	(255)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	93,464	160,031	(9,092)	11,173	(1,260)	(21,733)
Redemption Fees	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	88,572	156,596	(21,436)	3,800	(15,641)	(28,513)
Net Assets:
Beginning of Period	314,237	157,641	157,911	154,111	500,724	529,237
End of Period	$402,809	$314,237	$136,475	$157,911	$485,083	$500,724
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$1,446	$1,056	$(3,167)	$2,361	$229	$5,559
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	108	316	1,576	4,781	6,565	11,231
Shares Issued on Distributions Reinvested	14	33	727	775	1,380	2,504
Shares Redeemed	(156)	(1,240)	(3,143)	(4,661)	(8,058)	(15,627)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(34)	(891)	(840)	895	(113)	(1,892)
Investment Class:
Shares Subscribed	8,678	16,593	—	—	—	—
Shares Issued on Distributions Reinvested	586	714	—	—	—	—
Shares Redeemed	—	(776)	—	—	—	—
Net Increase (Decrease) in Investment Class Shares Outstanding	9,264	16,531	—	—	—	—
Adviser Class:
Shares Subscribed	—	—	—	—	#—	#—
Shares Issued on Distributions Reinvested	—	—	—	—	3	5
Shares Redeemed	—	—	—	—	(5)	(22)
Net Increase (Decrease) in Adviser Class Shares Outstanding	—	—	—	—	(2)	(17)

@       Amount is less than $500.

#            Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Statements of Changes in Net Assets

	Limited Duration		Municipal
	Portfolio		Portfolio
	Six Months	Year Ended	Six Months	Year Ended
	Ended March	September	Ended March	September
	31, 2006	30,	31, 2006	30,
	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$21,062	$30,339	$7,975	$13,776
Net Realized Gain (Loss)	(2,718)	(2,867)	(125)	1,628
Net Change in Unrealized Appreciation (Depreciation)	(754)	(12,224)	3,851	(594)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,590	15,248	11,701	14,810
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(21,483)	(30,593)	(10,223)	(14,606)
Total Distributions	(21,483)	(30,593)	(10,223)	(14,606)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	273,306	361,413	152,697	249,480
Distributions Reinvested	21,465	30,390	9,698	12,853
Redeemed	(159,766)	(263,869)	(82,709)	(122,184)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	135,005	127,934	79,686	140,149
Redemption Fees	—	—	@—	—
Total Increase (Decrease) in Net Assets	131,112	112,589	81,164	140,353
Net Assets:
Beginning of Period	1,069,956	957,367	509,039	368,686
End of Period	$1,201,068	$1,069,956	$590,203	$509,039
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$4,123	$4,544	$(801)	$1,447
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	26,539	34,769	12,049	19,733
Shares Issued on Distributions Reinvested	2,088	2,926	755	1,017
Shares Redeemed	(15,519)	(25,401)	(6,529)	(9,673)
Net Increase (Decrease) in Institutional Class Shares Outstanding	13,108	12,294	6,275	11,077

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Cash Flows

For the Six Months Ended March 31, 2006

		Core	Core Plus
		Fixed	Fixed
	Balanced	Income	Income
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$81,790	$110,300	$1,118,785
Purchases of Investments	(71,755)	(89,234)	(975,548)
Proceeds from Sales of Delayed Delivery Commitments	41,241	121,675	1,275,459
Purchases of Delayed Delivery Commitments	(48,535)	(142,942)	(1,420,050)
Net (Increase) Decrease in Short-Term Investments	3,115	4,428	(123,487)
Net Realized Gain (Loss) on Foreign Currency Transactions	(281)	—	59
Net Realized Gain (Loss) on Futures Contracts	219	(1,003)	(3,830)
Net Realized Gain (Loss) on Swap Agreements	161	460	5,164
Net Investment Income	2,755	3,798	50,073
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(3)	(34)	(541)
Net Increase (Decrease) in Payables Related to Operations	(1,117)	(3,281)	(37,494)
Accretion/Amortization of Discounts and Premiums	13	(13)	(2,369)
Net Cash Provided (Used) in Operating Activities	7,603	4,154	(113,779)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	54,865	29,309	306,059
Payment on Portfolio Shares Redeemed	(62,836)	(34,520)	(199,283)
Cash Dividends and Distributions Paid	(8)	(12)	(4,840)
Net Cash Provided (Used) by Financing Activities	(7,979)	(5,223)	101,936
Net Increase (Decrease) in Cash	(376)	(1,069)	(11,843)
Cash at Beginning of Period	376	1,076	11,926
Cash at End of Period	$—	$7	$83

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Statements of Cash Flows

For the Six Months Ended March 31, 2006

		Investment
	Intermediate	Grade Fixed	Limited
	Duration	Income	Duration
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$81,190	$304,415	$278,416
Purchases of Investments	(115,453)	(218,841)	(406,781)
Proceeds from Sales of Delayed Delivery Commitments	14,355	287,390	25,835
Purchases of Delayed Delivery Commitments	(25,444)	(345,689)	(26,661)
Net (Increase) Decrease in Short-Term Investments	(47,445)	(3,314)	(5,902)
Net Realized Gain (Loss) on Futures Contracts	(1,308)	(1,938)	(89)
Net Realized Gain (Loss) on Swap Agreements	(195)	1,007	(400)
Net Investment Income	6,480	8,442	21,062
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(336)	(26)	(578)
Net Increase (Decrease) in Payables Related to Operations	97	(15,007)	97
Accretion/Amortization of Discounts and Premiums	(769)	(152)	1,615
Net Cash Provided (Used) in Operating Activities	(88,828)	16,287	(113,386)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	88,960	74,165	273,542
Payment on Portfolio Shares Redeemed	(1,589)	(89,871)	(159,948)
Cash Dividends and Distributions Paid	(20)	(581)	(18)
Net Cash Provided (Used) by Financing Activities	87,351	(16,287)	113,576
Net Increase (Decrease) in Cash	(1,477)	—	190
Cash at Beginning of Period	1,477	—	125
Cash at End of Period	$—	$—	$315

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Balanced Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.95		$10.90	$10.15	$8.78	$10.60	$13.37
Income (Loss) from Investment Operations
Net Investment Income†	0.12		0.24	0.18	0.21	0.25	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.51		1.09	0.78	1.47	(1.75)	(2.07)
Total from Investment Operations	0.63		1.33	0.96	1.68	(1.50)	(1.72)
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.28)	(0.21)	(0.31)	(0.32)	(0.38)
Net Realized Gain	—		—	—	—	—	(0.67)
Total Distributions	(0.17)		(0.28)	(0.21)	(0.31)	(0.32)	(1.05)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$12.41		$11.95	$10.90	$10.15	$8.78	$10.60
Total Return	5.30	%‡	12.33%	9.49%	19.48%	(14.60)%	(13.51)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$245,514		$236,730	$203,889	$262,960	$250,796	$397,666
Ratio of Expenses to Average Net Assets	0.59	%*	0.62%	0.62%	0.60%	0.59%	0.58%
Ratio of Net Investment Income to Average Net Assets	1.94	%*	2.11%	1.67%	2.17%	2.37%	2.98%
Portfolio Turnover Rate^	38	%‡	111%	208%	84%	133%	157%

	Investment Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.93		$10.89	$10.13	$8.76	$10.61	$13.37
Income (Loss) from Investment Operations
Net Investment Income†	0.11		0.22	0.17	0.18	0.23	0.34
Net Realized and Unrealized Gain (Loss) on Investments	0.51		1.08	0.78	1.48	(1.78)	(2.08)
Total from Investment Operations	0.62		1.30	0.95	1.66	(1.55)	(1.74)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.26)	(0.19)	(0.29)	(0.30)	(0.35)
Net Realized Gain	—		—	—	—	—	(0.67)
Total Distributions	(0.16)		(0.26)	(0.19)	(0.29)	(0.30)	(1.02)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$12.39		$11.93	$10.89	$10.13	$8.76	$10.61
Total Return	5.23	%‡	12.09%	9.43%	19.28%	(15.03)%	(13.65)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,008		$3,706	$3,117	$8,209	$4,925	$6,284
Ratio of Expenses to Average Net Assets	0.74	%*	0.77%	0.77%	0.75%	0.74%	0.73%
Ratio of Net Investment Income to Average Net Assets	1.78	%*	1.95%	1.59%	2.02%	2.22%	2.83%
Portfolio Turnover Rate^	38	%‡	111%	208%	84%	133%	157%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
*	Annualized.
‡	Not Annualized.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Balanced Portfolio

	Adviser Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.93		$10.88	$10.13	$8.77	$10.57	$13.34
Income (Loss) from Investment Operations
Net Investment Income†	0.10		0.22	0.15	0.18	0.22	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.50		1.08	0.78	1.46	(1.74)	(2.09)
Total from Investment Operations	0.60		1.30	0.93	1.64	(1.52)	(1.76)
Distributions from and/or in Excess of:
Net Investment Income	(0.15)		(0.25)	(0.18)	(0.28)	(0.28)	(0.34)
Net Realized Gain	—		—	—	—	—	(0.67)
Total Distributions	(0.15)		(0.25)	(0.18)	(0.28)	(0.28)	(1.01)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$12.38		$11.93	$10.88	$10.13	$8.77	$10.57
Total Return	5.08	%‡	12.05%	9.27%	19.12%	(14.76)%	(13.79)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,511		$37,863	$57,322	$59,254	$51,761	$57,172
Ratio of Expenses to Average Net Assets	0.84	%*	0.87%	0.87%	0.85%	0.84%	0.84%
Ratio of Net Investment Income to Average Net Assets	1.67	%*	1.90%	1.42%	1.92%	2.12%	2.77%
Portfolio Turnover Rate^	38	%‡	111%	208%	84%	133%	157%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
*	Annualized.
‡	Not Annualized.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Equity Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.23		$10.36	$8.90	$7.18	$9.75	$17.28
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.08		0.16	0.14	0.11	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.50		1.87	1.44	1.72	(2.57)	(4.78)
Total from Investment Operations	0.58		2.03	1.58	1.83	(2.49)	(4.69)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.16)	(0.12)	(0.11)	(0.08)	(0.09)
Net Realized Gain	—		—	—	—	—	(2.75)
Total Distributions	(0.14)		(0.16)	(0.12)	(0.11)	(0.08)	(2.84)
Redemption Fees	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$12.67		$12.23	$10.36	$8.90	$7.18	$9.75
Total Return	4.78	%‡	19.76%	17.83%	25.78%	(25.71)%	(30.58)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$67,645		$177,607	$182,508	$150,432	$171,698	$403,062
Ratio of Expenses to Average Net Assets(1)	0.71	%*	0.65%	0.66%	0.63%	0.66%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.32	%*	1.45%	1.38%	1.35%	0.78%	0.71%
Portfolio Turnover Rate	13	%‡	49%	113%	59%	93%	160%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.82	%*	N/A	N/A	N/A	N/A	N/A
Net Investment Income (Loss) to Average Net Assets	1.22	%*	N/A	N/A	N/A	N/A	N/A

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Mid Cap Growth Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$23.54		$18.52	$15.42	$11.65	$14.80	$35.15
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.07	†	(0.03)†	(0.04)†	(0.05)†	(0.05)†	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	3.51		5.05	3.14	3.82	(3.10)	(16.44)
Total from Investment Operations	3.58		5.02	3.10	3.77	(3.15)	(16.49)
Distributions from and/or in Excess of:
Net Realized Gain	—		—	—	—	—	(3.86)
Redemption Fees	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$27.12		$23.54	$18.52	$15.42	$11.65	$14.80
Total Return	15.21	%‡	27.11%	20.10%	32.36%	(21.28)%	(50.80)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,042,523		$755,313	$589,479	$559,760	$438,778	$1,063,186
Ratio of Expenses to Average Net Assets	0.64	%*	0.62%	0.63%	0.64%	0.65%	0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57	%*	(0.12)%	(0.23)%	(0.37)%	(0.35)%	(0.25)%
Portfolio Turnover Rate	29	%‡	115%	147%	180%	221%	145%

	Adviser Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$22.97		$18.12	$15.13	$11.45	$14.59	$34.79
Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.03	†	(0.08)†	(0.08)†	(0.08)†	(0.09)†	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	3.43		4.93	3.07	3.76	(3.05)	(16.24)
Total from Investment Operations	3.46		4.85	2.99	3.68	(3.14)	(16.34)
Distributions from and/or in Excess of:
Net Realized Gain	—		—	—	—	—	(3.86)
Redemption Fees	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$26.43		$22.97	$18.12	$15.13	$11.45	$14.59
Total Return	15.06	%‡	26.77%	19.76%	32.14%	(21.52)%	(50.91)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,228,335		$936,566	$728,058	$531,571	$386,206	$656,786
Ratio of Expenses to Average Net Assets	0.89	%*	0.87%	0.88%	0.89%	0.90%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.28	%*	(0.37)%	(0.48)%	(0.62)%	(0.60)%	(0.50)%
Portfolio Turnover Rate	29	%‡	115%	147%	180%	221%	145%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

U.S. Mid Cap Value Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$25.65		$21.13	$18.07	$13.50	$16.91	$25.07
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.09		0.11	0.12	0.02	(0.01)	0.05
Net Realized and Unrealized Gain (Loss) on Investments	2.64		4.50	2.99	4.55	(3.38)	(4.91)
Total from Investment Operations	2.73		4.61	3.11	4.57	(3.39)	(4.86)
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.09)	(0.05)	—	(0.02)	(0.08)
Net Realized Gain	—		—	—	—	—	(3.22)
Total Distributions	(0.20)		(0.09)	(0.05)	—	(0.02)	(3.30)
Net Asset Value, End of Period	$28.18		$25.65	$21.13	$18.07	$13.50	$16.91
Total Return	10.69	%‡	21.86%	17.23%	33.85%	(20.09)%	(21.23)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$114,792		$128,084	$246,694	$441,775	$672,507	$1,096,021
Ratio of Expenses to Average Net Assets	0.90	%*	0.87%	0.90%	0.88%	0.89%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66	%*	0.49%	0.57%	0.13%	(0.05)%	0.22%
Portfolio Turnover Rate	33	%‡	72%	146%	138%	145%	176%

	Investment Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$25.51		$21.00	$17.95	$13.43	$16.83	$24.97
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.06		0.08	0.08	(0.01)	(0.03)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	2.64		4.47	2.99	4.53	(3.37)	(4.88)
Total from Investment Operations	2.70		4.55	3.07	4.52	(3.40)	(4.87)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.04)	(0.02)	—	—	(0.05)
Net Realized Gain	—		—	—	—	—	(3.22)
Total Distributions	(0.16)		(0.04)	(0.02)	—	—	(3.27)
Net Asset Value, End of Period	$28.05		$25.51	$21.00	$17.95	$13.43	$16.83
Total Return	10.63	%‡	21.67%	17.09%	33.66%	(20.20)%	(21.36)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,438		$5,611	$8,886	$13,004	$33,100	$46,063
Ratio of Expenses to Average Net Assets	1.05	%*	1.02%	1.05%	1.03%	1.04%	1.01%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.49	%*	0.33%	0.42%	(0.02)%	(0.20)%	0.05%
Portfolio Turnover Rate	33	%‡	72%	146%	138%	145%	176%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

U.S. Mid Cap Value Portfolio

	Adviser Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$25.48		$20.99	$17.95	$13.44	$16.87	$25.02
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.05		0.04	0.07	(0.02)	(0.05)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	2.64		4.47	2.97	4.53	(3.38)	(4.88)
Total from Investment Operations	2.69		4.51	3.04	4.51	(3.43)	(4.89)
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.02)	(0.00)#	—	—	(0.04)
Net Realized Gain	—		—	—	—	—	(3.22)
Total Distributions	(0.10)		(0.02)	(0.00)#	—	—	(3.26)
Net Asset Value, End of Period	$28.07		$25.48	$20.99	$17.95	$13.44	$16.87
Total Return	10.59	%‡	21.52%	16.95%	33.56%	(20.33)%	(21.40)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,571		$25,943	$55,340	$84,733	$99,553	$105,479
Ratio of Expenses to Average Net Assets	1.15	%*	1.12%	1.15%	1.13%	1.14%	1.11%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.42	%*	0.18%	0.32%	(0.12)%	(0.30)%	(0.03)%
Portfolio Turnover Rate	33	%‡	72%	146%	138%	145%	176%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized.
#	Amount is less than $0.005 per share.
*	Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

U.S. Small Cap Value Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$24.41		$22.26	$18.19	$14.04	$15.16	$21.18
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.03		0.30	0.04	0.03	0.06	0.10
Net Realized and Unrealized Gain (Loss) on Investments	2.85		3.93	4.06	4.18	(1.10)	(4.35)
Total from Investment Operations	2.88		4.23	4.10	4.21	(1.04)	(4.25)
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		(0.01)	(0.03)	(0.06)	(0.05)	(0.07)
Net Realized Gain	(1.15)		(2.07)	—	—	(0.03)	(1.70)
Total Distributions	(1.32)		(2.08)	(0.03)	(0.06)	(0.08)	(1.77)
Redemption Fees	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$25.97		$24.41	$22.26	$18.19	$14.04	$15.16
Total Return	12.33	%‡	19.83%	22.57%	30.09%	(6.97)%	(21.25)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$758,919		$355,671	$382,898	$536,620	$588,803	$1,017,346
Ratio of Expenses to Average Net Assets	0.81	%*	0.82%	0.90%	0.89%	0.89%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.27	%*	1.29%	0.18%	0.21%	0.35%	0.52%
Portfolio Turnover Rate	28	%‡	61%	104%	159%	118%	157%

	Adviser Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$24.29		$22.20	$18.16	$14.01	$15.13	$21.15
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	(0.00	)††	0.24	(0.02)	(0.01)	0.02	0.05
Net Realized and Unrealized Gain (Loss) on Investments	2.85		3.92	4.06	4.18	(1.11)	(4.34)
Total from Investment Operations	2.85		4.16	4.04	4.17	(1.09)	(4.29)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		—	—	(0.02)	(0.00)#	(0.03)
Net Realized Gain	(1.15)		(2.07)	—	—	(0.03)	(1.70)
Total Distributions	(1.26)		(2.07)	—	(0.02)	(0.03)	(1.73)
Redemption Fees	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$25.88		$24.29	$22.20	$18.16	$14.01	$15.13
Total Return	12.22	%‡	19.49%	22.30%	29.76%	(7.22)%	(21.46)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,015		$25,860	$22,530	$64,391	$51,964	$55,259
Ratio of Expenses to Average Net Assets	1.06	%*	1.07%	1.15%	1.14%	1.14%	1.11%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02	)%*	1.06%	(0.07)%	(0.04)%	0.10%	0.26%
Portfolio Turnover Rate	28	%‡	61%	104%	159%	118%	157%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
*	Annualized.
‡	Not Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Value Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$17.89		$16.44	$13.64	$10.65	$13.80	$12.86
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.18		0.33	0.27	0.19	0.16	0.19
Net Realized and Unrealized Gain (Loss) on Investments	1.08		1.40	2.79	2.99	(3.14)	0.93
Total from Investment Operations	1.26		1.73	3.06	3.18	(2.98)	1.12
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.28)	(0.26)	(0.19)	(0.17)	(0.18)
Net Realized Gain	(1.32)		—	—	—	—	—
Total Distributions	(1.55)		(0.28)	(0.26)	(0.19)	(0.17)	(0.18)
Redemption Fees	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$17.60		$17.89	$16.44	$13.64	$10.65	$13.80
Total Return	7.19	%‡	10.55%	22.56%	30.19%	(21.93)%	8.68%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$296,311		$293,426	$275,494	$363,636	$456,996	$656,007
Ratio of Expenses to Average Net Assets	0.65	%*	0.60%	0.63%	0.63%	0.64%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.05	%*	1.88%	1.75%	1.57%	1.09%	1.26%
Portfolio Turnover Rate	13	%‡	38%	95%	65%	42%	38%

	Investment Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$17.91		$16.46	$13.65	$10.65	$13.80	$12.86
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.17		0.31	0.25	0.17	0.14	0.16
Net Realized and Unrealized Gain (Loss) on Investments	1.08		1.39	2.79	3.00	(3.15)	0.93
Total from Investment Operations	1.25		1.70	3.04	3.17	(3.01)	1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.25)	(0.23)	(0.17)	(0.14)	(0.15)
Net Realized Gain	(1.32)		—	—	—	—	—
Total Distributions	(1.53)		(0.25)	(0.23)	(0.17)	(0.14)	(0.15)
Redemption Fees	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$17.63		$17.91	$16.46	$13.65	$10.65	$13.80
Total Return	7.15	%‡	10.38%	22.37%	30.06%	(22.06)%	8.46%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$60,424		$58,236	$38,742	$26,169	$19,440	$19,552
Ratio of Expenses to Average Net Assets	0.80	%*	0.75%	0.78%	0.78%	0.79%	0.77%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.90	%*	1.73%	1.60%	1.42%	0.94%	1.08%
Portfolio Turnover Rate	13	%‡	38%	95%	65%	42%	38%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Value Portfolio

	Adviser Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$17.86		$16.42	$13.62	$10.63	$13.78	$12.83
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.16		0.29	0.23	0.16	0.12	0.15
Net Realized and Unrealized Gain (Loss) on Investments	1.08		1.38	2.79	2.99	(3.14)	0.94
Total from Investment Operations	1.24		1.67	3.02	3.15	(3.02)	1.09
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.23)	(0.22)	(0.16)	(0.13)	(0.14)
Net Realized Gain	(1.32)		—	—	—	—	—
Total Distributions	(1.52)		(0.23)	(0.22)	(0.16)	(0.13)	(0.14)
Redemption Fees	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$17.58		$17.86	$16.42	$13.62	$10.63	$13.78
Total Return	7.11	%‡	10.24%	22.28%	29.87%	(22.17)%	8.49%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$194,171		$1,113,274	$943,182	$622,230	$534,668	$805,799
Ratio of Expenses to Average Net Assets	0.86	%*	0.85%	0.88%	0.88%	0.89%	0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.84	%*	1.63%	1.50%	1.32%	0.84%	0.99%
Portfolio Turnover Rate	13	%‡	38%	95%	65%	42%	38%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Core Fixed Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.09		$11.26	$11.26	$11.46	$11.15	$10.46
Income (Loss) from Investment Operations
Net Investment Income†	0.18		0.40	0.33	0.32	0.44	0.65
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		0.07	0.14	0.19	0.42	0.73
Total from Investment Operations	0.04		0.47	0.47	0.51	0.86	1.38
Distributions from and/or in excess of:
Net Investment Income	(0.32)		(0.45)	(0.47)	(0.51)	(0.55)	(0.69)
Net Realized Gain	(0.12)		(0.19)	—	(0.20)	—	—
Total Distributions	(0.44)		(0.64)	(0.47)	(0.71)	(0.55)	(0.69)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$10.69		$11.09	$11.26	$11.26	$11.46	$11.15
Total Return	0.33	%‡	4.35%	4.33%	4.61%	7.98%	13.68%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$216,027		$220,350	$226,555	$320,036	$310,546	$195,467
Ratio of Expenses to Average Net Assets (1)	0.50	%*	0.50%	0.50%	0.50%	0.50%	0.51%
Ratio of Net Investment Income to Average Net Assets(1)	3.38	%*	3.62%	2.94%	2.82%	3.89%	6.04%
Portfolio Turnover Rate^	81	%‡	236%	371%	109%	86%	86%

(1)Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.58	%*	0.53%	0.52%	0.51%	0.53%	N/A
Net Investment Income to Average Net Assets	3.30	%*	3.59%	2.92%	2.81%	3.86%	N/A

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Core Fixed Income Portfolio

	Adviser Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.03		$11.21	$11.22	$11.42	$11.10	$10.43
Income (Loss) from Investment Operations
Net Investment Income†	0.17		0.37	0.30	0.29	0.41	0.62
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		0.06	0.14	0.19	0.43	0.72
Total from Investment Operations	0.03		0.43	0.44	0.48	0.84	1.34
Distributions from and/or in excess of:
Net Investment Income	(0.31)		(0.42)	(0.45)	(0.48)	(0.52)	(0.67)
Net Realized Gain	(0.12)		(0.19)	0.00	(0.20)	—	—
Total Distributions	(0.43)		(0.61)	(0.45)	(0.68)	(0.52)	(0.67)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$10.63		$11.03	$11.21	$11.22	$11.42	$11.10
Total Return	0.20	%‡	4.01%	4.12%	4.28%	7.85%	13.29%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,723		$9,954	$9,564	$10,585	$9,054	$4,635
Ratio of Expenses to Average Net Assets(2)	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets(2)	3.13	%*	3.37%	2.69%	2.57%	3.64%	5.72%
Portfolio Turnover Rate^	81	%‡	236%	371%	109%	86%	86%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.83	%*	0.78%	0.77%	0.76%	0.78%	N/A
Net Investment Income to Average Net Assets	3.05	%*	3.34%	2.67%	2.56%	3.61%	N/A

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Core Plus Fixed Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.69		$11.69	$11.71	$11.82	$11.84	$11.25
Income (Loss) from Investment Operations
Net Investment Income	0.23	†	0.47 †	0.38 †	0.40 †	0.55 †	0.75
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)		0.08	0.17	0.31	0.17	0.62
Total from Investment Operations	0.07		0.55	0.55	0.71	0.72	1.37
Distributions from and/or in Excess of:
Net Investment Income	(0.34)		(0.55)	(0.57)	(0.67)	(0.74)	(0.78)
Net Realized Gain	—		—	—	(0.15)	—	—
Total Distributions	(0.34)		(0.55)	(0.57)	(0.82)	(0.74)	(0.78)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$11.42		$11.69	$11.69	$11.71	$11.82	$11.84
Total Return	0.65	%‡	4.84%	4.80%	6.24%	6.30%	12.74%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,124,568		$2,102,609	$2,120,149	$2,600,453	$3,883,346	$4,142,009
Ratio of Expenses to Average Net Assets	0.44	%*	0.45%	0.50%	0.50%	0.50%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.95	%*	4.04%	3.29%	3.39%	4.69%	6.46%
Portfolio Turnover Rate^	80	%‡	180%	334%	92%	110%	111%

	Investment Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.68		$11.69	$11.71	$11.81	$11.84	$11.25
Income (Loss) from Investment Operations
Net Investment Income	0.22	†	0.45 †	0.36 †	0.37 †	0.53 †	0.72
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		0.07	0.17	0.33	0.16	0.64
Total from Investment Operations	0.07		0.52	0.53	0.70	0.69	1.36
Distributions from and/or in Excess of:
Net Investment Income	(0.33)		(0.53)	(0.55)	(0.65)	(0.72)	(0.77)
Net Realized Gain	—		—	—	(0.15)	—	—
Total Distributions	(0.33)		(0.53)	(0.55)	(0.80)	(0.72)	(0.77)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$11.42		$11.68	$11.69	$11.71	$11.81	$11.84
Total Return	0.58	%‡	4.61%	4.73%	6.07%	6.08%	12.59%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$399,863		$310,592	$146,146	$114,509	$83,308	$74,905
Ratio of Expenses to Average Net Assets	0.59	%*	0.60%	0.65%	0.65%	0.65%	0.63%
Ratio of Net Investment Income to Average Net Assets	3.81	%*	3.89%	3.14%	3.24%	4.54%	6.28%
Portfolio Turnover Rate^	80	%‡	180%	334%	92%	110%	111%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended March 31, 2006. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Core Plus Fixed Income Portfolio

	Adviser Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.67		$11.68	$11.70	$11.81	$11.83	$11.24
Income (Loss) from Investment Operations
Net Investment Income	0.21	†	0.44 †	0.35 †	0.36 †	0.52 †	0.71
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		0.07	0.17	0.32	0.15	0.63
Total from Investment Operations	0.06		0.51	0.52	0.68	0.67	1.34
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.52)	(0.54)	(0.64)	(0.69)	(0.75)
Net Realized Gain	—		—	—	(0.15)	—	—
Total Distributions	(0.32)		(0.52)	(0.54)	(0.79)	(0.69)	(0.75)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$11.41		$11.67	$11.68	$11.70	$11.81	$11.83
Total Return	0.53	%‡	4.49%	4.57%	5.99%	6.01%	12.43%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$123,666		$112,716	$114,841	$211,260	$200,034	$176,849
Ratio of Expenses to Average Net Assets	0.69	%*	0.70%	0.75%	0.75%	0.75%	0.73%
Ratio of Net Investment Income to Average Net Assets	3.70	%*	3.79%	3.04%	3.14%	4.44%	6.20%
Portfolio Turnover Rate^	80	%‡	180%	334%	92%	110%	111%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended March 31, 2006. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

High Yield Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$5.40		$5.59	$5.30	$4.41	$5.75	$7.86
Income (Loss) from Investment Operations
Net Investment Income†	0.20		0.40	0.42	0.43	0.54	0.78
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		(0.15)	0.20	0.77	(1.16)	(1.95)
Total from Investment Operations	0.13		0.25	0.62	1.20	(0.62)	(1.17)
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.44)	(0.33)	(0.31)	(0.72)	(0.94)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$5.28		$5.40	$5.59	$5.30	$4.41	$5.75
Total Return	2.43	%‡	4.63%	12.11%	28.68%	(12.33)%	(16.27)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$229,773		$195,880	$314,440	$330,990	$366,956	$583,110
Ratio of Expenses to Average Net Assets	0.62	%*	0.62%	0.61%	0.61%	0.59%	0.57%
Ratio of Net Investment Income to Average Net Assets	7.46	%*	7.37%	7.70%	9.05%	10.13%	11.44%
Portfolio Turnover Rate	34	%‡	55%	89%	97%	79%	67%

	Investment Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$5.45		$5.62	$5.31	$4.41	$5.75	$7.87
Income (Loss) from Investment Operations
Net Investment Income†	0.20		0.40	0.41	0.45	0.53	0.77
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		(0.16)	0.21	0.76	(1.16)	(1.96)
Total from Investment Operations	0.12		0.24	0.62	1.21	(0.63)	(1.19)
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.41)	(0.31)	(0.31)	(0.71)	(0.93)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$5.34		$5.45	$5.62	$5.31	$4.41	$5.75
Total Return	2.32	%‡	4.43%	12.07%	28.69%	(12.54)%	(16.42)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,219		$1,192	$1,129	$1,329	$6,890	$9,603
Ratio of Expenses to Average Net Assets	0.77	%*	0.77%	0.76%	0.76%	0.74%	0.72%
Ratio of Net Investment Income to Average Net Assets	7.35	%*	7.20%	7.55%	8.90%	9.98%	11.32%
Portfolio Turnover Rate	34	%‡	55%	89%	97%	79%	67%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

High Yield Portfolio

	Adviser Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$5.42		$5.60	$5.31	$4.40	$5.72	$7.85
Income (Loss) from Investment Operations
Net Investment Income†	0.19		0.39	0.40	0.42	0.54	0.72
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		(0.14)	0.21	0.78	(1.15)	(1.92)
Total from Investment Operations	0.12		0.25	0.61	1.20	(0.61)	(1.20)
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.43)	(0.32)	(0.29)	(0.71)	(0.93)
Redemption Fees	$0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$5.30		$5.42	$5.60	$5.31	$4.40	$5.72
Total Return	2.28	%‡	4.52%	11.86%	28.54%	(12.24)%	(16.62)%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,930		$6,349	$17,923	$13,936	$13,178	$95,483
Ratio of Expenses to Average Net Assets	0.87	%*	0.87%	0.86%	0.86%	0.84%	0.83%
Ratio of Net Investment Income to Average Net Assets	7.20	%*	7.11%	7.45%	8.80%	9.88%	11.03%
Portfolio Turnover Rate	34	%‡	55%	89%	97%	79%	67%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Intermediate Duration Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.22		$10.40	$10.49	$10.71	$10.37	$9.67
Income (Loss) from Investment Operations
Net Investment Income	0.19	†	0.37 †	0.32 †	0.28 †	0.39 †	0.57
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(0.16)	(0.01)	0.14	0.43	0.69
Total from Investment Operations	0.05		0.21	0.31	0.42	0.82	1.26
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.36)	(0.40)	(0.36)	(0.48)	(0.56)
Net Realized Gain	—		(0.03)	—	(0.28)	—	—
Total Distributions	(0.18)		(0.39)	(0.40)	(0.64)	(0.48)	(0.56)
Net Asset Value, End of Period	$10.09		$10.22	$10.40	$10.49	$10.71	$10.37
Total Return	0.42	%‡	2.22%	3.06%	4.12%	8.12%	13.42%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,929		$9,393	$18,828	$23,991	$63,912	$50,814
Ratio of Expenses to Average Net Assets	0.49	%*	0.50%	0.53%	0.54%	0.54%	0.54%
Ratio of Net Investment Income to Average Net Assets	3.75	%*	3.59%	3.07%	2.63%	3.73%	5.62%
Portfolio Turnover Rate^	33	%‡	146%	211%	89%	61%	59%

	Investment Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.19		$10.37	$10.46	$10.68	$10.35	$9.66
Income (Loss) from Investment Operations
Net Investment Income	0.18	†	0.33 †	0.30 †	0.26 †	0.37 †	0.54
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(0.13)	(0.01)	0.15	0.43	0.70
Total from Investment Operations	0.04		0.20	0.29	0.41	0.80	1.24
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.35)	(0.38)	(0.35)	(0.47)	(0.55)
Net Realized Gain	—		(0.03)	—	(0.28)	—	—
Total Distributions	(0.18)		(0.38)	(0.38)	(0.63)	(0.47)	(0.55)
Net Asset Value, End of Period	$10.05		$10.19	$10.37	$10.46	$10.68	$10.35
Total Return	0.45	%‡	1.99%	2.86%	3.97%	8.02%	13.24%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$393,880		$304,844	$138,813	$99,441	$58,092	$35,094
Ratio of Expenses to Average Net Assets	0.64	%*	0.65%	0.68%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	3.62	%*	3.22%	2.92%	2.48%	3.58%	5.47%
Portfolio Turnover Rate^	33	%‡	146%	211%	89%	61%	59%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized.
*	Annualized.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

International Fixed Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.81		$11.24	$11.92	$9.88	$8.96	$8.88
Income (Loss) from Investment Operations
Net Investment Income	0.09	†	0.25 †	0.28 †	0.38 †	0.39	0.28 †
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)		0.01	0.63	1.66	0.53	0.04
Total from Investment Operations	(0.34)		0.26	0.91	2.04	0.92	0.32
Distributions from and/or in Excess of:
Net Investment Income	(0.51)		(0.69)	(1.59)	—	—	(0.24)
Net Realized Gain	(0.05)		—	—	—	—	—
Total Distributions	(0.56)		(0.69)	(1.59)	—	—	(0.24)
Net Asset Value, End of Period	$9.91		$10.81	$11.24	$11.92	$9.88	$8.96
Total Return	(3.08	)%‡	1.81%	7.95%	20.65%	10.27%	3.63%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$136,475		$157,911	$154,111	$114,932	$94,474	$77,363
Ratio of Expenses to Average Net Assets	0.63	%*	0.55%	0.56%	0.56%	0.60%	0.55%
Ratio of Net Investment Income to Average Net Assets	1.79	%*	2.17%	2.52%	3.51%	3.44%	3.31%
Portfolio Turnover Rate	7	%‡	38%	15%	41%	38%	71%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized.
*	Annualized.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Investment Grade Fixed Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.42		$11.57	$11.54	$11.57	$11.32	$10.67
Income (Loss) from Investment Operations
Net Investment Income	0.19	†	0.42 †	0.34 †	0.34 †	0.47 †	0.68
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		0.06	0.14	0.23	0.39	0.70
Total from Investment Operations	0.05		0.48	0.48	0.57	0.86	1.38
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.49)	(0.45)	(0.55)	(0.61)	(0.73)
Net Realized Gain	(0.05)		(0.14)	—	(0.05)	—	—
Total Distributions	(0.37)		(0.63)	(0.45)	(0.60)	(0.61)	(0.73)
Net Asset Value, End of Period	$11.10		$11.42	$11.57	$11.54	$11.57	$11.32
Total Return	0.33	%‡	4.39%	4.36%	5.00%	7.93%	13.45%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$483,948		$499,534	$527,837	$569,593	$556,252	$278,657
Ratio of Expenses to Average Net Assets (1)	0.50	%*	0.50%	0.50%	0.51%	0.51%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.40	%*	3.67%	2.94%	2.96%	4.15%	6.19%
Portfolio Turnover Rate^	87	%‡	240%	332%	81%	93%	89%

	Adviser Class
						May 20, 2002
	Six Months Ended					** to
	March 31, 2006		Year Ended September 30,			September
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	30, 2002
Net Asset Value, Beginning of Period	$11.42		$11.56	$11.53	$11.57	$11.18
Income (Loss) from Investment Operations
Net Investment Income†	0.18		0.41	0.32	0.32	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		0.06	0.14	0.22	0.15
Total from Investment Operations	0.03		0.47	0.46	0.54	0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.47)	(0.43)	(0.53)	(0.10)
Net Realized Gain	(0.05)		(0.14)	—	(0.05)	—
Total Distributions	(0.36)		(0.61)	(0.43)	(0.58)	(0.10)
Net Asset Value, End of Period	$11.09		$11.42	$11.56	$11.53	$11.57
Total Return	0.25	%‡	4.23%	4.10%	4.87%	4.40	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,135		$1,190	$1,400	$1,581	$1,714
Ratio of Expenses to Average Net Assets (2)	0.65	%*	0.65%	0.65%	0.66%	0.66	%*
Ratio of Net Investment Income to Average Net Assets (2)	3.25	%*	3.55%	2.79%	2.81%	4.00	%*
Portfolio Turnover Rate^	87	%‡	240%	332%	81%	93	%‡

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Distributor:
Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.76%	0.76	%*
Net Investment Income to Average Net Assets	3.15%	3.45%	2.69%	2.71%	3.90	%*

†	Per share amount is based on average shares outstanding.
‡	Not Annualized.
*	Annualized.
**	Initial offering of Adviser Class shares.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Limited Duration Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$10.34		$10.50	$10.65	$10.69	$10.59	$10.17
Income (Loss) from Investment Operations
Net Investment Income	0.19	†	0.30†	0.25 †	0.23 †	0.39	0.59
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		(0.15)	(0.10)	0.05	0.14	0.42
Total from Investment Operations	0.15		0.15	0.15	0.28	0.53	1.01
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.31)	(0.28)	(0.27)	(0.43)	(0.59)
Net Realized Gain	—		—	(0.02)	(0.05)	—	—
Total Distributions	(0.19)		(0.31)	(0.30)	(0.32)	(0.43)	(0.59)
Net Asset Value, End of Period	$10.30		$10.34	$10.50	$10.65	$10.69	$10.59
Total Return	1.49	%‡	1.44%	1.47%	2.65%	5.13%	10.23%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,201,068		$1,069,956	$957,367	$622,801	$429,937	$224,358
Ratio of Expenses to Average Net Assets	0.42	%*	0.42%	0.42%	0.43%	0.44%	0.43%
Ratio of Net Investment Income to Average Net Assets	3.66	%*	2.92%	2.36%	2.17%	3.45%	5.67%
Portfolio Turnover Rate^	26	%‡	66%	135%	68%	72%	59%

†	Per share amount is based on average shares outstanding.
‡	Not Annualized.
*	Annualized.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report
March 31, 2006

Financial Highlights

Municipal Portfolio

	Institutional Class
	Six Months Ended March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.66		$12.66	$12.53	$12.49	$12.14	$11.43
Income (Loss) from Investment Operations
Net Investment Income	0.19	†	0.40 †	0.38 †	0.50 †	0.47	0.48
Net Realized and Unrealized Gain (Loss) on Investments	0.09		0.02	0.14	(0.01)	0.39	0.72
Total from Investment Operations	0.28		0.42	0.52	0.49	0.86	1.20
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.42)	(0.39)	(0.45)	(0.51)	(0.49)
Redemption Fees	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$12.70		$12.66	$12.66	$12.53	$12.49	$12.14
Total Return	2.26	%‡	3.38%	4.02%	4.19%	7.27%	10.69%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$590,203		$509,039	$368,686	$313,999	$245,257	$164,504
Ratio of Expenses to Average Net Assets (1)	0.49	%*	0.50%	0.50%	0.50%	0.50%	0.51%
Ratio of Net Investment Income to Average Net Assets (1)	2.97	%*	3.12%	3.01%	4.01%	3.70%	4.03%
Portfolio Turnover Rate^	18	%‡	34%	105%	47%	72%	70%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	N/A	N/A	0.51%	0.51%	0.52%	0.51%
Net Investment Income to Average Net Assets	N/A	N/A	3.00%	4.00%	4.14%	4.65%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
‡	Not Annualized.
*	Annualized.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company. The Fund is comprised of seventeen active portfolios. The accompanying financial statements and financial highlights are those of the Balanced, Equity, Mid Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Investment Grade Fixed Income, Limited Duration, and Municipal Portfolios, all of which except the International Fixed Income Portfolio are considered diversified for purposes of the 1940 Act (each referred to as a “Portfolio”). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain Portfolios — Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D. The U.S. Small Cap Value Portfolio is authorized to issue unlimited shares per class but is currently closed to new accounts.

A. Significant Accounting Policies. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.               Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.               Repurchase Agreements: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

3.               Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statements of Assets & Liabilities. Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets & Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.               Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5.               Swap Agreements: Each Portfolio, (other than the Mid Cap Growth Portfolio), may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets & Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities.  Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statements of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statements of Assets & Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets & Liabilities.

6.               Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7.               Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

8.               Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Core Fixed Income and Limited Duration Portfolios) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Certain Portfolio’s net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

9.               Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

10.        Redemption Fees: Shares of the Balanced, Equity, Mid Cap Growth, U.S. Mid Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, Investment Grade Fixed Income, Intermediate Duration, Limited Duration, and Municipal Portfolios redeemed within seven days (30 days with respect to the U.S. Small Cap Value, High Yield and International Fixed Income Portfolios) of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect each Portfolio and its shareholders from the effects of short-term trading. These fees, if any, are included on the Statements of Changes in Net Assets.

11.        Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Interest income is recognized on the accrual basis.

Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on the annual percentage rate listed below, to each Portfolio’s average daily net assets for the quarter.

Annual Investment
Advisory
Portfolio	Fee
Balanced	0.450%

Equity	0.500% first $150 million
0.450% next $100 million
0.400% next $100 million
0.350% over $350 million

Mid Cap Growth	0.500%

U.S. Mid Cap Value	0.720% first $1 billion
0.650% over $1 billion

U.S. Small Cap Value	0.670% first $500 million
0.645% next $500 million
0.620% over $1 billion

Value	0.500% first $1 billion
0.450% next $1 billion
0.400% next $1 billion
0.350% over $3 billion

Core Fixed Income	0.375%

Core Plus Fixed Income	0.375% first $1 billion
0.300% over $1 billion

High Yield	0.420% first $500 million
0.345% next $250 million
0.295% next $250 million
0.270% next $1 billion
0.245% next $1 billion
0.220% over $3 billion

Intermediate Duration	0.375%

International Fixed Income	0.375%

Investment Grade Fixed Income	0.375%

Limited Duration	0.300%

Municipal	0.375%

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

With respect to certain portfolios, the Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, so that annual operating expenses will not exceed voluntary expense limitations established for each class of shares as presented in the table below.

Voluntary Expense Limitations
	Institutional	Investment	Adviser
Portfolio	Class	Class	Class

Balanced	—%	—%	—%
Equity	0.640	—	—
Mid Cap Growth	—	—	—
U.S. Mid Cap Value	—	—	—
U.S. Small Cap Value	—	—	—
Core Fixed Income	0.500	0.500	0.750
Core Plus Fixed Income	—	—	—
High Yield	—	—	—
Intermediate Duration	—	—	—
International Fixed Income	—	—	—
Investment Grade Fixed Income	—	—	—
Limited Duration	—	—	—
Municipal	0.500	—	—

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the International Fixed Income Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolio, makes certain day-to-day investment decisions for the Portfolio and places certain of the Portfolio’s purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C. Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D. Distribution and Shareholder Servicing Fees. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides certain classes of shares in each Portfolio with distribution and shareholder services, and receives fees in connection with these services, pursuant to a Distribution Plan and a Shareholder Service Plan (the “Plans”) in accordance with Rule 12b-1 under the 1940 Act.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to compensate the Distributor for distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of up to 0.25% of average daily net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average daily net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Adviser Class Shares’ average daily net assets for the Investment Grade Fixed Income Portfolio.

E. Custodian Fees. JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Transfer Agency Fees. JPMIS serves as transfer agent to the Fund pursuant to a Transfer Agency Agreement.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

G. Portfolio Investment Activity.

1.               Purchases and Sales of Securities: For the six months ended March 31, 2006, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)
Balanced	$96,656	$108,698
Equity	12,752	122,767
Mid Cap Growth	836,808	565,895
U.S. Mid Cap Value	46,222	82,466
U.S. Small Cap Value	464,037	175,124
Value	23,544	13,624
Core Fixed Income	172,676	173,956
Core Plus Fixed Income	1,960,993	1,950,684
High Yield	81,465	74,254
Intermediate Duration	80,382	65,680
International Fixed Income	9,543	25,135
Investment Grade Fixed Income	405,001	425,883
Limited Duration	418,511	249,671
Municipal	119,331	35,282

For the six months ended March 31, 2006, purchases and sales of long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)
Balanced	$12,108	$17,145
Core Fixed Income	22,978	39,571
Core Plus Fixed Income	137,147	242,734
High Yield	21,376	—
Intermediate Duration	45,511	29,855
Investment Grade Fixed Income	71,042	115,137
Limited Duration	—	45,497
Municipal	51,857	66,671

2.               Transactions with Affiliates: During the six months ended March 31, 2006, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/ dealer.

Broker
Commissions
Portfolio	(000)
U.S. Mid Cap Value	$5

3.               Swap Agreements:  At March 31, 2006, the following Portfolios had open Swap Agreements:

						Net Unrealized Appreciation (Depreciation) (000)
		Notional Amount (000)
Counterparty	Termination Date		Type	Pay	Receive
Balanced Portfolio
Bank of America	8/15/19	$2,100	ZCS	at maturity	compounded 3 month LIBOR	$47
	8/15/19	1,850	ZCS	at maturity	compounded 3 month LIBOR	42
Citigroup	2/15/19	1,850	ZCS	at maturity	compounded 3 month LIBOR	45
	5/15/19	800	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	7
	11/15/19	300	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	@—
	5/15/20	500	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	17
	5/15/20	1,025	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	16
	8/15/20	550	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	3
	2/15/21	400	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(2)
	5/15/21	2,500	ZCS	at maturity	compounded 3 month LIBOR less 8.0 bps	(20)
	5/15/21	400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(3)
	5/15/21	400	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(3)
	5/15/21	1,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(11)
	5/15/21	290	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(3)
	5/15/21	310	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(3)
	5/15/21	320	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(4)
	5/15/21	1,150	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	12
	5/15/21	575	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	9
	5/15/21	575	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	26
Credit Suisse
First Boston	5/15/16	500	ZCS	at maturity	compounded 3 month LIBOR	15
	2/15/17	750	ZCS	at maturity	compounded 3 month LIBOR	36
	8/15/18	375	ZCS	at maturity	compounded 3 month LIBOR	(1)
	2/15/19	900	ZCS	at maturity	compounded 3 month LIBOR	26
	5/15/19	200	ZCS	at maturity	compounded 3 month LIBOR	5
	8/15/19	750	ZCS	at maturity	compounded 3 month LIBOR	(4)
	8/15/19	750	ZCS	at maturity	compounded 3 month LIBOR	(5)
	11/15/19	375	ZCS	at maturity	compounded 3 month LIBOR	(4)

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized Appreciation (Depreciation) (000)
		Notional Amount (000)
Counterparty	Termination Date		Type	Pay	Receive
Balanced Portfolio (cont’d)
Credit Suisse
First Boston	2/15/21	$1,250	ZCS	at maturity	compounded 3 month LIBOR	$(15)
	5/15/21	1,725	ZCS	at maturity	compounded 3 month LIBOR	27
	5/15/21	1,725	ZCS	at maturity	compounded 3 month LIBOR	14
Goldman Sachs	2/15/20	310	ZCS	at maturity	compounded 3 month LIBOR	(2)
	2/15/20	2,550	ZCS	at maturity	compounded 3 month LIBOR	61
	2/15/20	1,175	ZCS	at maturity	compounded 3 month LIBOR	28
	5/15/20	950	ZCS	at maturity	compounded 3 month LIBOR	29
	2/15/21	400	ZCS	at maturity	compounded 3 month LIBOR	(6)
	2/15/21	1,175	ZCS	at maturity	compounded 3 month LIBOR	13
	2/15/21	1,000	ZCS	at maturity	compounded 3 month LIBOR	8
	11/15/21	575	ZCS	at maturity	compounded 3 month LIBOR	6
						406
Core Fixed Income Portfolio
Bank of America	8/15/19	10,700	ZCS	at maturity	compounded 3 month LIBOR	231
	8/15/19	5,650	ZCS	at maturity	compounded 3 month LIBOR	127
Citigroup	2/15/19	5,650	ZCS	at maturity	compounded 3 month LIBOR	137
	11/15/19	1,150	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	2
	2/15/20	1,325	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	45
	2/15/20	1,325	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	41
	5/15/20	1,750	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	60
	5/15/20	3,500	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	55
	5/15/20	1,650	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	25
	5/15/20	9,750	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	109
	8/15/20	2,000	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	12
	2/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(6)
	5/15/21	2,000	ZCS	at maturity	compounded 3 month LIBOR less 8.0 bps	(16)
	5/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(13)
	5/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(11)
	5/15/21	4,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(49)
	5/15/21	1,090	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(13)
	5/15/21	1,150	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(10)
	5/15/21	1,190	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(15)
	5/15/21	4,350	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	45
	5/15/21	2,175	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	33
	5/15/21	2,200	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	101
	5/15/21	6,750	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	374
Credit Suisse
First Boston	5/15/16	1,000	ZCS	at maturity	compounded 3 month LIBOR	31
	2/15/17	2,000	ZCS	at maturity	compounded 3 month LIBOR	96
	8/15/18	1,850	ZCS	at maturity	compounded 3 month LIBOR	(7)
	2/15/19	2,750	ZCS	at maturity	compounded 3 month LIBOR	79
	5/15/19	1,000	ZCS	at maturity	compounded 3 month LIBOR	25
	8/15/19	2,000	ZCS	at maturity	compounded 3 month LIBOR	(14)
	8/15/19	2,000	ZCS	at maturity	compounded 3 month LIBOR	(10)
	11/15/19	1,850	ZCS	at maturity	compounded 3 month LIBOR	(18)
	2/15/21	3,600	ZCS	at maturity	compounded 3 month LIBOR	(44)
Goldman Sachs	6/20/11	1,000	CDS	fixed rate of 1.64%	upon the occurrence of a negative credit event(3)	—
	2/15/20	1,150	ZCS	at maturity	compounded 3 month LIBOR	8
	2/15/20	1,100	ZCS	at maturity	compounded 3 month LIBOR	26
	2/15/20	1,175	ZCS	at maturity	compounded 3 month LIBOR	28
	5/15/20	675	ZCS	at maturity	compounded 3 month LIBOR	20
	2/15/21	500	ZCS	at maturity	compounded 3 month LIBOR	6
	11/15/21	3,800	ZCS	at maturity	compounded 3 month LIBOR	24

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized Appreciation (Depreciation) (000)
		Notional
Counterparty	Termination Date	Amount (000)	Type	Pay	Receive
Core Fixed Income Portfolio (cont’d)
JPMorgan	3/20/11	$1,300	CDS	fixed rate of 0.65%	upon the occurrence of a negative credit event (4)	$8
						(1,522)
Core Plus Fixed Income Portfolio
Bank of America	8/15/19	63,850	ZCS	at maturity	compounded 3 month LIBOR	1,433
Citigroup	2/15/19	42,850	ZCS	at maturity	compounded 3 month LIBOR	1,034
	5/15/19	10,200	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	94
	11/15/19	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	7
	2/15/20	15,250	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	476
	2/15/20	15,250	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	476
	2/15/20	53,000	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	1,330
	2/15/20	52,000	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	1,199
	5/15/20	22,000	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	755
	5/15/20	25,725	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	396
	5/15/20	117,850	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	1,316
	5/15/20	20,350	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	319
	8/15/20	18,000	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	112
	2/15/21	8,250	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(33)
	5/15/21	10,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(110)
	5/15/21	9,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(113)
	5/15/21	9,700	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(89)
	5/15/21	10,440	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(131)
	5/15/21	46,300	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	477
	5/15/21	23,150	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	348
	5/15/21	23,100	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	1,056
	5/15/21	16,000	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	887
	11/15/21	23,150	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	152
	11/15/21	23,150	ZCS	at maturity	compounded 3 month LIBOR less 4.25 bps	145
Credit Suisse
First Boston	5/15/16	25,000	ZCS	at maturity	compounded 3 month LIBOR	771
	2/15/17	24,500	ZCS	at maturity	compounded 3 month LIBOR	1,172
	8/15/18	11,500	ZCS	at maturity	compounded 3 month LIBOR	(45)
	2/15/19	9,100	ZCS	at maturity	compounded 3 month LIBOR	260
	8/15/19	21,000	ZCS	at maturity	compounded 3 month LIBOR	(199)
	8/15/19	24,000	ZCS	at maturity	compounded 3 month LIBOR	(123)
	11/15/19	11,500	ZCS	at maturity	compounded 3 month LIBOR	(111)
	2/15/21	41,000	ZCS	at maturity	compounded 3 month LIBOR	(498)
	5/15/21	69,450	ZCS	at maturity	compounded 3 month LIBOR	294
	5/15/21	69,300	ZCS	at maturity	compounded 3 month LIBOR	1,066
	5/15/21	23,100	ZCS	at maturity	compounded 3 month LIBOR	668
Goldman Sachs	3/20/11	7,700	CDS	fixed rate of 0.80%	upon the occurrence of a negative credit event (2)	(15)
	6/20/11	7,900	CDS	fixed rate of 1.64%	upon the occurrence of a negative credit event (3)	—
	2/15/20	9,700	ZCS	at maturity	compounded 3 month LIBOR	(58)
	2/15/20	17,700	ZCS	at maturity	compounded 3 month LIBOR	423
	2/15/20	7,275	ZCS	at maturity	compounded 3 month LIBOR	174
	5/15/20	10,000	ZCS	at maturity	compounded 3 month LIBOR	301
	8/15/20	21,000	ZCS	at maturity	compounded 3 month LIBOR	657
	2/15/21	15,500	ZCS	at maturity	compounded 3 month LIBOR	177
	11/15/21	23,100	ZCS	at maturity	compounded 3 month LIBOR	337
	11/15/21	40,525	ZCS	at maturity	compounded 3 month LIBOR	256
JPMorgan	3/20/11	7,700	CDS	fixed rate of 0.65%	upon the occurrence of a negative credit event (4)	48
						17,091
High Yield
Goldman Sachs	3/20/11	1,000	CDS	fixed rate of 0.80%	upon the occurrence of a negative credit event (2)	(3)

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized
		Notional				Appreciation
	Termination	Amount				(Depreciation)
Counterparty	Date	(000)	Type	Pay	Receive	(000)
High Yield (cont'd)
	6/20/11	$1,400	CDS	fixed rate of 1.64%	upon the occurrence of a negative credit event (3)	$—
JPMorgan	3/20/11	1,000	CDS	fixed rate of 0.65%	upon the occurrence of a negative credit event (4)	6
						3
Intermediate Duration Portfolio
Goldman Sachs	6/20/11	1,200	CDS	fixed Rate of 1.64%	upon the occurrence of a negative credit event (3)	—
	3/20/11	1,100	CDS	fixed Rate of 0.80%	upon the occurrence of a negative credit event (2)	(2)
JPMorgan	3/20/11	1,100	CDS	fixed Rate of 0.65%	upon the occurrence of a negative credit event (4)	7
						5
Investment Grade Fixed Income Portfolio
Bank of America	8/15/19	12,000	ZCS	at maturity	compounded 3 month LIBOR	269
Citigroup	2/15/19	12,000	ZCS	at maturity	compounded 3 month LIBOR	290
	5/15/19	5,100	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	47
	11/15/19	2,000	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	3
	2/15/20	4,600	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	144
	2/15/20	4,600	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	144
	2/15/20	16,100	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	404
	2/15/20	6,425	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	148
	5/15/20	3,500	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	120
	5/15/20	3,425	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	53
	5/15/20	2,950	ZCS	at maturity	compounded 3 month LIBOR less 5.75 bps	33
	5/15/20	6,150	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	97
	8/15/20	3,400	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	21
	2/15/21	1,500	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(6)
	5/15/21	16,000	ZCS	at maturity	compounded 3 month LIBOR less 8.0 bps	(127)
	5/15/21	2,700	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(23)
	5/15/21	2,700	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(19)
	5/15/21	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(55)
	5/15/21	1,850	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(22)
	5/15/21	1,950	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(18)
	5/15/21	2,040	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(26)
	5/15/21	7,200	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	74
	5/15/21	3,600	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	54
	5/15/21	3,475	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	159
	5/15/21	5,000	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	277
Credit Suisse
First Boston	5/15/16	8,000	ZCS	at maturity	compounded 3 month LIBOR	247
	2/15/17	5,000	ZCS	at maturity	compounded 3 month LIBOR	239
	8/15/18	3,950	ZCS	at maturity	compounded 3 month LIBOR	(15)
	2/15/19	6,000	ZCS	at maturity	compounded 3 month LIBOR	171
	5/15/19	1,000	ZCS	at maturity	compounded 3 month LIBOR	25
	8/15/19	4,750	ZCS	at maturity	compounded 3 month LIBOR	(32)
	8/15/19	4,750	ZCS	at maturity	compounded 3 month LIBOR	(24)
	11/15/19	3,950	ZCS	at maturity	compounded 3 month LIBOR	(38)
	2/15/21	9,350	ZCS	at maturity	compounded 3 month LIBOR	(114)
	5/15/21	10,800	ZCS	at maturity	compounded 3 month LIBOR	35
	5/15/21	10,425	ZCS	at maturity	compounded 3 month LIBOR	160
Goldman Sachs	3/20/11	1,500	CDS	fixed Rate of 0.80%	upon the occurrence of a negative credit event (2)	(3)
	6/20/11	1,500	CDS	fixed Rate of 1.64%	upon the occurrence of a negative credit event (3)	—
	2/15/20	1,950	ZCS	at maturity	compounded 3 month LIBOR	14
	2/15/20	1,200	ZCS	at maturity	compounded 3 month LIBOR	29
	2/15/20	2,550	ZCS	at maturity	compounded 3 month LIBOR	61
	5/15/20	675	ZCS	at maturity	compounded 3 month LIBOR	20
	8/15/20	11,000	ZCS	at maturity	compounded 3 month LIBOR	344
	2/15/21	2,500	ZCS	at maturity	compounded 3 month LIBOR	(36)

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

						Net Unrealized Appreciation (Depreciation) (000)
		Notional
Counterparty	Termination Date	Amount (000)	Type	Pay	Receive
Investment Grade Fixed Income Portfolio (cont’d)
	11/15/21	$6,325	ZCS	at maturity	compounded 3 month LIBOR	$40
JPMorgan	3/20/11	1,500	CDS	fixed Rate of 0.65%	upon the occurrence of a negative credit event (4)	9
						3,173

Limited Duration Portfolio
Citigroup	2/28/07	30,000	IRS	3 month LIBOR	fixed rate of 3.842%	(99)
	3/31/07	10,000	IRS	3 month LIBOR	fixed rate of 4.276%	(393)
	9/4/07	16,500	IRS	3 month LIBOR	fixed rate of 4.387%	243
	9/19/07	11,000	IRS	3 month LIBOR	fixed rate of 4.25%	(207)
	10/1/07	11,000	IRS	3 month LIBOR	fixed rate of 4.473%	(162)
	10/26/07	21,300	IRS	3 month LIBOR	fixed rate of 4.673%	(115)
						(733)

Municipal Portfolio
Bank of America	8/15/19	10,000	ZCS	at maturity	compounded 3 month LIBOR	450
	2/16/21	50,000	ZCS	at maturity	compounded 3 month LIBOR	2,207
	2/15/22	7,550	ZCS	at maturity	compounded 3 month LIBOR	334
	5/16/22	21,400	ZCS	at maturity	compounded 3 month LIBOR	951
Citigroup	2/15/19	10,000	ZCS	at maturity	compounded 3 month LIBOR	467
	5/15/19	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	46
	5/15/20	8,000	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	274
	8/15/20	5,000	ZCS	at maturity	compounded 3 month LIBOR less 6.25 bps	13
	5/15/21	5,000	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(55)
	5/15/21	640	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(7)
	5/15/21	700	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(9)
	2/15/22	4,000	ZCS	at maturity	compounded 3 month LIBOR less 10.0 bps	103
	6/16/23	35,000	IRS	fixed rate of 4.396%	compounded 3 month LIBOR	(150)
Goldman Sachs	8/15/21	24,500	ZCS	at maturity	compounded 3 month LIBOR	1,243
	5/16/22	55,000	ZCS	at maturity	compounded 3 month LIBOR	2,060
	6/20/10	1,000	CDS	fixed rate of 0.38%	upon the occurrence of a negative credit event (1)	(2)
JPMorgan	12/20/10	1,000	CDS	upon the occurrence of a negative credit event(5)	fixed rate of 4.15%	—
Lehman	2/2/15	65,000	IRS	fixed rate of 5.10%	compounded 3 month LIBOR	(926)
						6,999

(1)  Payment of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy, respectively, by the issuer of American International Group, Inc., Zero Coupon Bond Maturing 11/9/31.

(2)  Receipt of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy, respectively, by the issuer of Tyco International Ltd., 6.375% Bond Maturing 10/15/11.

(3)  Receipt of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy, respectively, by the issuer of Jones Apparel Group, Inc., 5.125% Bond Maturing 11/15/14.

(4)  Receipt of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy, respectively, by the issuer of Tyco International Ltd., 2.75% Bond Maturing 1/15/18.

(5)  Receipt of $1,000,000 or $10,000,000, in the event of a missed payment or bankruptcy, respectively, by the issuer of General Motors Acceptance Corp., 6.875% Bond Maturing 8/28/12.

@	— Value is less than $500.
bps	— Basis Points
CDS	— Credit Default Swap
IRS	— Interest Rate Swap
LIBOR	— London Inter Bank Offer Rate
ZCS	— Zero Coupon Interest Rate Swap

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

H. Securities Lending.  Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower. The value of loaned-securities and related collateral outstanding at March 31, 2006  are as follows:

	Value of
	Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)
Balanced	$18,439	$18,904
Equity	3,520	3,613
Value	35,647	36,667
Core Fixed Income	41,036	42,197
Core Plus Fixed Income	322,685	330,746
High Yield	55,490	56,511
Investment Grade Fixed Income	63,629	65,974

The following Portfolios had income from securities lending (after rebates to borrowers and allocation to the securities lending agent):

Net Interest
Earned by
Portfolio
Portfolio	(000)
Balanced	$41
Equity	3
Value	60
Core Fixed Income	29
Core Plus Fixed Income	341
High Yield	71
Investment Grade Fixed Income	65

I. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly. Dividends from net investment income, if any, are declared and paid annually for International Fixed Income, Mid Cap Growth, U.S. Mid Cap Value and U.S. Small Cap Value Portfolios. Net realized capital gains are distributed at least annually.

The tax character of the Municipal distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2005 and 2004 were as follows:

	2005		2004
	Distributions		Distributions
	Paid From:		Paid From:
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gain	Income	Capital Gain
Portfolio	(000)	(000)	(000)	(000)
Balanced	$6,214	$—	$5,978	$—
Equity	2,799	—	2,005	—
U.S. Mid Cap Value	1,000	—	895	—
U.S. Small Cap Value	168	35,235	821	—
Value	20,460	—	17,399	—
Core Fixed Income	13,772	—	11,852	—
Core Plus Fixed Income	114,188	—	126,969	—
High Yield	22,613	—	19,905	—
Intermediate Duration	7,377	311	4,792	—
International Fixed Income	9,623	—	16,118	—
Investment Grade Fixed Income	29,390	—	22,008	—
Limited Duration	30,593	—	21,585	1,604
Municipal	14,606	—	10,806	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October losses. Permanent differences are generally due to REIT adjustments, foreign currency transactions, swap transactions, distribution reclass and paydown adjustments.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

At September 30, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term
	Income	Capital Gain
Portfolio	(000)	(000)
Balanced	$2,350	$—
Equity	740	—
U.S. Mid Cap Value	821	—
U.S. Small Cap Value	9,001	27,150
Value	9,711	92,750
Core Fixed Income	5,160	1,080
Core Plus Fixed Income	39,512	—
High Yield	6,563	—
Intermediate Duration	1,058	—
International Fixed Income	6,275	—
Investment Grade Fixed Income	9,875	285
Limited Duration	4,555	—
Municipal	1,787	—

At March 31, 2006, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

				Net Unrealized
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)
Balanced	$263,945	$38,747	$(7,920)	$30,827
Equity	68,350	7,063	(4,233)	2,830
Mid Cap Growth	1,766,563	531,192	(23,448)	507,744
U.S. Mid Cap Value	117,497	20,257	(3,377)	16,880
U.S. Small Cap Value	665,643	132,822	(12,291)	120,531
Value	561,940	39,700	(14,748)	24,952
Core Fixed Income	280,110	1,614	(6,313)	(4,699)
Core Plus Fixed Income	3,118,300	32,855	(81,312)	(48,457)
High Yield	308,776	5,683	(39,863)	(34,180)
Intermediate Duration	411,761	503	(4,022)	(3,519)
International Fixed Income	134,800	3,950	(7,049)	(3,099)
Investment Grade Fixed Income	588,832	2,919	(11,851)	(8,932)
Limited Duration	1,237,329	1,328	(13,242)	(11,914)
Municipal	593,905	21,606	(4,881)	16,725

At September 30, 2005, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30,
	(000)
Portfolio	2007	2008	2009	2010
Balanced	$—	$—	$—	$23,587
Equity	—	—	—	42,763
Mid Cap Growth	—	—	—	599,473
U.S. Mid Cap Value	—	—	—	36,547
Core Plus Fixed Income	—	—	—	—
High Yield	718	12,236	26,962	20,212
Intermediate Duration	—	—	—	—
Limited Duration	—	—	—	—
Municipal	—	—	280	—

	Expiration Date September 30,
	(000)
Portfolio	2011	2012	2013	Total
Balanced	$40,947	$—	$—	$64,534
Equity	32,106	—	—	74,869
Mid Cap Growth	303,325	—	—	902,798
U.S. Mid Cap Value	157,636	—	—	194,183
Core Plus Fixed Income	36,930	—	—	36,930
High Yield	183,778	205,457	11,841	461,204
Intermediate Duration	—	—	673	673
Limited Duration	—	—	8,253	8,253
Municipal	171	1,262	1,045	2,758

In addition to the $461,204,000 in unused capital losses attributed to the High Yield Portfolio in the table above, approximately $65,699,000 has been brought forward as a result of the Portfolio.   The utilization of the capital loss carryforward in subsequent years may be limited pursuant to sections 382 and 383 of the Internal Revenue Code. This acquired capital loss carryforward is expected to expire between 2006-2013.

To the extent that capital loss carryforwards is used to offset any future capital gains realized during the carryforwards period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the fiscal year ended September 30, 2005, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Utilized
Portfolio	(000)
Balanced	$13,510
Equity	23,009
Mid Cap Growth	200,774

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

Capital Loss
Carryforward
Utilized
Portfolio	(000)
U.S. Mid Cap Value	59,588
Value	61,040
Core Plus Fixed Income	3,350
International Fixed Income	1,004

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2005, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2004 and September 30, 2005 up to the following amounts:

	Post-October
	Capital	Currency
	Losses	Losses
Portfolio	(000)	(000)
High Yield	$—	$432
Intermediate Duration	489	—
International Fixed Income	23	—
Limited Duration	7,356	—
Municipal	93	—

J. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

K. Other.  The High Yield Portfolio’s net assets are substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect an issuer’s ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2006, approximately 78.2% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio’s net assets:

% of
Portfolio’s Net
Insurers	Assets
MBIA	21.0%
AMBAC	17.7
FGIC	16.5
FSA	11.6

At March 31, 2006, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

	Percentage of Ownership
	Institutional	Investment	Adviser
Portfolio	Class	Class	Class
Balanced	72.3%	98.5%	97.4%
Equity	65.1	—	—
Mid Cap Growth	52.5	—	91.2
U.S. Mid Cap Value	59.3	93.0	47.5
U.S. Small Cap Value	89.9	—	78.0
Value	55.0	100.0	94.1
Core Fixed Income	91.9	—	100.0
Core Plus Fixed Income	45.0	98.5	92.3
High Yield	78.4	96.3	58.9
Intermediate Duration	60.5	100.0	—
International Fixed Income	74.6	—	—
Investment Grade Fixed Income	82.4	—	68.6
Limited Duration	93.2	—	—
Municipal	59.7	—	—

L. Subsequent Events. Effective April 26, 2006, Equities PlusPortfolio commenced operations as a Portfolio of the Fund. The Fund’s Trustees also approved the merger of the Fund’s MSIFT Equity Portfolio into the Morgan Stanley Institutional Fund, Inc.’s Large Cap Relative Value Portfolio effective April 28, 2006. A proxy statement detailing the merger and other information was distributed to shareholders of the Fund’s Equity Portfolio.

2006 Semi-Annual Report
March 31, 2006 (unaudited)

Trustee and Officer Information

Trustees

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Officers

Charles A. Fiumefreddo

Chairman of the Board and Trustee

Ronald E. Robison

President and Principal Executive Officer

J. David Germany

Vice President

Dennis F. Shea

Vice President

Barry Fink

Vice President

Stefanie V. Chang Yu

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Director of Treasury and Compliance

Mary E. Mullin

Secretary

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im.  This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, NY 10020

Investment Adviser: (610) 940-5000 • MSIF Trust (800) 354-8185

© 2006 Morgan Stanley

ISO6-00333P-Y03/06

2006 Semi-Annual Report

March 31, 2006

Morgan Stanley Institutional Fund Trust

Advisory Portfolios

Advisory

Advisory Foreign Fixed Income

Advisory Foreign Fixed Income II

2006 Semi-Annual Report

March 31, 2006

Table of Contents

Shareholder’s Letter	2
Expense Examples	3
Portfolios of Investments
Advisory Portfolios:
Advisory	4
Advisory Foreign Fixed Income	8
Advisory Foreign Fixed Income II	9

Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	17
Trustee and Officer Information	23

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund  Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses,  policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor,  please call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money.

1

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Shareholder’s Letter

Dear Shareholders:

We are pleased to present to you the Fund’s Semi-Annual Report for the six months ended March 31, 2006. Our Fund currently  consists of 17 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc.,  provide investors with a means to help them meet specific investment needs and to allocate their investments among equities  (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration;  investment grade and high yield).

Sincerely,

Ronald E. Robison
President and Principal Executive Officer

April 2006

2

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees and other Portfolio expenses. These  examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these  costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2006  and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the  information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply  divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by  the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your  account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on a  Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual  return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses  you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the  other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2005	March 31, 2006	October 1, 2005— March 31, 2006

Advisory Portfolio
Institutional Class
Actual	$1,000.00	$1,016.60	$0.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.53	0.40

* Expenses are equal to Institutional Class’ annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Advisory Foreign Fixed Income Portfolio
Institutional Class
Actual	$1,000.00	$1,011.90	$0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.18	0.76

* Expenses are equal to Institutional Class’ annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Advisory Foreign Fixed Income II Portfolio
Institutional Class
Actual	$1,000.00	$1,016.80	$0.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.18	0.76

* Expenses are equal to Institutional Class’ annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

3

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Portfolio of Investments
Advisory Portfolio

	Face
	Amount (000)	Value (000)
Fixed Income Securities (110.4%)
Agency Adjustable Rate Mortgages (1.5%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.38%, 5/20/24 - 2/20/28	$32,235	$32,437
4.75%, 7/20/25 - 9/20/27	5,664	5,711
5.13%, 10/20/25 - 12/20/27	7,170	7,234
		45,382
Agency Fixed Rate Mortgages (42.6%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
8.00%, 3/1/07 - 7/1/08	22	23
8.25%, 10/1/06 - 7/1/08	3	3
8.75%, 4/1/08	7	7
9.00%, 10/1/16	22	24
9.50%, 10/1/16 - 3/1/20	1,118	1,226
10.00%, 1/1/09 - 12/1/20	3,029	3,293
10.25%, 1/1/09 - 12/1/11	19	20
10.50%, 11/1/08 - 12/1/20	1,520	1,652
11.00%, 2/1/11 - 9/1/20	842	921
11.25%, 6/1/10 - 12/1/15	12	13
11.50%, 12/1/09 - 9/1/19	602	653
11.75%, 3/1/11 - 4/1/15	45	49
12.00%, 10/1/09 - 7/1/20	693	755
12.50%, 10/1/09 - 6/1/15	84	91
13.00%, 9/1/10 - 11/1/13	3	3
13.50%, 2/1/10	2	2
Gold Pools:
6.00%, 10/1/28 - 12/1/28	589	591
6.50%, 5/1/21 - 11/1/33	6,713	6,862
7.00%, 12/1/26 - 11/1/32	21,577	22,233
7.50%, 2/1/23 - 1/1/34	46,218	48,322
8.00%, 5/1/20 - 12/1/31	21,423	22,813
8.50%, 10/1/10 - 7/1/31	51,138	55,097
9.00%, 10/1/17 - 1/1/31	4,380	4,775
9.50%, 11/1/16 - 12/1/22	1,679	1,839
10.00%, 6/1/17 - 4/1/25	1,249	1,359
10.50%, 7/1/19 - 3/1/21	452	499
11.00%, 7/1/17 - 9/1/20	351	379
11.50%, 1/1/16 - 6/1/20	178	193
12.00%, 6/1/20	446	483
12.50%, 7/1/19	12	13
April TBA
5.50%, 3/15/21 - 4/15/21	(i)173,400	172,262
Federal National Mortgage Association, Conventional Pools:
2.24%, 4/1/36	34,774	36,312
3.77%, 6/1/34	57	57
4.50%, 8/1/18	442	424
5.50%, 3/1/17	457	455
6.00%, 4/1/13 - 1/1/29	643	648
6.50%, 1/1/24 - 11/1/34	131,023	134,017
7.00%, 6/1/09 - 2/1/36	297,144	306,260
7.50%, 10/1/12 - 4/1/33	88,998	93,038
8.00%, 3/1/07 - 4/1/33	76,815	81,953
8.50%, 5/1/08 - 5/1/32	$69,242	$74,583
9.00%, 6/1/18 - 4/1/26	1,771	1,913
9.50%, 7/1/16 - 4/1/30	8,967	9,813
10.00%, 9/1/10 - 11/1/25	8,402	9,219
10.50%, 10/1/11 - 6/1/27	2,320	2,548
10.75%, 10/1/11	25	27
11.00%, 10/1/13 - 7/1/25	618	678
11.50%, 9/1/11 - 8/1/25	1,177	1,282
12.00%, 1/1/13 - 8/1/20	516	561
12.50%, 2/1/11 - 9/1/15	637	703
April TBA
7.00%, 4/25/36	(i)68,275	70,323
7.50%, 3/25/36 - 4/25/36	(i)20,500	21,416
Government National Mortgage Association, Various Pools:
5.50%, 12/15/32	61	60
6.50%, 10/15/10	30	31
7.00%, 7/15/31	213	222
8.50%, 7/15/08 - 3/15/20	2,221	2,383
9.00%, 11/15/16 - 11/15/24	13,008	13,998
9.50%, 7/15/09 - 10/15/24	30,826	33,750
10.00%, 11/15/09 - 2/15/26	45,568	50,333
10.50%, 4/15/13 - 4/15/25	9,815	10,889
11.00%, 12/15/09 - 4/15/21	13,597	14,915
11.50%, 3/15/10 - 11/15/19	839	928
12.00%, 11/15/12 - 5/15/16	1,768	1,977
12.50%, 5/15/10 - 4/15/19	125	139
13.00%, 1/15/11 - 10/15/13	47	53
13.50%, 5/15/10 - 5/15/13	61	68
		1,322,431
Asset Backed Corporates (1.0%)
American Express Credit Account Master Trust
4.86%, 9/15/09 - 12/15/09	(h)(l)4,600	4,608
BA Master Credit Card Trust
4.87%, 6/15/08	(h)1,800	1,801
Bank One Issuance Trust
4.80%, 2/17/09	(h)1,800	1,801
Bear Stearns Asset Backed Securities, Inc.
5.02%, 9/25/34	(h)387	388
Capital Auto Receivables Asset Trust
4.83%, 1/15/08	(h)706	706
GE Capital Credit Card Master Note Trust
4.79%, 9/15/10	(h)900	901
GE Dealer Floorplan Master Note Trust
4.83%, 7/20/08	(h)850	850
Harley-Davidson Motorcycle Trust
3.09%, 6/15/10	124	123
J.P. Morgan Chase Commercial Mortgage Securities Corp.
4.92%, 4/16/19	(e)(h)303	303
Long Beach Mortgage Loan Trust
4.96%, 2/25/35	(h)58	58
MBNA Credit Card Master Note Trust
4.86%, 8/17/09	(h)1,800	1,803
4.89%, 2/16/10	(h)1,300	1,303

The accompanying notes are an integral part of the financial statements.

4

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)
Advisory Portfolio

	Face
	Amount (000)	Value (000)
Asset Backed Corporates (cont’d)
Residential Asset Securities Corp.
4.98%, 10/25/22	$ (h)49	$49
SLM Student Loan Trust
4.64%, 10/25/12 - 4/25/13	(h)1,750	1,750
TERRA
4.94%, 6/15/17	16,000	16,000
Wells Fargo Home Equity Trust
4.99%, 2/25/18	(h)101	101
		32,545
Collateralized Mortgage Obligations — Agency Collateral Series (4.8%)
Banc of America Funding Corp.
1.89%, 9/20/35	198,382	6,199
Countrywide Alternative Loan Trust
0.00%, 3/20/46	223,895	11,157
IO
0.48%, 2/25/37	200,000	11,218
2.02%, 12/20/35	(e)(h)235,076	11,716
Countrywide Home Loan Mortgage Pass Through Trust,
0.00%, 2/25/35	162,526	3,784
Federal Home Loan Mortgage Corporation Inv Fl IO
1.25%, 3/15/24	49,905	1,048
3.25%, 6/15/28 - 3/15/32	7,535	251
3.65%, 12/15/27	1,609	14
3.75%, 9/15/30	3,055	224
4.20%, 12/15/23	3,121	298
23.50%, 11/15/07	39	5
Inv Fl IO PAC
4.85%, 3/15/08	263	8
5.90%, 2/15/08	462	13
Inv Fl IO REMIC
2.75%, 8/15/30	130	5
IO
5.00%, 6/15/17	440	50
5.50%, 1/15/29 - 8/15/30	17,638	1,605
6.00%, 5/1/31	1,759	367
6.50%, 4/1/28 - 5/15/33	2,560	550
7.00%, 6/1/30 - 3/1/32	6,753	1,489
7.50%, 4/1/28 - 9/1/30	3,621	859
8.00%, 10/15/12 - 6/1/31	11,618	2,506
IO PAC
1.00%, 2/15/27	6,150	151
6.00%, 4/15/32	484	67
7.00%, 9/15/27	79	16
IO REMIC
10.00%, 5/1/20 - 6/1/20	116	35
PAC
8.55%, 1/15/21	46	45
9.50%, 4/15/20	172	172
9.60%, 4/15/20	161	160
9.90%, 10/15/19	811	809
10.00%, 5/15/20 - 6/15/20	759	757
REMIC
5.25%, 9/15/07	$170	$170
Federal National Mortgage Association
5.24%, 12/25/08	425	426
6.52%, 7/25/08	130	130
7.00%, 9/25/32	10,403	10,704
Inv Fl IO
1.58%, 7/25/34	40,303	963
2.80%, 2/17/31	353	19
3.22%, 7/18/27	1,242	53
3.28%, 12/25/29	212	4
3.38%, 10/25/28	4,935	192
3.68%, 7/25/30 - 8/25/30	3,260	175
3.72%, 11/18/30	1,801	127
3.77%, 10/18/30	505	25
3.78%, 10/25/29	1,097	39
4.90%, 10/25/07	686	14
Inv Fl IO REMIC
33.92%, 9/25/20	220	361
39.66%, 9/25/22	313	288
IO
5.00%, 2/25/15	844	35
5.50%, 3/25/17 - 5/25/27	2,658	145
6.00%, 8/25/32 - 7/25/33	24,484	5,302
6.50%, 6/1/31 - 5/25/33	28,679	6,189
7.00%, 4/1/32 - 5/25/33	24,140	5,408
7.50%, 4/1/27 - 1/1/32	8,386	2,007
8.00%, 2/1/23 - 12/1/31	35,945	7,893
8.50%, 10/1/24 - 10/1/25	6,473	1,789
9.00%, 11/1/26	3,429	935
9.50%, 9/1/18	1	@—
461.72%, 12/25/21	@—	4
809.00%, 6/25/21	@—	1
IO PAC
8.00%, 8/18/27 - 9/18/27	10,685	2,218
1,158.07%, 7/25/21	@—	5
1,009.00%, 9/25/20	@—	8
IO REMIC PAC
8.00%, 8/18/27	1,647	326
PAC
8.50%, 9/25/20	73	78
8.75%, 11/25/19	10	11
Government National Mortgage Association Inv Fl IO
3.25%, 9/16/27 - 4/16/29	17,202	811
3.37%, 5/20/31	3,945	253
3.80%, 12/16/29	1,118	83
3.85%, 8/16/29	20,329	1,359
Greenpoint Mortgage Funding Trust
0.00%, 6/25/45	158,773	4,315
GS Mortgage Securities Corp.
1.74%, 8/25/35	124,718	5,554
Harborview Mortgage Loan Trust
IO
1.60%, 3/19/37	(h)99,870	5,180

The accompanying notes are an integral part of the financial statements.

5

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)
Advisory Portfolio

	Face
	Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
1.66%, 5/19/35	$ (h)304,690	$7,998
1.94%, 1/19/36	(h)112,049	3,957
2.00%, 10/20/45	(h)129,061	6,512
PO
1/19/36 - 10/20/45	1,012	203
Indymac Index Mortgage Loan Trust
1.06%, 7/25/35	(h)174,731	6,334
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18	20	5
Lehman Structured Securities Corp., IO
7.00%, 10/26/29	(e)44,112	4,659
		148,845
Mortgages — Other (20.2%)
American Express Co.
9.63%, 12/1/12	(d)(l)97	97
American Housing Trust
9.55%, 9/25/20	980	977
California Federal Savings & Loan Association
8.80%, 1/25/14	(d)(l)3	3
Countrywide Alternative Loan Trust
5.04%, 11/20/35	(h)28,184	28,251
5.07%, 11/20/35	(h)27,171	27,245
5.11%, 10/25/35	(h)29,190	29,243
Countrywide Home Loan Mortgage Pass Through Trust
5.12%, 4/25/46	(h)39,728	39,802
Downey Savings & Loan Association Mortgage Loan Trust
4.69%, 4/19/46	(h)40,000	40,000
Gemsco Mortgage Pass Through Certificate
8.70%, 11/25/10	(d)(l)34	34
Harborview Mortgage Loan Trust
5.02%, 3/19/37	(h)28,247	28,271
5.07%, 7/19/45	(h)9,404	9,471
5.16%, 11/19/35	(h)26,561	26,736
Household Bank
8.24%, 7/1/08	(d)(l)1	1
Indymac Index Mortgage Loan Trust
5.10%, 7/25/35	(h)8,318	8,375
Residential Accredit Loans, Inc.
5.08%, 2/25/46	(h)16,670	16,670
5.09%, 2/25/46	(h)13,493	13,534
Ryland Acceptance Corp. IV
6.65%, 7/1/11	670	668
Structured Asset Mortgage Investments, Inc.
4.76%, 4/25/46	50,000	50,000
5.03%, 4/25/45	46,775	46,775
5.13%, 2/25/36	(h)61,786	61,786
Wamu Alternative Mortgage Pass-Through Certificates
4.69%, 4/25/46	$ (h)31,675	$31,675
Washington Mutual, Inc.
4.89%, 10/25/44	(h)339	340
5.00%, 5/25/45	(h)31,000	30,948
5.07%, 12/25/45	(h)23,590	23,599
5.08%, 10/25/45	(h)33,312	33,380
5.09%, 4/25/45	(h)30,492	30,522
5.11%, 8/25/45	(h)20,954	21,017
5.18%, 7/25/45	(h)25,562	25,639
		625,059
U.S. Treasury Securities (40.3%)
U.S. Treasury Strips
IO
5.00%, 5/15/16	10,000	6,068
5.02%, 2/15/17	65,000	37,925
5.08%, 8/15/18 - 2/15/19	124,250	65,716
5.11%, 5/15/19 - 8/15/20	341,600	173,084
5.12%, 11/15/19 - 2/15/20	501,410	249,292
5.14%, 5/15/20	247,000	120,658
5.15%, 2/15/21 - 5/15/21	790,585	368,557
PO
5/15/21	490,650	228,155
		1,249,455
Total Fixed Income Securities (Cost $3,545,451)		3,423,717

Shares
Preferred Stock (1.2%)
Mortgages — Other
Home Ownership Funding Corp.
13.33% (Cost $35,550)	(e)153,475	36,455

	Face
	Amount (000)
Short-Term Investments (2.3%)
Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $66,026	$ (f)66,008	66,008
U.S. Treasury Security (0.1%)
U.S. Treasury Bill
4.58%, 7/13/06	(j)3,700	3,654
Total Short-Term Investments (Cost $69,662)		69,662
Total Investments (113.9%) (Cost $3,650,663)		3,529,834
Liabilities in Excess of Other Assets (-13.9%)		(429,867)
Net Assets (100%)		$3,099,967

(d)                   Security was valued at fair value — At March 31, 2006, the Portfolio held $135,000 of fair valued securities, representing less than 0.05% of net assets.

(e)                   144A security — certain conditions for public sale may exist.

The accompanying notes are an integral part of the financial statements.

6

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Portfolio of Investments (cont’d)
Advisory Portfolio

(f)                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                   Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2006.

(i)                    Security is subject to delayed delivery.

(j)                    All or a portion of the security was pledged to cover margin requirements for futures contracts.

(l)                    Security has been deemed illiquid - At March 31, 2006.

@                    Value/Face Amount is less than $500.

Inv Fl              Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2006.

IO                    Interest Only

PAC                Planned Amortization Class

PO                   Principal Only

REMIC           Real Estate Mortgage Investment Conduit

TBA               To be announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of Contracts	Value (000)	Expiration Date	(Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	676	$137,809	Jun-06	$(233)
U.S. Treasury 10 yr. Note	5,186	551,742	Jun-06	(7,319)
U.S. Treasury Long Bond	158	17,247	Jun-06	(253)
				$(7,805)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or security type, as a percentage of total investments.

*      Industries and/or security types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

7

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Portfolio of Investments
Advisory Foreign Fixed Income Portfolio

	Face
	Amount (000)		Value (000)
Fixed Income Securities (42.3%)
Austria (4.6%)
Republic of Austria
5.88%, 7/15/06	EUR	195	$238
Belgium (24.1%)
Kingdom of Belgium
4.75%, 9/28/06		1,020	1,246
Denmark (4.5%)
Kingdom of Denmark
3.00%, 11/15/06	DKK	1,425	231
France (4.5%)
Government of France B.T.A.N.
3.75%, 1/12/07	EUR	190	231
Netherlands (4.6%)
Netherlands Government
3.00%, 7/15/06		200	243
Total Fixed Income Securities (Cost $2,269)			2,189
Short-Term Investment (13.9%)
Repurchase Agreement (13.9%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $718 (Cost $718)	$	(f)718	718
Total Investments (56.2%) (Cost $2,987)			2,907
Other Assets in Excess of Liabilities (43.8%)			2,263
Net Assets (100%)			$5,170

(f)                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

DKK               Danish Krone

EUR                Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
DKK	1,465	$238	5/30/06	USD	235	$235	$(3)
EUR	1,614	1,965	6/27/06	USD	1,945	1,945	(20)
		$2,203				$2,180	$(23)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of Contracts	Value (000)	Expiration Date	(Depreciation) (000)

Long:
Euro—Schatz (2) yr. (Germany)	20	$2,531	Jun-06	$(14)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

8

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Portfolio of Investments
Advisory Foreign Fixed Income II Portfolio

	Face
	Amount (000)		Value (000)
Fixed Income Securities (41.7%)
Austria (4.7%)
Republic of Austria
5.88%, 7/15/06	EUR	50	$61
Belgium (23.9%)
Kingdom of Belgium
4.75%, 9/28/06		255	312
Denmark (4.3%)
Kingdom of Denmark
3.00%, 11/15/06	DKK	350	57
France (4.2%)
Government of France B.T.A.N.
3.75%, 1/12/07	EUR	45	55
Netherlands (4.6%)
Netherlands Government
3.00%, 7/15/06		50	60
Total Fixed Income Securities (Cost $572)			545
Short-Term Investment (13.2%)
Repurchase Agreement (13.2%)

J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06, repurchase price $173 (Cost $173)	$	(f)173	173
Total Investments (54.9%) (Cost $745)			718
Other Assets in Excess of Liabilities (45.1%)			589
Net Assets (100%)			$1,307

(f)                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

DKK               Danish Krone

EUR                Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
DKK	355	$58	5/30/06	USD	57	$57	$(1)
EUR	401	488	6/27/06	USD	483	483	(5)
		$546				$540	$(6)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Euro—Schatz (2) yr. (Germany)	5	$633	Jun-06	$(3)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

9

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Statements of Assets and Liabilities

		Advisory	Advisory
		Foreign	Foreign
		Fixed	Fixed
	Advisory	Income	Income II
	Portfolio (000)	Portfolio (000)	Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$3,650,663	$2,987	$745
Foreign Currency, at Cost:	—	@—	@—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	3,529,834	2,907	718
Cash	—	@—	1
Foreign Currency, at Value:	—	@—	@—
Receivable for Investments Sold	72,438	—	—
Unrealized Appreciation on Swap Agreements	35,135	—	—
Interest Receivable	11,146	49	12
Receivable for Delayed Delivery Commitments	5,121	—	—
Due from Broker	—	2,254	593
Foreign Withholding Tax Reclaim Receivable	—	—	1
Due from Adviser	169	12	13
Receivable for Portfolio Shares Sold	157	—	—
OtherAssets	72	2	@—
Total Assets	3,654,072	5,224	1,338
Liabilities:
Payable for Delayed Delivery Commitments	306,060	—	—
Due to Broker	7,141	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	23	6
Unrealized Depreciation on Swap Agreements	6,406	—	—
Payable for Investments Purchased	216,225	—	—
Payable for Portfolio Shares Redeemed	12,004	—	—
Bank Overdraft Payable	5,768	—	—
Payable for Administration Fees	210	@—	@—
Payable for Custodian Fees	31	1	1
Payable for Trustees’ Fees and Expenses	145	3	@—
Other Liabilities	115	27	24
Total Liabilities	554,105	54	31
Net Assets	$3,099,967	$5,170	$1,307
Net Assets Consist Of:
Paid-in Capital	$3,543,062	$5,292	$1,324
Undistributed (Distributions in Excess of) Net Investment Income	(49,484)	3	11
Accumulated Net Realized Gain (Loss)	(293,706)	(8)	8
Unrealized Appreciation (Depreciation) on:
Investments	(120,829)	(80)	(27)
Foreign Currency Exchange Contracts and Translations	—	(23)	(6)
Futures Contracts	(7,805)	(14)	(3)
Swap Agreements	28,729	—	—
Net Assets	$3,099,967	$5,170	$1,307
INSTITUTIONAL CLASS:
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000’s)	322,871,867	1,514,577	108,011
Net Asset Value, Offering and Redemption Price Per Share	$9.60	$3.41	$12.10

(1) Including:
Repurchase Agreements, at Value:	$66,008	$718	$173

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

10

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2006

		Advisory	Advisory
		Foreign	Foreign
		Fixed	Fixed
	Advisory	Income	Income II
	Portfolio (000)	Portfolio (000)	Portfolio (000)
Investment Income:
Dividends	$1,504	$—	$—
Interest	71,875	86	28
Total Investment Income	73,379	86	28
Expenses:
Investment Advisory Fees (Note B)	5,951	10	2
Administration Fees (Note C)	1,270	2	1
Custodian Fees (Note E)	115	2	2
Professional Fees	106	12	11
Shareholder Reporting Fees	47	—	—
Trustees’ Fees and Expenses	37	@—	@—
Transfer Agency Fees (Note F)	4	3	2
Other Expenses	17	14	16
Total Expenses	7,547	43	34
Waiver of Investment Advisory Fees (Note B)	(6,255)	(10)	(2)
Expenses Reimbursed by Adviser (Note B)	—	(29)	(31)
Expense Offset (Note E)	(23)	@—	@—
Net Expenses	1,269	4	1
Net Investment Income	72,110	82	27
Realized Gain (Loss):
Investments Sold	45,693	—	—
Foreign Currency Transactions	—	51	15
Futures Contracts	(4,158)	(27)	(7)
Swap Agreements	7,618	—	—
Net Realized Gain (Loss)	49,153	24	8
Change in Unrealized Appreciation (Depreciation):
Investments	(178,863)	8	3
Foreign Currency Exchange Contracts and Translations	—	(46)	(15)
Futures Contracts	(6,093)	(4)	@—
Swap Agreements	114,016	—	—
Net Change in Unrealized Appreciation (Depreciation)	(70,940)	(42)	(12)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(21,787)	(18)	(4)
Net Increase (Decrease) in Net Assets Resulting from Operations	$50,323	$64	$23

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

11

2006 Semi-Annual Report

March 31, 2006

Statements of Changes in Net Assets

	Advisory Portfolio		Advisory Foreign Fixed Income Portfolio		Advisory Foreign Fixed Income II Portfolio
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	March 31,	September	March 31,	September	March 31,	September
	2006	30,	2006	30,	2006	30,
	(unaudited)	2005	(unaudited)	2005	(unaudited)	2005
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$72,110	$155,296	$82	$1,475	$27	$361
Net Realized Gain (Loss)	49,153	42,234	24	3,912	8	948
Net Change in Unrealized Appreciation (Depreciation)	(70,940)	(48,191)	(42)	(3,003)	(12)	(715)
Net Increase (Decrease) in Net Assets Resulting from Operations	50,323	149,339	64	2,384	23	594
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(128,383)	(215,705)	(61)	(2,186)	(11)	(439)
Net Realized Gain	—	—	—	(15)	—	—
Total Distributions	(128,383)	(215,705)	(61)	(2,201)	(11)	(439)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	176,377	274,999	—	5,078	—	3,830
Distributions Reinvested	109,253	180,626	52	1,859	10	414
Redeemed	(406,280)	(851,109)	(73)	(103,142)	—	(28,785)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(120,650)	(395,484)	(21)	(96,205)	10	(24,541)
Total Increase (Decrease) in Net Assets	(198,710)	(461,850)	(18)	(96,022)	22	(24,386)
Net Assets:
Beginning of Period	3,298,677	3,760,527	5,188	101,210	1,285	25,671
End of Period	$3,099,967	$3,298,677	$5,170	$5,188	$1,307	$1,285
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$(49,484)	$6,789	$3	$(18)	$11	$(5)

(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	18,235	27,643	—	1,498	—	322
Shares Issued on Distributions Reinvested	11,249	18,235	15	562	1	35
Shares Redeemed	(41,843)	(85,479)	(21)	(30,827)	—	(2,419)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(12,359)	(39,601)	(6)	(28,767)	1	(2,062)

The accompanying notes are an integral part of the financial statements.

12

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Statement of Cash Flows

For the Six Months Ended March 31, 2006

Advisory
Portfolio (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$2,287,343
Purchases of Investments	(1,638,141)
Proceeds from Sales of Forward Commitments	2,910,906
Purchases of Forward Commitments	(3,357,414)
Net (Increase) Decrease in Short-Term Investments	24,106
Net Realized Gain (Loss) on Futures Contracts	(4,158)
Net Realized Gain (Loss) on Swap Agreements	7,618
Net Investment Income	72,110
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(1,084)
Net Increase (Decrease) in Payables Related to Operations	(99,880)
Accretion/Amortization of Discounts and Premiums	499
Net Cash Provided by Operating Activities	201,905
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	178,461
Payment on Portfolio Shares Redeemed	(394,276)
Cash Dividends and Distributions Paid	(19,130)
Net Cash Used in Financing Activities	(234,945)
Net Increase (Decrease) in Cash	(33,040)
Cash at Beginning of Period	33,040
Cash at End of Period	$—

The accompanying notes are an integral part of the financial statements.

13

2006 Semi-Annual Report

March 31, 2006

Financial Highlights

Advisory Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2006		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$9.84		$10.03	$10.11	$10.74	$10.63	$10.00
Income from Investment Operations:
Net Investment Income	0.22	†	0.44 †	0.25 †	0.25 †	0.46	0.62
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		(0.01)	0.17	0.20	0.41	0.66
Total from Investment Operations	0.15		0.43	0.42	0.45	0.87	1.28
Distributions from and/or in Excess of:
Net Investment Income	(0.39)		(0.62)	(0.50)	(0.51)	(0.76)	(0.65)
Net Realized Gain	—		—	—	(0.57)	—	—
Total Distributions	(0.39)		(0.62)	(0.50)	(1.08)	(0.76)	(0.65)
Net Asset Value, End of Period	$9.60		$9.84	$10.03	$10.11	$10.74	$10.63
Total Return	1.66	%‡	4.44%	4.30%	4.42%	8.49%	13.30%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,099,967		$3,298,677	$3,760,527	$5,716,522	$7,034,400	$7,963,569
Ratio of Expenses to Average Net Assets (1)	0.08	%*	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets (1)	4.53	%*	4.48%	2.51%	2.43%	4.24%	6.01%
Portfolio Turnover Rate^	117	%‡	240%	512%	120%	112%	134%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	0.48	%*	0.47%	0.49%	0.49%	0.48%	0.47%
Net Investment Income to Average Net Assets	4.14	%*	4.09%	2.10%	2.02%	3.84%	5.62%

†              Per share amount is based on average shares outstanding.

*              Annualized.

‡              Not Annualized.

^              The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of the portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio’s turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

The accompanying notes are an integral part of the financial statements.

14

2006 Semi-Annual Report

March 31, 2006

Financial Highlights

Advisory Foreign Fixed Income Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2006	Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$3.41	$3.34	$3.29	$4.17	$3.97	$3.71
Income (Loss) from Investment Operations:
Net Investment Income†	0.05	0.08	0.06	0.06	0.18	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.06	0.01	0.01	0.19	0.21
Total from Investment Operations	0.04	0.14	0.07	0.07	0.37	0.40
Distributions from and/or in Excess of:
Net Investment Income	(0.04)	(0.07)	(0.02)	(0.34)	(0.17)	(0.14)
Net Realized Gain	—	(0.00)#	(0.00)#	(0.61)	—	—
Total Distributions	(0.04)	(0.07)	(0.02)	(0.95)	(0.17)	(0.14)
Net Asset Value, End of Period	$3.41	$3.41	$3.34	$3.29	$4.17	$3.97
Total Return	1.19%‡	4.30%	2.15%	1.88%	9.73%	11.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,170	$5,188	$101,210	$157,665	$8,713	$215,557
Ratio of Expenses to Average Net Assets (1)	0.15%*	0.15%	0.15%	0.22%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets (1)	3.18%*	2.45%	1.91%	1.86%	4.51%	5.02%
Portfolio Turnover Rate	0%	7%	10%	13%	54%	10%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	1.67	%*	0.57%	0.53%	0.54%	0.49%	0.50%
Net Investment Income to Average Net Assets	1.67	%*	2.03%	1.53%	1.47%	4.14%	4.65%

†              Per share amount is based on average shares outstanding.

‡              Not Annualized.

#              Amount is less than $0.005 per share.

*              Annualized.

The accompanying notes are an integral part of the financial statements.

15

2006 Semi-Annual Report

March 31, 2006

Financial Highlights

Advisory Foreign Fixed Income II Portfolio

	Institutional Class
	Six Months Ended
	March 31, 2006	Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.00	$11.84	$11.63	$11.60	$10.92	$10.18
Income (Loss) from Investment Operations:
Net Investment Income†	0.25	0.29	0.22	0.24	0.48	0.50
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)	0.07	0.05	(0.01)	0.79	0.51
Total from Investment Operations	0.20	0.36	0.27	0.23	1.27	1.01
Distributions from and/or in Excess of:
Net Investment Income	(0.10)	(0.20)	(0.06)	(0.20)	(0.59)	(0.27)
Net Realized Gain	—	—	(0.00)#	—	—	—
Total Distributions	(0.10)	(0.20)	(0.06)	(0.20)	(0.59)	(0.27)
Net Asset Value, End of Period	$12.10	$12.00	$11.84	$11.63	$11.60	$10.92
Total Return	1.68%‡	3.11%	2.35%	1.96%	12.07%	10.13%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,307	$1,285	$25,671	$26,874	$2,181	$58.010
Ratio of Expenses to Average Net Assets (1)	0.15%*	0.15%	0.15%	0.22%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets (1)	4.17%*	2.41%	1.92%	2.08%	4.51%	4.80%
Portfolio Turnover Rate	0%	15%	11%	50%	59%	4%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expenses Waived/Reimbursed by Adviser:
Expenses to Average Net Assets	5.31	%*	0.81%	0.62%	1.23%	0.57%	0.58%
Net Investment Income to Average Net Assets	(0.99	)%*	1.75%	1.45%	1.00%	4.09%	4.37%

†              Per share amount is based on average shares outstanding.

#              Amount is less than $0.005 per share.

‡              Not Annualized.

*              Annualized.

The accompanying notes are an integral part of the financial statements.

16

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end investment company. The Fund is comprised of seventeen active portfolios. The accompanying financial statements and financial highlights are those of the Advisory (formerly, Advisory Mortgage), Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios (each referred to as a “Portfolio”) only. For the purposes of the 1940 Act, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios are considered non-diversified funds; the Advisory Portfolio is considered a diversified fund. Effective April 17, 2006, the Advisory Mortgage Portfolio changed its name to the Advisory Portfolio. The financial statements of the remaining portfolios are presented separately.

A. Significant Accounting Policies. The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific security. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.     Repurchase Agreements: Each Portfolio may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements discussed above.

3.     Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted

17

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statements of Assets & Liabilities.

Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets & Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

4.     Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

5.     Swap Agreements: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets & Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statements of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded in the Statements of Operations as an adjustment to interest income. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked- to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation

18

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statements of Assets & Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets & Liabilities.

6.     Structured Investments: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7.     Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s portfolio securities.

8.     Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios’ net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability.

19

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

9.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B.    Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio’s average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, if annual operating expenses exceed 0.08%, 0.15% and 0.15% of average daily net assets of the Advisory, Advisory Foreign Fixed Income, and Advisory Foreign Fixed Income II Portfolios, respectively.

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the Advisory Foreign Fixed Income Portfolio and the Advisory Foreign Fixed Income II Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of these Portfolios, makes certain day-to-day investment decisions for these Portfolios and places certain of the Portfolios’ purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from these Portfolios.

C.    Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and J.P. Morgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund. An employee of JPMIS is an officer of the Fund.

D.    Distribution Fees. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E.     Custodian Fees. JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F.     Transfer Agency Fees. JPMIS serves as transfer agent to the Fund pursuant to a transfer agency agreement.

G.    Portfolio Investment Activity.

1.     Purchases and Sales of Securities: For the six months ended March 31, 2006, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

Portfolio	Purchases (000)	Sales (000)

Advisory	$3,803,441	$3,705,791
Advisory Foreign Fixed Income	153	—
Advisory Foreign Fixed Income II	106	—

For the six months ended March 31, 2006, purchases and sales of long-term U.S. government securities were:

Portfolio	Purchases (000)	Sales (000)

Advisory	$565,622	$969,646

20

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

2.     Swap Agreements: At March 31, 2006, the Advisory Portfolio had the following open Swap Agreements:

Counterparty	Termination Date	Notional Amount (000)	Type	Pay	Receive	Net Unrealized Appreciation (Depreciation) (000)
Citigroup	5/15/19	73,000	ZCS	at maturity	compounded 3 month LIBOR less 7.125 bps	$670
	5/15/19	30,000	ZCS	at maturity	compounded 3 month LIBOR less 4.2 bps	370
	11/15/19	39,150	ZCS	at maturity	compounded 3 month LIBOR less 7.9 bps	58
	2/15/20	25,875	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	822
	2/15/20	25,875	ZCS	at maturity	compounded 3 month LIBOR less 2.75 bps	808
	2/15/20	92,000	ZCS	at maturity	compounded 3 month LIBOR less 4.14 bps	2,308
	2/15/20	142,850	ZCS	at maturity	compounded 3 month LIBOR less 4.882 bps	3,294
	5/15/20	65,750	ZCS	at maturity	compounded 3 month LIBOR less 9.75 bps	2,255
	5/15/20	74,550	ZCS	at maturity	compounded 3 month LIBOR less 6.0 bps	1,146
	5/15/20	73,725	ZCS	at maturity	compounded 3 month LIBOR less 3.1 bps	1,157
	8/15/20	18,300	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	114
	8/15/20	50,000	ZCS	at maturity	compounded 3 month LIBOR less 6.25 bps	553
	2/15/21	35,000	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(138)
	5/15/21	39,800	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(333)
	5/15/21	39,800	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(283)
	5/15/21	15,500	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(170)
	5/15/21	47,200	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(517)
	5/15/21	33,000	ZCS	at maturity	compounded 3 month LIBOR less 7.5 bps	(392)
	5/15/21	30,410	ZCS	at maturity	compounded 3 month LIBOR less 7.75 bps	(280)
	5/15/21	36,300	ZCS	at maturity	compounded 3 month LIBOR less 7.25 bps	(455)
	5/15/21	119,875	ZCS	at maturity	compounded 3 month LIBOR less 3.75 bps	1,236
	5/15/21	63,800	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	959
	5/15/21	63,900	ZCS	at maturity	compounded 3 month LIBOR less 3.0 bps	2,921
	5/15/21	27,250	ZCS	at maturity	compounded 3 month LIBOR less 4.5 bps	1,511
Credit Suisse First Boston	5/15/16	10,000	ZCS	at maturity	compounded 3 month LIBOR	309
	2/15/17	65,000	ZCS	at maturity	compounded 3 month LIBOR	3,109
	8/15/18	49,250	ZCS	at maturity	compounded 3 month LIBOR	(191)
	2/15/19	75,000	ZCS	at maturity	compounded 3 month LIBOR	2,141
	5/15/19	45,300	ZCS	at maturity	compounded 3 month LIBOR	1,149
	8/15/19	62,000	ZCS	at maturity	compounded 3 month LIBOR	(558)
	8/15/19	63,000	ZCS	at maturity	compounded 3 month LIBOR	(322)
	11/15/19	49,250	ZCS	at maturity	compounded 3 month LIBOR	(476)
	2/15/21	125,600	ZCS	at maturity	compounded 3 month LIBOR	(1,527)
	5/15/21	289,000	ZCS	at maturity	compounded 3 month LIBOR	1,190
	5/15/21	199,500	ZCS	at maturity	compounded 3 month LIBOR	3,068
Goldman Sachs	2/15/20	30,410	ZCS	at maturity	compounded 3 month LIBOR	(182)
	2/15/20	66,500	ZCS	at maturity	compounded 3 month LIBOR	1,589
	2/15/20	29,500	ZCS	at maturity	compounded 3 month LIBOR	704
	5/15/20	32,975	ZCS	at maturity	compounded 3 month LIBOR	993
	2/15/21	40,350	ZCS	at maturity	compounded 3 month LIBOR	(582)
	2/15/21	27,850	ZCS	at maturity	compounded 3 month LIBOR	318
	2/15/21	47,100	ZCS	at maturity	compounded 3 month LIBOR	383
						$28,729

bps	— basis points
LIBOR	— London Inter Bank Offer Rate
ZCS	— Zero Coupon Interest Rate Swap

21

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Notes to Financial Statements (cont’d)

H. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios and monthly for the Advisory Portfolio. Net realized capital gains, if any, are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2005 and 2004 were as follows:

	2005 Distributions		2004 Distributions
	Paid From:		Paid From:
	Ordinary	Long-Term	Ordinary	Long-Term
Portfolio	Income (000)	Capital Gain (000)	Income (000)	Capital Gain (000)
Advisory	$215,705	$—	$239,329	$—
Advisory Foreign
Fixed Income	4,713	—	979	—
Advisory Foreign
Fixed Income II	1,111	—	142	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post-October Losses. Permanent differences are generally due to swap transactions, paydown adjustments and foreign currency transactions.

Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized net gain (loss) and paid-in capital. In addition, permanent book and tax differences relating to Advisory Foreign Fixed Income I and Advisory Foreign Fixed Income II include a portion of certain redemptions being treated as taxable dividends distributions.

At September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Portfolio	Ordinary Income (000)
Advisory	$34,574

At March 31, 2006, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

				Net
				Appreciation
Portfolio	Cost (000)	Appreciation (000)	Depreciation (000)	(Depreciation) (000)
Advisory	$3,650,663	$85,709	$(206,538)	$(120,829)
Advisory Foreign
Fixed Income	2,987	—	(80)	(80)
Advisory Foreign
Fixed Income II	745	—	(27)	(27)

At September 30, 2005, the Advisory Portfolio had available for Federal income tax purposes unused capital losses of approximately $18,149,000, $104,611,000 and $62,736,000, which will expire on September 30, 2011, September 30, 2012 and September 30, 2013, respectively.

To the extent that capital loss carryover is used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2005, the Advisory Foreign Fixed Income Portfolio and Advisory Portfolio elected to defer capital losses occurring between November 1, 2004 and September 30, 2005 up to approximately $32,000 and $9,918,000, respectively.

I. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Other. At March 31, 2006, the Advisory, Advisory Foreign Fixed Income, and Advisory Foreign Fixed Income II Portfolios each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 12.6%, 27.2% and 63.2%, respectively.

22

2006 Semi-Annual Report

March 31, 2006 (unaudited)

Trustee and Officer Information

Trustees

Michael Bozic

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael Nugent

Fergus Reid

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Distributor

Morgan Stanley Distribution, Inc.

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Officers

Charles A. Fiumefreddo

Chairman of the Board and Trustee

Ronald E. Robison

President and Principal Executive Officer

J. David Germany

Vice President

Dennis F. Shea

Vice President

Barry Fink

Vice President

Stefanie V. Chang Yu

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

James W. Garrett

Treasurer and Chief Financial Officer

Michael J. Leary

Director of Treasury and Compliance

Mary E. Mullin

Secretary

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley. com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(800) 354-8185 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 354-8185.

23

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Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

Investment Adviser: (610) 940-5000 • MSIF Trust (800) 354-8185

© 2006 Morgan Stanley

IS06-00401P-Y03/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

Please refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Closed-End Fund Repurchases

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment company Act of 1940, the registrants has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund Trust

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006